UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIESY

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2007

Item 1.  Reports to Stockholders.

UBS Liquid Assets Fund
Semiannual Report
October 31, 2007

UBS Liquid Assets Fund

December 14, 2007

Dear shareholder,
We are pleased to present you with the semiannual report for the UBS Liquid Assets Fund (the “Fund”) for the six months ended October 31, 2007.

Performance
The seven-day current yield for the Fund was 4.91%, as of October 31, 2007, versus 5.17% on April 30, 2007. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 8.)
UBS Liquid Assets Fund

Investment goal:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:
Michael H. Markowitz UBS Global Asset Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

An interview with Portfolio Manager Michael H. Markowitz
Q.	How would you describe the economic environment during the reporting period?
A.	The year started off slowly, with US gross domestic product (“GDP”) expanding only 0.6% during the first quarter of 2007—the slowest growth rate in the US since the fourth quarter of 2002. A variety of factors caused the economy to stumble, including the ongoing troubles in the housing market and tepid business spending.

However, the US economy appeared to strengthen during the six-month reporting period, picking up steam in the second quarter of 2007, boosted by improving manufacturing activity. During this period, GDP growth was a solid 3.8%. The Commerce Department then reported that its preliminary estimate for third quarter GDP growth was 4.9%. Despite the weak housing market, issues related to subprime mortgages, and tighter credit conditions, economic growth remained robust due, in part, to strong consumer spending and increased exports.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment and the issues in the subprime mortgage market?
A.	Fed Chairman Ben Bernanke initially indicated that the issues related to the subprime mortgage market would probably not impact the overall economy. During his remarks to Congress in late March 2007, Mr. Bernanke stated that subprime defaults were “likely to be

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UBS Liquid Assets Fund

contained.” However, as the problems and fallout from subprime mortgages escalated, the Fed became more concerned about these issues. On July 18, 2007, the Chairman told Congress that “rising delinquencies and foreclosures are creating personal, economic and social distress for many homeowners and communities—problems that likely will get worse before they get better.”

As these credit concerns mounted, the Fed provided greater amounts of liquidity to the market in order to facilitate normal market operations by:

	•	Lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007.

	•	Reducing the federal funds rate from 5.25% to 4.75%—the first reduction since June 2003—as well as cutting the discount rate another 0.50% to 5.25% in mid-September 2007. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.)

	•	Cutting both the discount rate and fed funds rate by 0.25%. This brought the rates to 5.00% and 4.50%, respectively, in October 2007. In early December 2007, following the conclusion of the reporting period, the Fed again lowered rates by another 0.25%. This action brought the discount rate to 4.75% and the fed funds rate to 4.25%—the lowest levels for each since the latter part of 2005. In its statement released in conjunction with its December meeting, the Fed stated: “Incoming information suggests that economic growth is slowing, reflecting the intensification of the housing correction and some softening in business and consumer spending. Moreover, strains in financial markets have increased in recent weeks. Today’s action, combined with the policy actions taken earlier, should help promote moderate growth over time.”

Q.	How did you position the Fund’s portfolio during the reporting period?
A.	For much of the reporting period, we employed a “barbell” strategy (in which the maturities of securities in a portfolio are concentrated at opposite ends of the short-term yield curve). We continued to buy shorter-term securities, as we also sought to extend the portfolio’s weighted average maturity with longer-term money market securities maturing within nine to 13 months.

However, when the troubles surfaced in the credit market in mid-August, we sought to increase liquidity by purchasing more overnight securities,

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UBS Liquid Assets Fund

which reduced the portfolio’s weighted average maturity during the remainder of the period. We also added more government agency securities to the portfolio in October and further increased the Fund’s liquidity. Overall, the barbell strategy benefited performance during the reporting period.

Q.	Did you maintain a diversified portfolio during the reporting period?
A.	The Fund’s portfolio remained highly diversified, by both weighted average maturity and security type. We held securities with a wide range of maturities, ranging from overnight up to several months.

In terms of security type, while we are able to generally hold up to 5% in any one security (subject to certain exceptions), we typically maintained a greater level of portfolio diversification over the reporting period. We accomplished this by investing in smaller positions, typically purchasing no more than 2%–3% in any one nongovernment issuer.

Q.	What types of securities did you emphasize over the reporting period?
A.	As always, quality, liquidity and yield remained paramount in our selection process for the portfolio. As a result of our research and selection process, the Fund avoided any direct exposure to collateralized debt obligations (CDOs) or the subprime mortgage market. Our process led us to be highly selective in terms of the types of commercial paper held in the portfolio, which benefited performance during the reporting period. (Commercial paper is a short-term security often backed by a guarantee or a letter of credit from a bank or other entity.) For example, we did not have any positions in single-seller commercial paper conduits or asset-backed commercial paper programs solely backed by mortgages. Instead, we emphasized the more stable multi-seller commercial paper programs.

Short-term corporate obligations and certificates of deposit also comprised a fair amount of the portfolio. Within these sectors, we also found variable-rate securities, which offer interest rates that reset periodically, to be attractive, given the uncertainty of interest rate movements by the Fed. We purchased variable-rate securities linked to the fed funds rate, as well as those linked to the one-month and three-month LIBOR. (The LIBOR, or the London Interbank Offered Rate, is among the most common of benchmark interest rate indexes used to make adjustments to adjustable-rate securities.)

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UBS Liquid Assets Fund

Late in the period, we increased our exposure to overnight securities, such as repurchase agreements, as well as one-month securities as we sought to increase the Fund’s liquidity. These purchases helped to minimize the Fund’s risk exposure. In response to turmoil in the asset-backed commercial paper market during this time, we decreased our exposure to these securities and increased our exposure to US government and agency obligations.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	Our fundamental analysis points to pockets of vulnerability in the US economy, and we acknowledge the potential for slower growth in the fourth quarter of 2007, continuing into 2008. However, we do not anticipate enough turmoil to trigger a widespread global economic slowdown. We will continue to monitor the factors likely to play a role in the Fed’s future decisions on interest rates, including inflation and the overall strength of the economy.

Due to recent strains in the subprime mortgage market, we also plan to remain alert to changes in the risk premium (the return over the hypothetical risk-free rate) associated with short-term securities, as well as the effects of subprime lending on the rest of the economy.

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UBS Liquid Assets Fund

We thank you for your continued support, and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President—UBS Money Series
UBS Liquid Assets Fund
Head of the Americas
UBS Global Asset Management (Americas) Inc.

Michael H. Markowitz
Portfolio Manager—UBS Money Series
UBS Liquid Assets Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2007. The views and opinions in the letter were current as of December 14, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

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UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2007 to October 31, 2007.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

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UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)
	May 1, 2007	October 31, 2007	05/01/07 to 10/31/07

Actual	$1,000.00	$1,026.40	$0.56

Hypothetical (5% annual return before expenses)	1,000.00	1,024.58	0.56

(1)	Expenses are equal to the Fund’s annualized net expense ratio of 0.11%, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

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UBS Liquid Assets Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/07	04/30/07	10/31/06

Seven-day current yield(1)	4.91%	5.17%	5.26%

Seven-day effective yield(1)	5.03	5.30	5.40

Weighted average maturity(2)	43 days	48 days	41 days

Net assets (mm)	$1,425.0	$658.0	$583.8

Portfolio composition(3)	10/31/07	04/30/07	10/31/06

Commercial paper	39.0%	63.6%	63.0%

Repurchase agreements	21.1	3.1	6.5

US government and agency obligations	19.9	3.5	3.4

Certificates of deposit	13.1	12.9	15.3

Short-term corporate obligations	7.0	12.3	8.5

Bank notes	1.7	4.4	3.1

Other assets less liabilities	(1.8)	0.2	0.2

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	The Fund is actively managed and its weighted average maturity will differ over time.

(3)	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in UBS Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

US government and agency obligations—19.93%

Federal Farm Credit Bank
4.740%, due 11/01/07(1)	$5,000,000	$5,000,000

Federal Home Loan Bank
4.400%, due 11/01/07(2)	79,000,000	79,000,000

5.100%, due 11/07/07(2)	9,000,000	8,992,350

5.438%, due 11/18/07(1)	18,000,000	18,000,000

4.400%, due 11/23/07(2)	25,000,000	24,932,778

5.093%, due 01/10/08(1)	12,000,000	11,997,684

4.885%, due 08/20/08	8,800,000	8,810,172

5.100%, due 09/19/08	12,800,000	12,852,652

4.500%, due 11/05/08	13,500,000	13,500,000

Federal Home Loan Mortgage Corp.
4.680%, due 11/26/07(2)	25,000,000	24,918,750

5.071%, due 12/30/07(1)	5,000,000	4,997,080

5.375%, due 08/13/08	8,000,000	8,000,000

Federal National Mortgage Association
4.645%, due 01/16/08(2)	50,000,000	49,509,694

US Treasury Bills
3.922%, due 05/01/08(2)	13,800,000	13,526,340

Total US government and agency obligations (cost—$284,037,500)		284,037,500

Bank notes—1.68%

Banking-US—1.68%
Bank of America N.A.
4.988%, due 11/01/07(1)	4,000,000	4,000,000

5.038%, due 11/01/07(1)	5,000,000	5,000,000

5.330%, due 12/17/07	10,000,000	10,000,000

US Bank N.A.
4.763%, due 11/30/07(1)	5,000,000	5,000,029

Total bank notes (cost—$24,000,029)		24,000,029

Certificates of deposit—13.12%

Banking-non-US—9.47%
Bank of Tokyo-Mitsubishi UFJ Ltd.
5.440%, due 03/14/08	10,000,000	10,000,000

Barclays Bank PLC
5.360%, due 01/18/08	3,000,000	3,000,000

5.530%, due 03/14/08	5,000,000	5,000,000

5.200%, due 06/16/08	5,000,000	5,000,000

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Calyon N.A., Inc.
4.545%, due 12/31/07(1)	$5,000,000	$4,999,596

5.325%, due 01/16/08	7,000,000	7,000,000

4.750%, due 02/28/08	10,000,000	10,000,000

Deutsche Bank AG
4.655%, due 11/01/07(1)	4,000,000	4,000,000

5.360%, due 02/14/08	6,000,000	6,000,000

Lloyds TSB Bank PLC
4.850%, due 01/25/08	15,000,000	15,000,000

Natixis
5.365%, due 06/02/08	5,000,000	5,000,000

Norinchukin Bank Ltd.
5.680%, due 11/14/07	10,000,000	10,000,000

5.120%, due 12/12/07	10,000,000	10,000,000

5.350%, due 01/28/08	5,000,000	5,000,000

Royal Bank of Scotland PLC
5.160%, due 01/02/08	10,000,000	10,001,115

Svenska Handelsbanken
5.000%, due 10/09/08	25,000,000	25,000,000

		135,000,711

Banking-US—3.65%
American Express Centurion Bank
4.660%, due 11/29/07	15,000,000	15,000,000

Bank of New York Mellon Corp.
5.455%, due 11/19/07(1)	5,000,000	4,999,932

Citibank N.A.
5.335%, due 11/07/07	7,000,000	7,000,000

4.940%, due 01/22/08	15,000,000	15,000,000

State Street Bank & Trust Co.
5.540%, due 02/04/08	10,000,000	10,000,000

		51,999,932

Total certificates of deposit (cost—$187,000,643)		187,000,643

Commercial paper(2)—38.96%

Asset backed-banking—1.11%
Atlantis One Funding
5.190%, due 01/07/08	16,000,000	15,845,453

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—3.37%
Falcon Asset Securitization Corp.
6.150%, due 12/06/07	$7,500,000	$7,455,156

Kitty Hawk Funding Corp.
6.000%, due 12/05/07	10,250,000	10,191,917

Old Line Funding Corp.
6.150%, due 12/06/07	12,000,000	11,928,250

Variable Funding Capital Corp.
6.000%, due 11/16/07	8,500,000	8,478,750

Yorktown Capital LLC
5.115%, due 01/07/08	10,000,000	9,904,804

		47,958,877

Asset backed-securities—2.17%
Grampian Funding LLC
5.185%, due 11/21/07	6,000,000	5,982,716

Links Finance LLC
5.170%, due 11/01/07	10,000,000	10,000,000

Scaldis Capital LLC
5.230%, due 11/15/07	10,000,000	9,979,661

Solitaire Funding LLC
5.280%, due 11/02/07	5,000,000	4,999,267

		30,961,644

Automobile OEM—0.91%
PACCAR Financial Corp.
4.720%, due 11/02/07	13,000,000	12,998,296

Banking-US—14.69%
Abbey National N.A. LLC
4.650%, due 11/01/07	15,000,000	15,000,000

BNP Paribas Finance
4.820%, due 11/19/07	15,000,000	14,963,850

Dexia Delaware LLC
4.830%, due 11/06/07	13,000,000	12,991,279

4.790%, due 11/26/07	12,000,000	11,960,083

ING (US) Funding LLC
5.000%, due 11/05/07	10,000,000	9,994,445

5.380%, due 12/13/07	10,000,000	9,937,233

4.980%, due 12/14/07	10,000,000	9,940,517

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(continued)

Banking-US—(concluded)
Kredietbank N.A. Finance Corp.
4.740%, due 11/01/07	$35,000,000	$35,000,000

Morgan (J.P.) Chase & Co.
4.830%, due 04/17/08	20,250,000	19,793,565

Natexis Banques Populaires US Finance Co. LLC
4.720%, due 11/02/07	25,000,000	24,996,722

San Paolo IMI US Financial Co.
4.760%, due 11/23/07	30,000,000	29,912,734

Societe Generale N.A., Inc.
4.785%, due 02/01/08	15,000,000	14,816,575

		209,307,003

Brokerage—5.18%
Goldman Sachs Group, Inc.
4.800%, due 12/03/07	30,000,000	29,872,000

Greenwich Capital Holdings, Inc.
5.170%, due 12/03/07	10,000,000	9,954,044

Merrill Lynch & Co., Inc.
4.830%, due 11/07/07	15,000,000	14,987,925

4.760%, due 11/20/07	15,000,000	14,962,317

Morgan Stanley
4.860%, due 11/01/07(1)	4,000,000	4,000,000

		73,776,286

Consumer products-nondurables—2.03%
Procter & Gamble Co.
4.770%, due 11/15/07	19,000,000	18,964,755

Procter & Gamble International Funding SCA
4.740%, due 01/10/08	10,000,000	9,907,833

		28,872,588

Energy-integrated—2.10%
BP Capital Markets PLC
4.650%, due 11/01/07	30,000,000	30,000,000

Finance-noncaptive diversified—4.48%
General Electric Capital Corp.
4.760%, due 11/06/07	28,000,000	27,981,489

5.150%, due 11/09/07	6,000,000	5,993,133

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(concluded)

Finance-noncaptive diversified—(concluded)
International Lease Finance Corp.
4.520%, due 12/10/07	$30,000,000	$29,853,100

		63,827,722

Food/beverage—0.70%
Coca-Cola Co.
5.175%, due 11/30/07	10,000,000	9,958,313

Insurance-multiline—0.78%
Hartford Financial Services Group, Inc.
4.800%, due 12/07/07	11,200,000	11,146,240

Pharmaceuticals—1.44%
Sanofi-Aventis
4.530%, due 11/14/07	20,500,000	20,466,465

Total commercial paper (cost—$555,118,887)		555,118,887

Short-term corporate obligations—7.02%

Asset backed-securities—2.88%
Asscher Finance Corp.
5.400%, due 07/09/08(3)	2,000,000	1,999,931

CC (USA), Inc. (Centauri)
4.625%, due 11/01/07(1),(3)	3,000,000	3,000,110

5.340%, due 06/05/08(3)	4,000,000	3,999,771

Cullinan Finance Corp.
4.820%, due 11/01/07(1),(3)	5,000,000	4,999,885

5.185%, due 01/10/08(1),(3)	2,500,000	2,499,952

5.320%, due 01/16/08(3)	2,500,000	2,500,000

Dorada Finance, Inc.
4.625%, due 11/01/07(1),(3)	2,000,000	2,000,039

K2 (USA) LLC
5.568%, due 12/20/07(1),(3)	5,000,000	4,999,830

5.203%, due 01/15/08(1),(3)	10,000,000	9,998,592

5.400%, due 06/16/08(3)	5,000,000	5,000,000

		40,998,110

Automobile OEM—0.17%
American Honda Finance Corp.
5.200%, due 12/27/07(1),(3)	2,500,000	2,500,112

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Short-term corporate obligations—(concluded)

Banking-non-US—2.39%
ANZ National International Ltd.
5.122%, due 11/07/07(1),(3)	$3,000,000	$3,000,000

Bank of Scotland
5.198%, due 11/01/07(1),(3)	3,000,000	3,000,000

BNP Paribas
5.330%, due 11/07/07(1)	3,000,000	3,000,000

Caja Ahorros Barcelona
5.151%, due 01/23/08(1),(3)	8,000,000	8,000,000

National Australia Bank Ltd.
5.061%, due 11/15/07(1),(3)	9,000,000	9,000,000

Societe Generale
5.114%, due 11/02/07(1),(3)	4,000,000	4,000,000

Totta Ireland PLC
5.122%, due 11/07/07(1),(3)	4,000,000	4,000,000

		34,000,000

Banking-US—0.49%
Citigroup Funding, Inc.
4.610%, due 11/01/07(1)	7,000,000	7,001,069

Brokerage—0.18%
Morgan Stanley
5.485%, due 11/09/07(1)	2,500,000	2,500,084

Finance-captive automotive—0.91%
Toyota Motor Credit Corp.
5.213%, due 01/07/08(1)	3,000,000	3,000,176

5.070%, due 11/01/07(1)	10,000,000	10,000,000

		13,000,176

Total short-term corporate obligations (cost—$99,999,551)		99,999,551

Repurchase agreements—21.07%

Repurchase agreement dated 10/31/07 with Barclays Bank PLC, 4.820%, due 11/01/07, collateralized by $725,000 Federal Home Loan Bank obligations, 5.500% due 11/01/07 and $100,238,000 Federal National Mortgage Association obligations, 4.750% due 11/19/12; (value—$102,000,882); proceeds: $100,013,389	100,000,000	100,000,000

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/07 with Deutsche Bank Securities, 4.820%, due 11/01/07, collateralized by $50,000,000 Federal Home Loan Bank obligations, 4.875% due 09/08/17, $6,412,000 Federal Home Loan Mortgage Corp. obligations, 5.425% due 02/28/11, $31,000,000 Federal National Mortgage Association obligations, 7.125% due 06/15/10 and $30,913,000 Resolution Funding Interest Strips, zero coupon due 10/15/28; (value—$102,000,231); proceeds: $100,013,389	$100,000,000	$100,000,000

Repurchase agreement dated 10/31/07 with Lehman Brothers, Inc., 4.750%, due 11/01/07, collateralized by $99,990,000 Federal Home Loan Mortgage Corp. obligations, 5.125% due 11/17/17; (value—$101,996,044); proceeds: $100,013,194	100,000,000	100,000,000

Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150%, due 11/01/07, collateralized by $180,714 US Treasury Notes, 4.750% to 5.625% due 05/15/08 to 01/31/12; (value—$187,798); proceeds: $184,021	184,000	184,000

Total repurchase agreements (cost—$300,184,000)		300,184,000

Total investments (cost—$1,450,340,610 which approximates cost for federal income tax purposes)—101.78%		1,450,340,610

Liabilities in excess of other assets—(1.78)%		(25,364,100)

Net assets (applicable to 1,424,976,509 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$1,424,976,510

(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2007 and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.23% of net assets as of October 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

OEM	Original Equipment Manufacturer

15

UBS Liquid Assets Fund

Statement of net assets—October 31, 2007 (unaudited)

Issuer breakdown by country of origin

Percentage of total investments

United States	83.3%

United Kingdom	5.6

France	3.8

Japan	3.3

Sweden	1.7

Germany	0.7

Australia	0.6

Spain	0.5

Ireland	0.3

New Zealand	0.2

Total	100.0%

Weighted average maturity—43 days

See accompanying notes to financial statements

16

UBS Liquid Assets Fund

Statement of operations

For the six
months ended
October 31, 2007
(unaudited)

Investment income:
Interest	$24,307,412

Expenses:
Investment advisory and administration fees	322,445

Transfer agency fees	303,506

Custody and accounting fees	64,489

Federal and state registration fees	47,735

Professional fees	45,583

Reports and notices to shareholders	27,595

Insurance fees	12,229

Trustees’ fees	9,739

Other expenses	3,189

836,510

Less: Fee waivers by investment advisor and administrator	(322,445)

Net expenses	514,065

Net investment income/net increase in net assets resulting from operations	$23,793,347

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2007	year ended
	(unaudited)	April 30, 2007

From operations:
Net investment income/net increase in net assets
resulting from operations	$23,793,347	$30,248,505

Dividends and distributions to shareholders from:
Net investment income	(23,793,347)	(30,248,505)

Net realized gains from investment activities	—	(40,177)

Total dividends and distributions to shareholders	(23,793,347)	(30,288,682)

Net increase in net assets from beneficial interest transactions	766,945,210	229,859,600

Net increase in net assets	766,945,210	229,819,423

Net assets:
Beginning of period	658,031,300	428,211,877

End of period	$1,424,976,510	$658,031,300

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

17

UBS Liquid Assets Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended
	October 31, 2007
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.026

Dividends from net investment income	(0.026)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.026)

Net asset value, end of period	$1.00

Total investment return(2)	2.64%

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,424,977

Expenses to average net assets, net of fee waivers by advisor	0.11	%(3)

Expenses to average net assets, before fee waivers by advisor	0.18	%(3)

Net investment income to average net assets	5.17	%(3)

(1)	Amount of distribution paid represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(3)	Annualized.

See accompanying notes to financial statements

18

For the years ended April 30,

2007		2006	2005		2004		2003

$1.00		$1.00	$1.00		$1.00		$1.00

0.052		0.038	0.017		0.010		0.015

(0.052)		(0.038)	(0.017)		(0.010)		(0.015)

(0.000	)(1)	—	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)

(0.052)		(0.038)	(0.017)		(0.010)		(0.015)

$1.00		$1.00	$1.00		$1.00		$1.00

5.28%		3.82%	1.74%		0.98%		1.56%

$658,031		$428,212	$394,013		$326,684		$338,534

0.14%		0.16%	0.17%		0.17%		0.16%

0.21%		0.23%	0.26%		0.20%		0.19%

5.16%		3.77%	1.72%		0.95%		1.56%

19

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Liquid Assets Fund (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with eleven series: the Fund, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund and UBS Cash Reserves Fund. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded

20

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of operations for a fiscal period.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and

21

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”), with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the six months ended October 31, 2007 its direct advisory/administrative costs and expenses approximate an annual rate of 0.07% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the six months ended October 31, 2007, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor

22

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2007, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $1,104,000,503. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. The Fund did not loan any securities during the six months ended October 31, 2007.

Other liabilities and components of net assets
At October 31, 2007, the Fund had the following liabilities outstanding:

Payable for investments purchased	$27,026,340

Dividends payable to shareholders	1,329,891

Other accrued expenses	182,445

23

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

At October 31, 2007, the components of net assets were as follows:

Accumulated paid in capital	$1,424,974,301

Accumulated net realized gain from investment activities	2,209

Net assets	$1,424,976,510

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2007 and the fiscal year ended April 30, 2007 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending April 30, 2008.

At April 30, 2007, the Fund had a capital loss carryforward of $716. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire as follows: $123 in 2013, $329 in 2014 and $264 in 2015. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	year ended
	October 31, 2007	April 30, 2007

Shares sold	3,407,982,687	3,831,414,063

Shares repurchased	(2,663,988,542)	(3,631,309,392)

Dividends reinvested	22,951,065	29,754,929

Net increase in shares outstanding	766,945,210	229,859,600

24

UBS Liquid Assets Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

25

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 18, 2007, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), considered and approved the continuance of the Investment Advisory and Administration Agreement with respect to UBS Liquid Assets Fund (the “Fund”). In preparing for the meeting, the board members had requested and received information from UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the Fund. In addition, one of the Independent Trustees and legal counsel to the Independent Trustees met several times with management and representatives of PricewaterhouseCoopers LLP (“PwC”) to discuss management’s proposed profitability methodology and made suggestions for changes to the methodology. As a result of management’s focus on the profitability methodology and this series of meetings, the Independent Trustees received extensive information on UBS Global AM’s profitability, a report from management on the methodology used and a report from PwC on industry practices with respect to profitability methodology. The board received materials detailing the administrative services provided to the Fund by UBS Global AM, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements are met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund’s service providers.

The Independent Trustees also met for several hours the evening before the board meeting to discuss matters related to the Fund and other funds subject to their oversight and met again after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

26

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM. The board considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates. The board also considered the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel at UBS Global AM and had received information regarding the person primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a

27

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $700 billion of assets under management worldwide as of June 2007.

The board reviewed how transactions in Fund assets are effected, including the standards applied in seeking best execution. In addition, UBS Global AM also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board noted that UBS Global AM currently waives its entire advisory/administrative fees from the Fund. The board also noted that UBS Global AM could change or terminate this voluntary waiver at any time in the future. The board also received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management and advisory fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts but, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and,

28

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

therefore, were not comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

In addition to the Contractual and Actual Management Fees, the board also reviewed and considered total expenses of the Fund. The comparative Lipper information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile for its Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable).

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three- and five-year and since inception periods ended April 30, 2007 and (b) annualized performance information for each year since the inception of the Fund through April 30, 2007. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was in the first quintile for the periods shown (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Based on its review, the board concluded that the Fund’s investment performance was satisfactory.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the

29

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

entire UBS New York fund complex. In addition, the board received information with respect to UBS Global AM’s allocation methodologies used in preparing this profitability data, as noted above. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints but that it was limited to reimbursements for direct costs and expenses. (The Fund was offered to a limited group of investors where there were regulatory constraints on the receipt of compensation by UBS Global AM and its affiliates; compensation was subject to certain limitations not applicable to most mutual funds.) The board also noted that as the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets. The board also recognized that, as noted by management, advisory agreements for many funds in the Fund’s Expense Group do not contain breakpoints at all.

Generally, in light of UBS Global AM’s profitability data, the Actual (as well as Contractual) Management Fee and the fee waiver currently in place, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

30

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

31

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32

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Michal H. Markowitz
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc. 51 West 52nd Street New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2007 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, NY 10019-6114

UBS Cash Reserves Fund
Semiannual Report
October 31, 2007

UBS Cash Reserves Fund

December 14, 2007

Dear Shareholder,
We are pleased to present you with the semiannual report for UBS Cash Reserves Fund (the “Fund”) for the six months ended October 31, 2007.

Performance
The seven-day current yield for the Fund was 4.61% as of October 31, 2007, versus 4.81% on April 30, 2007. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 8.)

An interview with Portfolio Manager Michael H. Markowitz	UBS Cash Reserves Fund

Investment goal:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:
Michael H. Markowitz UBS Global Asset Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly
Q.	How would you describe the economic environment during the reporting period?
A.	The year started off slowly, with US gross domestic product (“GDP”) expanding only 0.6% during the first quarter of 2007—the slowest growth rate in the US since the fourth quarter of 2002. A variety of factors caused the economy to stumble, including the ongoing troubles in the housing market and tepid business spending.

However, the US economy appeared to strengthen during the six-month reporting period, picking up steam in the second quarter of 2007, boosted by improving manufacturing activity. During this period, GDP growth was a solid 3.8%. The Commerce Department then reported that its preliminary estimate for third quarter GDP growth was 4.9%. Despite the weak housing market, issues related to subprime mortgages, and tighter credit conditions, economic growth remained robust due, in part, to strong consumer spending and increased exports.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment and the issues in the subprime mortgage market?
A.	Fed Chairman Ben Bernanke initially indicated that the issues related to the subprime mortgage market would probably not impact the overall economy. During his remarks to Congress in late March 2007, Mr. Bernanke stated that subprime defaults were “likely to be contained.” However,

1

UBS Cash Reserves Fund

as the problems and fallout from subprime mortgages escalated, the Fed became more concerned about these issues. On July 18, 2007, the Chairman told Congress that “rising delinquencies and foreclosures are creating personal, economic and social distress for many homeowners and communities—problems that likely will get worse before they get better.”

As these credit concerns mounted, the Fed provided greater amounts of liquidity to the market in order to facilitate normal market operations by:

	•	Lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007.

	•	Reducing the federal funds rate from 5.25% to 4.75%—the first reduction since June 2003—as well as cutting the discount rate another 0.50% to 5.25% in mid-September 2007. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.)

	•	Cutting both the discount rate and fed funds rate by 0.25%. This brought the rates to 5.00% and 4.50%, respectively, in October 2007. In early December 2007, following the conclusion of the reporting period, the Fed again lowered rates by another 0.25%. This action brought the discount rate to 4.75% and the fed funds rate to 4.25%—the lowest levels for each since the latter part of 2005. In its statement released in conjunction with its December meeting, the Fed stated: “Incoming information suggests that economic growth is slowing, reflecting the intensification of the housing correction and some softening in business and consumer spending. Moreover, strains in financial markets have increased in recent weeks. Today’s action, combined with the policy actions taken earlier, should help promote moderate growth over time.”

Q.	How did you position the Fund’s portfolio during the reporting period?
A.	For much of the reporting period, we employed a “barbell” strategy (in which the maturities of securities in a portfolio are concentrated at opposite ends of the short-term yield curve). We continued to buy shorter-term securities, as we also sought to extend the portfolio’s weighted average maturity with longer-term money market securities maturing within nine to 13 months.

However, when the troubles surfaced in the credit market in mid-August, we sought to increase liquidity by purchasing more overnight securities,

2

UBS Cash Reserves Fund

which reduced the portfolio’s weighted average maturity during the remainder of the period. We also added more government agency securities to the portfolio in October and further increased the Fund’s liquidity. Overall, the barbell strategy benefited performance during the reporting period.

Q.	Did you maintain a diversified portfolio during the reporting period?
A.	The Fund’s portfolio remained highly diversified, by both weighted average maturity and security type. We held securities with a wide range of maturities, ranging from overnight up to several months.

In terms of security type, while we are able to generally hold up to 5% in any one security (subject to certain exceptions), we typically maintained a greater level of portfolio diversification over the reporting period. We accomplished this by investing in smaller positions, typically purchasing no more than 2%–3% in any one nongovernment issuer.

Q.	What types of securities did you emphasize over the reporting period?
A.	As always, quality, liquidity and yield remained paramount in our selection process for the portfolio. As a result of our research and selection process, the Fund avoided any direct exposure to collateralized debt obligations (CDOs) or the subprime mortgage market. Our process led us to be highly selective in terms of the types of commercial paper held in the portfolio, which benefited performance during the reporting period. (Commercial paper is a short-term security often backed by a guarantee or a letter of credit from a bank or other entity.) For example, we did not have any positions in single-seller commercial paper conduits or asset-backed commercial paper programs solely backed by mortgages. Instead, we emphasized the more stable multi-seller commercial paper programs.

Short-term corporate obligations and certificates of deposit also comprised a fair amount of the portfolio. Within these sectors, we also found variable-rate securities, which offer interest rates that reset periodically, to be attractive, given the uncertainty of interest rate movements by the Fed. We purchased variable-rate securities linked to the fed funds rate, as well as those linked to the one-month and three-month LIBOR. (The LIBOR, or the London Interbank Offered Rate, is among the most common of benchmark interest rate indexes used to make adjustments to adjustable-rate securities.)

3

UBS Cash Reserves Fund

Late in the period, we increased our exposure to overnight securities, such as repurchase agreements, as well as one-month securities as we sought to increase the Fund’s liquidity. These purchases helped to minimize the Fund’s risk exposure. In response to turmoil in the asset-backed commercial paper market during this time, we decreased our exposure to these securities and increased our exposure to US government and agency obligations.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	Our fundamental analysis points to pockets of vulnerability in the US economy, and we acknowledge the potential for slower growth in the fourth quarter of 2007, continuing into 2008. However, we do not anticipate enough turmoil to trigger a widespread global economic slowdown. We will continue to monitor the factors likely to play a role in the Fed’s future decisions on interest rates, including inflation and the overall strength of the economy.

Due to recent strains in the subprime mortgage market, we also plan to remain alert to changes in the risk premium (the return over the hypothetical risk-free rate) associated with short-term securities, as well as the effects of subprime lending on the rest of the economy.

4

UBS Cash Reserves Fund

We thank you for your continued support, and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President–UBS Money Series
UBS Cash Reserves Fund
Head of the Americas
UBS Global Asset Management (Americas) Inc.

Michael H. Markowitz
Portfolio Manager–UBS Money Series
UBS Cash Reserves Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2007. The views and opinions in the letter were current as of December 14, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

5

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2007 to October 31, 2007.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

6

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)
	May 1, 2007	October 31, 2007	05/01/07 to 10/31/07

Actual	$1,000.00	$1,024.60	$2.49

Hypothetical (5% annual return before expenses)	1,000.00	1,022.67	2.49

(1)	Expenses are equal to the Fund’s annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

7

UBS Cash Reserves Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/07	04/30/07	10/31/06

Seven-day current yield(1)	4.61%	4.81%	4.85%

Seven-day effective yield(1)	4.72	4.93	4.96

Weighted average maturity(2)	47 days	51 days	44 days

Net assets (mm)	$469.8	$458.7	$489.1

Portfolio composition(3)	10/31/07	04/30/07	10/31/06

Commercial paper	32.4%	49.5%	51.1%

Repurchase agreements	22.4	7.8	10.9

Short-term corporate obligations	15.5	19.3	13.2

US government and agency obligations	15.0	5.5	6.5

Certificates of deposit	13.0	15.1	15.4

Bank notes	3.5	2.6	3.3

Money market funds	0.0 (4)	0.0 (4)	0.0 (4)

Other assets less liabilities	(1.8)	0.2	(0.4)

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	The Fund is actively managed and its weighted average maturity will differ over time.

(3)	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

(4)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

8

UBS Cash Reserves Fund
Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

US government and agency obligations—14.99%

Federal Farm Credit Bank
4.740%, due 11/01/07(1)	$5,000,000	$5,000,000

Federal Home Loan Bank
5.120%, due 11/05/07(2)	5,575,000	5,571,828

5.438%, due 11/18/07(1)	10,000,000	10,000,000

5.093%, due 01/10/08(1)	11,000,000	10,997,877

4.885%, due 08/20/08	3,200,000	3,203,699

5.100%, due 09/19/08	4,750,000	4,769,539

4.500%, due 11/05/08	4,500,000	4,500,000

Federal Home Loan Mortgage Corp.
5.071%, due 12/30/07(1)	3,000,000	2,998,248

5.375%, due 08/13/08	5,000,000	5,000,000

Federal National Mortgage Association
4.645%, due 01/16/08(2)	9,000,000	8,911,745

US Treasury Bills
3.650%, due 11/23/07(2)	5,000,000	4,988,847

3.923%, due 05/01/08(2)	4,600,000	4,508,780

Total US government and agency obligations (cost—$70,450,563)		70,450,563

Bank notes—3.51%

Banking-US—3.51%
Bank of America N.A.
5.330%, due 12/17/07	4,000,000	4,000,000

US Bank N.A.
4.763%, due 11/30/07(1)	5,000,000	5,000,029

World Savings, Federal Savings Bank
5.058%, due 11/20/07(1)	7,500,000	7,504,213

Total bank notes (cost—$16,504,242)		16,504,242

Certificates of deposit—13.04%

Banking-non-US—9.58%
Bank of Tokyo-Mitsubishi UFJ Ltd.
5.440%, due 03/14/08	5,500,000	5,500,000

Barclays Bank PLC
5.360%, due 01/18/08	3,000,000	3,000,000

Calyon N.A. , Inc.
4.750%, due 02/28/08	5,000,000	5,000,000

Lloyds TSB Bank PLC
4.850%, due 01/25/08	9,000,000	9,000,000

9

UBS Cash Reserves Fund
Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Natixis
4.983%, due 11/01/07(1)	$8,000,000	$7,999,716

Norinchukin Bank Ltd.
5.370%, due 01/09/08	5,000,000	5,000,000

Royal Bank of Scotland PLC
5.440%, due 03/11/08	4,500,000	4,500,000

Svenska Handelsbanken
5.000%, due 10/09/08	5,000,000	5,000,000

		44,999,716

Banking-US—3.46%
Bank of New York Mellon Corp.
5.455%, due 11/19/07(1)	5,000,000	4,999,932

Citibank N.A.
4.940%, due 01/22/08	5,000,000	5,000,000

State Street Bank & Trust Co.
5.540%, due 02/04/08	6,250,000	6,250,000

		16,249,932

Total certificates of deposit (cost—$61,249,648)		61,249,648

Commercial paper(2)—32.42%

Asset backed-miscellaneous—4.92%
Falcon Asset Securitization Corp.
6.150%, due 12/06/07	4,500,000	4,473,094

Kitty Hawk Funding Corp.
6.000%, due 12/05/07	6,250,000	6,214,583

Old Line Funding Corp.
6.150%, due 12/06/07	7,500,000	7,455,156

Variable Funding Capital Corp.
6.000%, due 11/16/07	5,000,000	4,987,500

		23,130,333

Asset backed-securities—6.27%
Cullinan Finance Corp.
5.220%, due 11/21/07	7,730,000	7,707,583

Grampian Funding LLC
5.185%, due 11/21/07	10,000,000	9,971,195

Links Finance LLC
5.170%, due 11/01/07	5,000,000	5,000,000

10

UBS Cash Reserves Fund
Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(continued)

Asset backed-securities—(concluded)
Scaldis Capital LLC
5.235%, due 11/16/07	$6,797,000	$6,782,174

		29,460,952

Banking-non-US—2.28%
Bank of Ireland
5.240%, due 11/08/07	10,700,000	10,689,098

Banking-US—12.05%
Barclays US Funding Corp.
5.110%, due 02/15/08	7,000,000	6,894,677

Deutsche Bank Financial LLC
4.750%, due 11/01/07	11,000,000	11,000,000

Dresdner US Finance, Inc.
4.790%, due 11/01/07	11,500,000	11,500,000

ING (US) Funding LLC
5.380%, due 12/13/07	8,000,000	7,949,787

Morgan (J.P.) Chase & Co.
4.830%, due 04/17/08	7,500,000	7,330,950

Natexis Banques Populaires US Finance Co. LLC
5.155%, due 04/08/08	1,215,000	1,187,337

Santander Central Hispano Finance Delaware, Inc.
5.175%, due 11/15/07	5,800,000	5,788,327

Societe Generale N.A., Inc.
5.190%, due 01/11/08	5,000,000	4,948,821

		56,599,899

Brokerage—2.49%
Greenwich Capital Holdings, Inc.
5.160%, due 11/30/07	6,000,000	5,975,060

5.170%, due 12/03/07	4,000,000	3,981,618

Morgan Stanley
4.860%, due 11/01/07(1)	1,750,000	1,750,000

		11,706,678

Consumer products-nondurables—2.32%
Procter & Gamble International Funding SCA
4.690%, due 01/14/08	11,000,000	10,893,954

11

UBS Cash Reserves Fund
Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(concluded)

Finance-noncaptive diversified—1.03%
General Electric Capital Corp.
4.750%, due 06/26/08	$5,000,000	$4,842,986

Food/beverage—1.06%
Coca-Cola Co.
5.175%, due 11/30/07	5,000,000	4,979,156

Total commercial paper (cost—$152,303,056)		152,303,056

Short-term corporate obligations(1)—15.49%

Asset backed-securities—3.62%
Cullinan Finance Corp.
4.820%, due 11/01/07(3)	4,000,000	3,999,908

5.185%, due 01/10/08(3)	3,000,000	2,999,942

K2 (USA) LLC
4.815%, due 11/01/07(3)	4,000,000	3,999,929

5.568%, due 12/20/07(3)	6,000,000	5,999,796

		16,999,575

Banking-non-US—6.17%
ANZ National International Ltd.
5.122%, due 11/07/07(3)	2,000,000	2,000,000

Bank of Scotland PLC
5.198%, due 11/01/07(3)	3,000,000	3,000,000

BNP Paribas
5.330%, due 11/07/07	5,000,000	5,000,000

Caja Ahorros Barcelona
5.151%, due 01/23/08(3)	5,000,000	5,000,000

Societe Generale
5.114%, due 11/02/07(3)	5,000,000	5,000,000

Totta Ireland PLC
5.122%, due 11/07/07(3)	4,000,000	4,000,000

Westpac Banking Corp.
5.102%, due 11/06/07(3)	5,000,000	5,000,000

		29,000,000

Banking-US—3.19%
Bank of New York Mellon Corp.
5.080%, due 11/13/07(3)	5,000,000	5,000,000

Citigroup Funding, Inc.
4.610%, due 11/01/07	5,000,000	5,000,764

12

UBS Cash Reserves Fund
Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Short-term corporate obligations(1)—(concluded)

Banking-US—(concluded)
Wells Fargo & Co.
5.171%, due 11/15/07(3)	$5,000,000	$5,000,012

		15,000,776

Finance-captive automotive—2.51%
Toyota Motor Credit Corp.
5.070%, due 11/01/07	2,000,000	2,000,000

5.213%, due 01/07/08	5,000,000	5,000,292

5.233%, due 01/15/08	4,800,000	4,800,616

		11,800,908

Total short-term corporate obligations (cost—$72,801,259)		72,801,259

Repurchase agreements—22.36%

Repurchase agreement dated 10/31/07 with Barclays Bank PLC, 4.820%, due 11/01/07, collateralized by $35,285,000 Federal National Mortgage Association obligations, 5.650% due 03/06/17; (value—$35,700,020); proceeds: $35,004,686	35,000,000	35,000,000

Repurchase agreement dated 10/31/07 with Deutsche Bank Securities, 4.820%, due 11/01/07, collateralized by $42,000,000 Federal Home Loan Bank obligations, 4.250% due 03/24/08, $1,423,000 Federal National Mortgage Association obligations, 5.375% due 07/15/16 and $125,000,000 Tennessee Valley Authority obligations, zero coupon due 01/15/38; (value—$71,400,668); proceeds: $70,009,372	70,000,000	70,000,000

Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150%, due 11/01/07, collateralized by $57,946 US Treasury Notes, 4.750% to 5.625% due 05/15/18 to 01/31/12; (value—$60,218); proceeds: $59,007	59,000	59,000

Total repurchase agreements (cost—$105,059,000)		105,059,000

13

UBS Cash Reserves Fund
Statement of net assets—October 31, 2007 (unaudited)

	Number of
	shares	Value

Money market funds(4)—0.00%

AIM Prime Portfolio, 4.842%	396	$396

UBS Private Money Market Fund LLC(5), 4.928%	193	193

Total money market funds (cost—$589)		589

Total investments (cost—$478,368,357 which approximates
cost for federal income tax purposes)—101.81%		478,368,357

Liabilities in excess of other assets—(1.81)%		(8,520,429)

Net assets (applicable to 469,849,787 shares of beneficial
interest outstanding equivalent to $1.00 per share)—100.00%		$469,847,928

(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2007 and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 10.85% of net assets as of October 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Rates shown reflect yield at October 31, 2007.
(5)	The table below details the Fund’s transaction activity in an affiliated issuer for the six months ended October 31, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		six months	six months		six months
Security	Value at	ended	ended	Value at	ended
description	04/30/07	10/31/07	10/31/07	10/31/07	10/31/07

UBS Private Money Market Fund LLC	$0	$21,022,736	$21,022,543	$193	$1,304

14

UBS Cash Reserves Fund
Statement of net assets—October 31, 2007 (unaudited)

Issuer breakdown by country of origin

Percentage of total investments

United States	77.8%

United Kingdom	6.2

France	4.8

Japan	4.7

Ireland	3.1

Australia	1.0

Spain	1.0

Sweden	1.0

New Zealand	0.4

Total	100.0%

Weighted average maturity—47 days

See accompanying notes to financial statements

15

UBS Cash Reserves Fund

Statement of operations

For the six
months ended
October 31, 2007
(unaudited)

Investment income:
Interest	$14,026,911

Securities lending income (includes $1,304 earned from an affiliated entity)	3,170

14,030,081

Expenses:
Investment advisory and administration fees	869,810

Transfer agency and related services fees	381,761

Professional fees	47,762

Custody and accounting fees	36,901

Federal and state registration fees	31,197

Reports and notices to shareholders	23,963

Insurance fees	10,190

Trustees’ fees	8,346

Other expenses	2,385

1,412,315

Less: Fee waivers by investment advisor and administrator	(131,789)

Net expenses	1,280,526

Net investment income	12,749,555

Net realized gains from investment activities	14,969

Net increase in net assets resulting from operations	$12,764,524

See accompanying notes to financial statements

16

UBS Cash Reserves Fund
Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2007	year ended
	(unaudited)	April 30, 2007

From operations:
Net investment income	$12,749,555	$24,296,539

Net realized gains from investment activities	14,969	16,575

Net increase in net assets resulting from operations	12,764,524	24,313,114

Dividends to shareholders from:
Net investment income	(12,749,555)	(24,296,539)

Net increase (decrease) in net assets from beneficial interest transactions	11,123,383	(10,683,452)

Net increase (decrease) in net assets	11,138,352	(10,666,877)

Net assets:
Beginning of period	458,709,576	469,376,453

End of period	$469,847,928	$458,709,576

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

17

UBS Cash Reserves Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended
	October 31, 2007
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.024

Dividends from net investment income	(0.024)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.024)

Net asset value, end of period	$1.00

Total investment return(2)	2.46%

Ratios/supplemental data:
Net assets, end of period (000’s)	$469,848

Expenses to average net assets, net of fee waivers and/or
expense reimbursements by advisor	0.49	%(3)

Expenses to average net assets, before fee waivers and/or
expense reimbursements by advisor	0.54	%(3)

Net investment income to average net assets	4.84	%(3)

(1)	Amount of distribution paid represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(3)	Annualized.

See accompanying notes to financial statements

18

For the years ended April 30,

2007	2006	2005		2004	2003

$1.00	$1.00	$1.00		$1.00	$1.00

0.048	0.034	0.014		0.007	0.012

(0.048)	(0.034)	(0.014)		(0.007)	(0.012)

—	—	(0.000	)(1)	(0.001)	(0.000	)(1)

(0.048)	(0.034)	(0.014)		(0.008)	(0.012)

$1.00	$1.00	$1.00		$1.00	$1.00

4.91%	3.49%	1.44%		0.70%	1.25%

$458,710	$469,376	$324,223		$239,135	$235,863

0.49%	0.47%	0.47%		0.47%	0.47%

0.55%	0.60%	0.65%		0.72%	0.66%

4.81%	3.50%	1.47%		0.65%	1.25%

19

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Cash Reserves Fund (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with eleven series: the Fund, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund and UBS Liquid Assets Fund. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are

20

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

21

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund’s average daily net assets. At October 31, 2007, the Fund owed UBS Global AM $132,097 for investment advisory and administration fees.

UBS Global AM has contractually undertaken to waive 0.05% of its investment advisory and administration fees through August 31, 2008.

For the six months ended October 31, 2007, UBS Global AM waived $131,789 in investment advisory and administration fees. At October 31, 2007, UBS Global AM owed the Fund $24,281 for fee waivers.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the

22

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

six months ended October 31, 2007, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $205,462,883. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Transfer agency related services fees
UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, provides certain services pursuant to a delegation of authority from PFPC Inc. (“PFPC”), the Fund’s transfer agent, and was compensated for these services by PFPC, not the Fund.

For the six months ended October 31, 2007, UBS Financial Services Inc. received from PFPC, not the Fund, delegated services fees of $202,181.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. For the six months ended October 31, 2007, UBS Securities LLC earned $1,037 in compensation as the Fund’s lending agent. At October 31, 2007, the Fund owed UBS Securities LLC $4 in compensation for services as its lending agent. The Fund did not have any securities on loan at October 31, 2007.

23

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

Other liabilities and components of net assets
At October 31, 2007, the Fund had the following liabilities outstanding:

Payable for investments purchased	$9,008,780

Dividends payable to shareholders	416,473

Other accrued expenses*	253,612

* Excludes investment advisory and administration fees.

At October 31, 2007, the components of net assets were as follows:

Accumulated paid in capital	$469,845,765

Accumulated net realized gain from investment activities	2,163

Net assets	$469,847,928

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2007 and the fiscal year ended April 30, 2007 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending April 30, 2008.

At April 30, 2007, the Fund had a net capital loss carryforward of $26,343. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire April 30, 2013. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. In addition, the Fund utilized $16,575 of capital loss carryforwards to offset prior fiscal year net realized gains.

24

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	year ended
	October 31, 2007	April 30, 2007

Shares sold	1,920,607,716	3,498,479,445

Shares repurchased	(1,922,163,947)	(3,533,289,065)

Dividends reinvested	12,679,614	24,126,168

Net increase (decrease) in shares outstanding	11,123,383	(10,683,452)

25

UBS Cash Reserves Fund
General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

26

UBS Cash Reserves Fund
Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 18, 2007, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), considered and approved the continuance of the Investment Advisory and Administration Agreement with respect to UBS Cash Reserves Fund (the “Fund”). In preparing for the meeting, the board members had requested and received information from UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), as well as the advisory, administrative and distribution arrangements for the Fund. In addition, one of the Independent Trustees and legal counsel to the Independent Trustees met several times with management and representatives of PricewaterhouseCoopers LLP (“PwC”) to discuss management’s proposed profitability methodology and made suggestions for changes to the methodology. As a result of management’s focus on the profitability methodology and this series of meetings, the Independent Trustees received extensive information on UBS Global AM’s profitability, a report from management on the methodology used and a report from PwC on industry practices with respect to profitability methodology. The board received materials detailing the administrative services provided to the Fund by UBS Global AM, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements are met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund’s service providers.

The Independent Trustees also met for several hours the evening before the board meeting to discuss matters related to the Fund and other funds subject to their oversight and met again after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

27

UBS Cash Reserves Fund
Board approval of investment advisory and administration agreement (unaudited)

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Advisory and Administration Agreement during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM. The board considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates. The board also considered the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel at UBS Global AM and had received information regarding the person primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a

28

UBS Cash Reserves Fund
Board approval of investment advisory and administration agreement (unaudited)

wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $700 billion of assets under management worldwide as of June 2007.

The board reviewed how transactions in Fund assets are effected, including the standards applied in seeking best execution. In addition, UBS Global AM also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board also noted that UBS Global AM has entered into a written fee waiver agreement with the Fund pursuant to which UBS Global AM is contractually obligated to waive 0.05% of its management fees through August 31, 2008. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management and advisory fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts but, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and, therefore,

29

UBS Cash Reserves Fund
Board approval of investment advisory and administration agreement (unaudited)

were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

In addition to the Contractual and Actual Management Fees, the board also reviewed and considered total expenses of the Fund. The comparative Lipper information showed that the Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee was in the first quintile for its Expense Group for the comparable periods utilized in the Lipper report. The board also noted that the Fund’s total expenses were in the first quintile for its Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable).

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three- and five-year and since inception periods ended April 30, 2007 and (b) annualized performance information for each year since the inception of the Fund through April 30, 2007. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was in the first quintile for the periods shown (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Based on its review, the board concluded that the Fund’s investment performance was satisfactory.

30

UBS Cash Reserves Fund
Board approval of investment advisory and administration agreement (unaudited)

Adviser profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the board received information with respect to UBS Global AM’s allocation methodologies used in preparing this profitability data, as noted above. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints and considered management’s statement that it believed economies of scale were being appropriately shared with fund shareholders. The board also noted that as the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets. The board also recognized that, as noted by management, advisory agreements for many funds do not contain breakpoints at all.

Generally, in light of UBS Global AM’s profitability data, the Actual (as well as Contractual) Management Fee and the fee waiver currently in place, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

31

UBS Cash Reserves Fund
Board approval of investment advisory and administration agreement (unaudited)

In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

32

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Michael H. Markowitz
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2007 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Semiannual Report
October 31, 2007

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

December 14, 2007

Dear shareholder,
On August 28, 2007, UBS Select Money Market Fund and UBS Select Treasury Fund transitioned to a master-feeder structure. They are now “feeder funds” investing all of their assets in “master funds”—the Prime Master Fund and Treasury Master Fund, respectively. Their names changed in August to UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, respectively.

Around the same time, the new Tax-Free Master Fund and a feeder fund for it, the UBS Select Tax-Free Institutional Fund, were created.

Shareholders of the former UBS Select Money Market Fund and UBS Select Treasury Fund should note that these transitions did not affect the performance or overall expenses of those funds. The feeder funds and their respective master funds have the same investment objectives. This new structure has enabled UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) to provide additional investment options for investors.

We are pleased to present you with the semiannual report for UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund (the “Funds”) for the six months ended October 31, 2007 (or shorter period since commencement).	UBS Select Prime Institutional Fund (formerly known as UBS Select Money Market Fund)

UBS Select Treasury Institutional Fund (formerly known as UBS Select Treasury Fund)

Investment goals (both Funds):
Maximum current income consistent with liquidity and capital preservation

Portfolio Managers:
Michael H. Markowitz Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:
UBS Select Prime Institutional Fund—August 10, 1998; UBS Select Treasury Fund— March 23, 2004

Dividend payments:
Monthly

UBS Select Tax-Free Institutional Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III Ryan Nugent UBS Global Asset Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

1

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Performance
 The seven-day current yield for UBS Select Prime Institutional Fund as of October 31, 2007 was 5.00%. The seven-day current yield for UBS Select Treasury Institutional Fund was 4.41%; while the seven-day current yield for UBS Select Tax-Free Institutional Fund was 3.41%. (For more information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 10.)

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	The year started off slowly, with US gross domestic product (“GDP”) expanding only 0.6% during the first quarter of 2007—the slowest growth rate in the US since the fourth quarter of 2002. A variety of factors caused the economy to stumble, including the ongoing troubles in the housing market and tepid business spending.

However, the US economy appeared to strengthen during the six month period ended October 31, 2007, picking up steam in the second quarter of 2007, boosted by improving manufacturing activity. During this period, GDP growth was a solid 3.8%. The Commerce Department then reported that its preliminary estimate for third quarter 2007 GDP growth was 4.9%. Despite the weak housing market, issues related to subprime mortgages, and tighter credit conditions, economic growth remained robust due, in part, to strong consumer spending and increased exports.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment and issues in the subprime mortgage market?
A.	Fed Chairman Ben Bernanke initially indicated that the issues related to the subprime mortgage market would probably not impact the overall economy. During his remarks to Congress in late March 2007, Mr. Bernanke stated that subprime defaults were “likely to be contained.” However, as the problems and fallout from subprime mortgages escalated, the Fed became more concerned about these issues. On July 18, 2007, the Chairman told Congress that “rising delinquencies and foreclosures are creating personal, economic and social distress for many homeowners and communities—problems that likely will get worse before they get better.”

2

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

As these credit concerns mounted, the Fed provided greater amounts of liquidity to the market in order to facilitate normal market operations by:

	•	Lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007.

	•	Reducing the federal funds rate from 5.25% to 4.75%—the first reduction since June 2003—as well as cutting the discount rate another 0.50% to 5.25% in mid-September 2007. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.)

	•	Cutting both the discount rate and fed funds rate by 0.25%. This brought the rates to 5.00% and 4.50%, respectively, in October 2007. In early December 2007, following the conclusion of the reporting period, the Fed again lowered rates by another 0.25%. This action brought the discount rate to 4.75% and the fed funds rate to 4.25%—the lowest levels for each since the latter part of 2005. In its statement released in conjunction with its December meeting, the Fed stated: “Incoming information suggests that economic growth is slowing, reflecting the intensification of the housing correction and some softening in business and consumer spending. Moreover, strains in financial markets have increased in recent weeks. Today’s action, combined with the policy actions taken earlier, should help promote moderate growth over time.”

Q.	How were the master portfolios in which the Funds invest (or the funds themselves for periods prior to August 28, 2007) managed during the reporting period?
A.	As always, quality, liquidity and yield remained paramount in our management process.

	•	In the master fund in which UBS Select Prime Institutional Fund invests (or the Fund itself for the period prior to conversion on August 28, 2007, as appropriate), we employed a “barbell” strategy (in which the maturities of securities in a portfolio are concentrated at opposite ends of the short-term yield curve) for most of the reporting period. We continued to buy shorter-term securities, as we also sought to extend the portfolio’s weighted average maturity with longer-term money market securities maturing within nine to 13 months.

3

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

However, when the troubles began in the credit market in mid-August, we sought to increase liquidity by purchasing more overnight securities, which reduced the portfolio’s weighted average maturity during the remainder of the period. We also added more agency securities to the portfolio in October, further increasing the Fund’s liquidity. Overall, the barbell strategy benefited performance during the reporting period.

•	In the master fund in which UBS Select Treasury Institutional Fund invests (or the Fund itself for the period prior to conversion on August 28, 2007, as appropriate), we emphasized investments in repurchase agreements backed by Treasury obligations throughout the entire reporting period. (Repurchase agreements are essentially contracts in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.) The yields provided by engaging in these transactions were generally higher than direct investments in Treasury securities. Repurchase agreements also often have the added advantage of providing increased liquidity. As a result, we maintained a smaller portion of the portfolio in direct Treasury securities holdings, including Treasury bills and notes.

•	In the master fund in which UBS Select Tax-Free Institutional Fund invests, from the time of the Fund’s inception on August 28, 2007, to the end of the reporting period, we increased the weighted average maturity to roughly 18 days.

In order to add yield and diversity to the master fund’s portfolio, we maintained an exposure to a range of money market instruments. At the beginning of the period, we focused on variable rate demand notes, or ”VRDNs.” Purchased at par, VRDNs pay monthly or quarterly interest based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. During this time, we also maintained positions in tender option bonds. These are created when a sponsor places long-term municipal bonds in a trust, which then issues short-term securities. Tender option bonds are purchased at par and pay interest periodically based on a floating rate that resets from time to time.

As the reporting period progressed, we began to purchase more tax-exempt commercial paper and fixed rate notes as issuers we deemed attractive were available. We did this to add value and to extend the Fund’s weighted average maturity.

4

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Overall, the tax-free master fund responded well to the credit market volatility that prevailed during the reporting period. In the coming quarters, we plan to continue to extend the master fund’s average weighted maturity to roughly match that of our peers to the extent we deem it prudent. We also anticipate reducing our exposure to commercial paper in favor of fixed rate notes to take advantage of opportunities to add yield in the current rate environment.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	While our fundamental analysis points to pockets of vulnerability in the US economy, we do not anticipate enough turmoil to trigger a widespread global economic slowdown. We will continue to monitor the factors likely to play a role in the Fed’s future decisions on interest rates, including inflation and the overall strength of the economy and how that might impact the Funds.

Due to recent strains in the subprime mortgage market, we also plan to remain alert to changes in the risk premium (the return over a hypothetical risk-free rate) associated with various types of short-term securities, as well as to the effects of the fallout from subprime lending on the rest of the economy.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,*please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

5

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Sincerely,

Kai R. Sotorp	Michael H. Markowitz
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Institutional Fund	UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund	UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund	Managing Director
Head of the Americas	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

Robert Sabatino	Elbridge T. Gerry III
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Institutional Fund	UBS Select Tax-Free Institutional Fund
UBS Select Treasury Institutional Fund	Managing Director
Executive Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

Ryan Nugent
Portfolio Manager—
UBS Select Tax-Free Institutional Fund
Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2007 (or shorter period since commencement). The views and opinions in the letter were current as of December 14, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2007 to October 31, 2007 (except as otherwise indicated below).

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Please note that UBS Select Tax-Free Institutional Fund commenced operations on August 28, 2007, therefore “Actual” expenses paid during the period reflect activity from August 28, 2007 through October 31, 2007.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each

7

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while UBS Select Tax-Free Institutional Fund commenced operations on August 28, 2007, the “Hypothetical” expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that this Fund’s expense ratio in effect during its initial period (August 28, 2007, through October 31, 2007) also would have been in effect during the period from May 1, 2007 to October 31, 2007.

8

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Institutional Fund

		Ending
		account value
	Beginning	October 31,	Expenses paid	Expense ratio
	account value	2007	during period(2)	during period

Actual	$1,000.00	$1,026.30	$0.92	0.18%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.23	0.92	0.18

UBS Select Treasury Institutional Fund

		Ending
		account value
	Beginning	October 31,	Expenses paid	Expense ratio
	account value	2007	during period(2)	during period

Actual	$1,000.00	$1,023.90	$0.92	0.18%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.23	0.92	0.18

UBS Select Tax-Free Institutional Fund(3)

		Ending
		account value
	Beginning	October 31,	Expenses paid	Expense ratio
	account value	2007	during period(2)	during period

Actual	$1,000.00	$1,006.50	$0.14	0.08%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.73	0.41	0.08

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

(3)	The Fund commenced operations on August 28, 2007. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 65 divided by 366 (to reflect actual days in the period for the actual example) and multiplied by 184 divided by 366 (to reflect the one-half year period for the hypothetical example).

9

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics	10/31/07

Seven-day current yield(1)	5.00%

Seven-day effective yield(1)	5.13

Weighted average maturity(2)	38 days

Net assets (bln)	$10.9

UBS Select Treasury Institutional Fund

Yields and characteristics	10/31/07

Seven-day current yield(1)	4.41%

Seven-day effective yield(1)	4.51

Weighted average maturity(2)	20 days

Net assets (bln)	$2.3

UBS Select Tax-Free Institutional Fund

Yields and characteristics	10/31/07

Seven-day current yield(1)	3.41%

Seven-day effective yield(1)	3.47

Weighted average maturity(2)	18 days

Net assets (bln)	$1.0

(1)	Yields will fluctuate, and for UBS Select Tax-Free Institutional Fund, reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed, and its weighted average maturity will differ over time.

An investment in UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

10

UBS Select Prime Institutional Fund

Statement of assets and liabilities—October 31, 2007 (unaudited)

Assets:
Investments in Prime Master Fund (“Master”), at value	$10,942,813,878

Liabilities:
Dividends payable to shareholders	44,462,931

Payable to affiliates	723,251

Total liabilities	45,186,182

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 10,897,557,361 outstanding	10,897,557,361

Accumulated net realized gain from investment activities	70,335

Net assets	$10,897,627,696

Net asset value per share	$1.00

See accompanying notes to financial statements

11

UBS Select Treasury Institutional Fund

Statement of assets and liabilities—October 31, 2007 (unaudited)

Assets:
Investments in Treasury Master Fund (“Master”), at value	$2,310,159,027

Liabilities:
Dividends payable to shareholders	8,579,851

Payable to affiliates	159,732

Total liabilities	8,739,583

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 2,301,329,471 outstanding	2,301,329,471

Accumulated net realized gain from investment activities	89,973

Net assets	$2,301,419,444

Net asset value per share	$1.00

See accompanying notes to financial statements

12

UBS Select Tax-Free Institutional Fund

Statement of assets and liabilities—October 31, 2007 (unaudited)

Assets:
Investments in Tax-Free Master Fund (“Master”), at value	$1,027,021,934

Liabilities:
Dividends payable to shareholders	2,355,553

Payable to affiliates	59,241

Total liabilities	2,414,794

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,024,600,919 outstanding	1,024,600,919

Accumulated net realized gain from investment activities	6,221

Net assets	$1,024,607,140

Net asset value per share	$1.00

See accompanying notes to financial statements

13

UBS Select Prime Institutional Fund

Statement of operations

For the six months ended October 31, 2007 (unaudited)

Investment income:
Interest income	$168,152,258

Securities lending income (includes $228 earned from an affiliated entity)	8,137

168,160,395

Interest income allocated from Master	96,304,080

Expenses allocated from Master	(1,815,264)

Net investment income allocated from Master	94,488,816

Total investment income	262,649,211

Expenses:
Investment advisory and/or administration fees(1)	7,053,683

Trustees’ fees	23,490

Net expenses	7,077,173

Net investment income	255,572,038

Net realized gain from investment activities	611

Net increase in net assets resulting from operations	$255,572,649

(1)	As noted in the financial statement footnotes, the fund paid fees pursuant to an Investment Advisory and Administration Contract until conversion to a master-feeder structure on August 28, 2007; from that date forward, fees paid at the feeder level related to administration services as advisory functions occurred at the master fund level.

See accompanying notes to financial statements

14

UBS Select Treasury Institutional Fund

Statement of operations

For the six months ended October 31, 2007 (unaudited)

Investment income:
Interest income	$18,331,947

Securities lending income	56,695

18,388,642

Interest income allocated from Master	20,965,892

Securities lending income allocated from Master	4,781

Expenses allocated from Master	(450,839)

Net investment income allocated from Master	20,519,834

Total investment income	38,908,476

Expenses:
Investment advisory and/or administration fees(1)	1,029,149

Trustees’ fees	4,897

Net expenses	1,034,046

Net investment income	37,874,430

Net realized gain from investment activities	50,146

Net increase in net assets resulting from operations	$37,924,576

(1)	As noted in the financial statement footnotes, the fund paid fees pursuant to an Investment Advisory and Administration Contract until conversion to a master-feeder structure on August 28, 2007; from that date forward, fees paid at the feeder level related to administration services as advisory functions occurred at the master fund level.

See accompanying notes to financial statements

15

UBS Select Tax-Free Institutional Fund

Statement of operations

For the period
August 28, 2007(1) to
October 31, 2007
(unaudited)

Investment income:
Interest income allocated from Master	$3,868,511

Expenses allocated from Master	(106,219)

Waivers allocated from Master	106,219

Net investment income allocated from Master	3,868,511

Expenses:
Administration fees	84,876

Net investment income	3,783,635

Net realized gain from investment activities allocated from Master	6,221

Net increase in net assets resulting from operations	$3,789,856

(1)  Commencement of operations.

See accompanying notes to financial statements

16

UBS Select Prime Institutional Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2007	year ended
	(unaudited)	April 30, 2007

From operations:
Net investment income	$255,572,038	$437,349,946

Net realized gain (loss) from investment activities	611	(13,227)

Net increase in net assets resulting from operations	255,572,649	437,336,719

Dividends to shareholders from:
Net investment income	(255,572,038)	(437,349,946)

Net increase in net assets from beneficial
interest transactions	1,625,387,824	2,574,049,628

Net increase in net assets	1,625,388,435	2,574,036,401

Net assets:
Beginning of period	9,272,239,261	6,698,202,860

End of period	$10,897,627,696	$9,272,239,261

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

17

UBS Select Treasury Institutional Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2007	year ended
	(unaudited)	April 30, 2007

From operations:
Net investment income	$37,874,430	$41,757,416

Net realized gains from investment activities	50,146	57,635

Net increase in net assets resulting from operations	37,924,576	41,815,051

Dividends to shareholders from:
Net investment income	(37,874,430)	(41,757,416)

Net realized gains from investment activities	—	(67,672)

Total dividends and distributions to shareholders	(37,874,430)	(41,825,088)

Net increase in net assets from beneficial
Interest transactions	1,349,960,948	371,255,914

Net increase in net assets	1,350,011,094	371,245,877

Net assets:
Beginning of period	951,408,350	580,162,473

End of period	$2,301,419,444	$951,408,350

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

18

UBS Select Tax-Free Institutional Fund

Statement of changes in net assets

For the period
August 28, 2007(1) to
October 31, 2007
(unaudited)

From operations:
Net investment income	$3,783,635

Net realized gain from investment activities	6,221

Net increase in net assets resulting from operations	3,789,856

Dividends to shareholders from:
Net investment income	(3,783,635)

Net increase in net assets from beneficial interest transactions	1,024,600,919

Net increase in net assets	1,024,607,140

Net assets:
Beginning of period	—

End of period	$1,024,607,140

Accumulated undistributed net investment income	$—

(1)  Commencement of operations.

See accompanying notes to financial statements

19

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended
	October 31, 2007
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.026

Dividends from net investment income	(0.026)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.026)

Net asset value, end of period	$1.00

Total investment return(2)	2.63%

Ratios/supplemental data:
Net assets, end of period (000’s)	$10,897,628

Expenses to average net assets, net of fee waivers by advisor	0.18	%(3),(4)

Expenses to average net assets, before fee waivers by advisor	0.18	%(3),(4)

Net investment income to average net assets	5.18	%(3),(4)

(1)	Amount of distribution paid represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Annualized.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Prime Master Fund.

See accompanying notes to financial statements

20

For the years ended April 30,

2007	2006	2005		2004	2003

$1.00	$1.00	$1.00		$1.00	$1.00

0.051	0.037	0.017		0.010	0.015

(0.051)	(0.037)	(0.017)		(0.010)	(0.015)

—	—	(0.000	)(1)	—	(0.000) (1)

(0.051)	(0.037)	(0.017)		(0.010)	(0.015)

$1.00	$1.00	$1.00		$1.00	$1.00

5.25%	3.81%	1.72%		0.98%	1.56%

$9,272,239	$6,698,203	$5,934,079		$7,491,646	$6,335,525

0.18%	0.18%	0.18%		0.18%	0.17%

0.18%	0.18%	0.18%		0.18%	0.18%

5.14%	3.76%	1.68%		0.97%	1.54%

21

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended
	October 31, 2007
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.24

Dividends from net investment income	(0.24)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.24)

Net asset value, end of period	$1.00

Total investment return(3)	2.39%

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,301,419

Expenses to average net assets	0.18	%(4),(5)

Net investment income to average net assets	4.60	%(4),(5)

(1)	Commencement of operations.
(2)	Amount of distribution paid represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(4)	Annualized.
(5)	Ratios include the Fund’s share of income and expenses allocated from the Treasury Master Fund.

See accompanying notes to financial statements

22

For the years ended April 30,			For the period
			March 23, 2004(1) to
2007	2006	2005	April 30, 2004

$1.00	$1.00	$1.00	$1.00

0.050	0.036	0.016	0.001

(0.050)	(0.036)	(0.016)	(0.001)

(0.000) (2)	—	—	—

(0.050)	(0.036)	(0.016)	(0.001)

$1.00	$1.00	$1.00	$1.00

5.11%	3.65%	1.61%	0.08%

$951,408	$580,162	$461,046	$385,536

0.18%	0.18%	0.18%	0.18	%(4)

5.02%	3.59%	1.63%	0.78	%(4)

23

UBS Select Tax-Free Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the period
	August 28, 2007(1) to
	October 31, 2007
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.006

Dividends from net investment income	(0.006)

Net asset value, end of period	$1.00

Total investment return(2)	0.65%

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,024,607

Expenses to average net assets, net of fee waivers by advisor	0.08	%(3),(4)

Expenses to average net assets, before fee waivers by advisor	0.18	%(3),(4)

Net investment income to average net assets	3.57	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(3)	Annualized.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Tax-Free Master Fund.

See accompanying notes to financial statements

24

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Institutional Fund (“Prime Institutional Fund”) (formerly UBS Select Money Market Fund), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”) (formerly UBS Select Treasury Fund), and UBS Select Tax-Free Institutional Fund (“Tax-Free Institutional Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with eleven series: the Funds, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund are not included herein.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in the Prime Master Fund and the Treasury Master Fund (each a “Master Fund”), respectively, each a diversified series of Master Trust, an open-end investment company registered with the Securities and Exchange Commission under the 1940 Act. Each Fund has the same investment objective as the Master Fund in which it invests. Each Fund transferred assets to the corresponding Master Fund in exchange for ownership interests in the corresponding Master Fund. Tax-Free Institutional Fund commenced operations on August 28, 2007.

25

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

Tax-Free Institutional Fund also is a “feeder fund” that invests substantially all of its assets in a corresponding “master fund”—Tax-Free Master Fund (also a “Master Fund”). The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (99.86% for Prime Institutional Fund, 90.25% for Treasury Institutional Fund and 79.68% for Tax-Free Institutional Fund at October 31, 2007). All of the net investment income and realized and unrealized gains/losses from investment activities of a Master Fund is allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the corresponding Fund’s financial statements.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and

26

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and/or administrator
Effective August 28, 2007, UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At October 31, 2007, Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund owed UBS Global AM $723,251, $159,732 and $59,241, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets.

Prior to August 28, 2007, UBS Global AM received a fee of 0.18% of the average daily net assets of each of Prime Institutional Fund and Treasury Institutional Fund for its investment advisory and administrative services

27

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

under superseded agreements, prior to conversion of those Funds to feeder funds on such date.

Securities lending
Prior to August 28, 2007, the Prime Institutional Fund and the Treasury Institutional Fund held securities directly. Both Funds participated in securities lending arrangements. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers had been approved as borrowers under each Fund’s securities lending programs. UBS Securities LLC was the Funds’ lending agent. For the period ended October 31, 2007, UBS Securities LLC earned $159 and $17,897 from Prime Institutional Fund and Treasury Institutional Fund, respectively.

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Institutional Fund and Treasury Institutional Fund during the period ended October 31, 2007 was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund during the period ended October 31, 2007 was tax-exempt income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after each Fund’s fiscal year ending April 30, 2008.

28

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	year ended
Prime Institutional Fund	October 31, 2007	April 30, 2007

Shares sold	17,898,419,176	84,535,747,502

Shares repurchased	(16,344,616,687)	(82,330,279,303)

Dividends reinvested	71,585,335	368,581,429

Net increase in shares outstanding	1,625,387,824	2,574,049,628

	For the six	For the
	months ended	year ended
Treasury Institutional Fund	October 31, 2007	April 30, 2007

Shares sold	3,865,375,147	4,155,394,020

Shares repurchased	(2,530,627,414)	(3,820,359,392)

Dividends reinvested	15,213,215	36,221,286

Net increase in shares outstanding	1,349,960,948	371,255,914

	For the
	period ended
Tax-Free Institutional Fund*	October 31, 2007

Shares sold	1,807,549,218

Shares repurchased	(784,133,062)

Dividends reinvested	1,184,763

Net increase in shares outstanding	1,024,600,919

* The Fund commenced operations on August 28, 2007.

29

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on a fund’s Web site: www.ubs.com/ ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
The Funds intend to report the percentage of qualified interest income paid to shareholders for the calendar year 2007 in the annual supplemental tax brochure to shareholders available at the end of January 2008.

30

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

US government and agency obligations—5.90%

Federal Home Loan Bank
4.500%, due 11/05/08	$107,000,000	$107,000,000

5.093%, due 01/10/08(1)	50,000,000	49,990,350

5.100%, due 11/15/07(2)	100,000,000	99,801,667

5.438%, due 11/18/07(1)	220,000,000	220,000,000

Federal Home Loan Mortgage Corp.
5.071%, due 12/30/07(1)	60,000,000	59,964,958

5.375%, due 08/13/08	110,000,000	110,000,000

Total US government and agency obligations (cost—$646,756,975)		646,756,975

Bank notes—1.60%

Banking-US—1.60%
Bank of America N.A.
5.330%, due 12/17/07	75,000,000	75,000,000

US Bank N.A.
4.763%, due 11/30/07(1)	100,000,000	100,000,573

Total bank notes (cost—$175,000,573)		175,000,573

Time deposits—1.98%

Banking-non-US—1.98%
Societe Generale, Cayman Islands
4.500%, due 11/01/07 (cost—$217,000,000)	217,000,000	217,000,000

Certificates of deposit—14.36%

Banking-non-US—12.04%
Bank of Scotland PLC
5.400%, due 06/11/08	90,000,000	90,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
5.060%, due 01/23/08	105,000,000	105,000,000

5.440%, due 03/14/08	100,000,000	100,000,000

Barclays Bank PLC
5.360%, due 01/18/08	80,000,000	80,000,000

Calyon N.A., Inc.
4.545%, due 12/31/07(1)	45,000,000	44,996,360

4.750%, due 02/28/08	100,000,000	100,000,000

Deutsche Bank AG
5.360%, due 02/14/08	90,000,000	90,000,000

31

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Dexia Credit Local
4.769%, due 11/28/07(1)	$100,000,000	$99,989,857

Fortis Bank NV-SA
5.300%, due 01/11/08	50,000,000	50,000,000

Lloyds TSB Bank PLC
4.850%, due 01/25/08	150,000,000	150,000,000

Norinchukin Bank Ltd.
5.350%, due 01/28/08	75,000,000	75,000,000

5.370%, due 01/09/08	75,000,000	75,000,000

Royal Bank of Scotland
4.950%, due 01/25/08	56,900,000	56,919,823

5.440%, due 03/11/08	75,000,000	75,000,000

Svenska Handelsbanken
5.000%, due 10/09/08	128,000,000	128,000,000

		1,319,906,040

Banking-US—2.32%
State Street Bank & Trust Co.
5.540%, due 02/04/08	104,000,000	104,000,000

Washington Mutual Bank
4.880%, due 11/15/07	150,000,000	150,000,000

		254,000,000

Total certificates of deposit (cost—$1,573,906,040)		1,573,906,040

Commercial paper(2)—33.75%

Asset backed-banking—1.77%
Atlantis One Funding
5.000%, due 11/02/07	123,600,000	123,582,833

5.190%, due 01/07/08	71,319,000	70,630,118

		194,212,951

Asset backed-miscellaneous—15.62%
Alpine Securitization
4.950%, due 11/09/07	100,000,000	99,890,000

5.060%, due 11/05/07	75,000,000	74,957,833

Amsterdam Funding Corp.
5.130%, due 11/14/07	47,700,000	47,611,636

Atlantic Asset Securitization LLC
4.870%, due 11/05/07	175,646,000	175,550,956

32

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(concluded)
Barton Capital LLC
4.880%, due 11/06/07	$100,000,000	$99,932,222

5.130%, due 11/05/07	85,200,000	85,151,436

Chariot Funding LLC
5.100%, due 11/07/07	100,000,000	99,915,000

Falcon Asset Securitization Corp.
6.150%, due 12/06/07	78,000,000	77,533,625

Kitty Hawk Funding Corp.
6.000%, due 12/05/07	107,588,000	106,978,335

Old Line Funding Corp.
6.150%, due 12/07/07	78,000,000	77,520,300

Ranger Funding Co. LLC
4.900%, due 11/01/07	190,000,000	190,000,000

Regency Markets No. 1 LLC
5.150%, due 11/08/07	100,000,000	99,899,861

Sheffield Receivables Corp.
4.900%, due 11/08/07	99,000,000	98,905,675

Thunderbay Funding
4.920%, due 11/21/07	63,888,000	63,713,373

6.150%, due 12/04/07	132,000,000	131,255,850

Variable Funding Capital Corp.
6.000%, due 11/16/07	87,000,000	86,782,500

Yorktown Capital LLC
4.830%, due 11/01/07	95,665,000	95,665,000

		1,711,263,602

Asset backed-securities—4.30%
Clipper Receivables Co. LLC
5.000%, due 11/06/07	71,625,000	71,575,260

5.050%, due 11/05/07	100,000,000	99,943,889

5.140%, due 11/01/07	100,000,000	100,000,000

Grampian Funding LLC
5.210%, due 12/14/07	35,000,000	34,782,193

Scaldis Capital LLC
4.930%, due 11/20/07	100,000,000	99,739,806

5.220%, due 11/15/07	65,000,000	64,868,050

		470,909,198

33

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(concluded)

Banking-US—9.81%
ABN-AMRO N.A. Finance, Inc.
5.190%, due 12/10/07	$50,000,000	$49,718,875

Barclays US Funding Corp.
5.110%, due 02/15/08	75,000,000	73,871,542

Calyon N.A., Inc.
5.250%, due 11/01/07	100,000,000	100,000,000

Danske Corp.
5.050%, due 01/14/08	100,000,000	98,961,945

5.120%, due 02/20/08	40,000,000	39,368,533

Dexia Delaware LLC
5.000%, due 12/04/07	100,000,000	99,541,667

ING (US) Funding LLC
5.160%, due 11/05/07	50,000,000	49,971,333

5.380%, due 12/13/07	97,000,000	96,391,163

Morgan (J.P.) Chase & Co.
4.830%, due 04/17/08	156,250,000	152,728,125

National Australia Funding (DE), Inc.
5.020%, due 11/06/07	157,100,000	156,990,467

Nordea N.A., Inc.
5.000%, due 01/14/08	93,855,000	92,890,379

Societe Generale N.A., Inc.
4.745%, due 01/28/08	65,000,000	64,246,072

		1,074,680,101

Brokerage—0.37%
Morgan Stanley
4.860%, due 11/01/07(1)	40,000,000	40,000,000

Finance-noncaptive diversified—1.38%
General Electric Capital Corp.
4.750%, due 06/26/08	100,000,000	96,859,722

5.140%, due 12/03/07	55,000,000	54,748,711

		151,608,433

Insurance-multiline—0.50%
Swiss RE Financial Products
4.800%, due 11/01/07	55,000,000	55,000,000

Total commercial paper (cost—$3,697,674,285)		3,697,674,285

34

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

US master notes—6.07%

Brokerage—6.07%
Banc of America Securities LLC
5.008%, due 11/01/07(1),(3)	$265,000,000	$265,000,000

Bear Stearns Cos., Inc.
5.058%, due 11/01/07(1),(3)	400,000,000	400,000,000

Total US master notes (cost—$665,000,000)		665,000,000

Funding agreements—2.97%

Insurance-life—2.97%
Metropolitan Life Insurance Co. of CT
5.208%, due 11/01/07(1),(4)	150,000,000	150,000,000

New York Life Insurance Co.
5.198%, due 11/01/07(1),(4)	175,000,000	175,000,000

Total funding agreements (cost—$325,000,000)		325,000,000

Short-term corporate obligations—14.27%

Asset backed-securities—4.48%
Beta Finance, Inc.
4.870%, due 11/01/07(1),(5)	74,000,000	74,005,908

Cullinan Finance Corp.
4.820%, due 11/02/07(1),(5)	92,000,000	91,997,883

5.185%, due 01/10/08(1),(5)	45,000,000	44,999,137

5.320%, due 01/16/08(5)	76,000,000	76,000,000

K2 (USA) LLC
4.815%, due 11/02/07(1),(5)	50,000,000	49,999,107

5.346%, due 06/02/08(5)	63,000,000	62,998,579

5.568%, due 12/20/07(1),(5)	26,000,000	25,999,114

Links Finance LLC
5.085%, due 11/13/07(1),(5)	65,000,000	64,999,576

		490,999,304

Banking-non-US—6.64%
Bank of Ireland
5.008%, due 11/20/07(1),(5)	85,000,000	85,000,000

Bank of Scotland PLC
5.198%, due 11/01/07(1),(5)	85,000,000	85,000,000

BNP Paribas
5.330%, due 11/07/07(1)	112,000,000	112,000,000

35

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Short-term corporate obligations—(concluded)

Banking-non-US—(concluded)
Caja Ahorros Barcelona
5.151%, due 01/23/08(1),(5)	$100,000,000	$100,000,000

Commonwealth Bank of Australia
4.913%, due 11/26/07(1),(5)	81,000,000	81,000,000

National Australia Bank Ltd.
5.061%, due 11/15/07(1),(5)	77,000,000	77,000,000

Totta Ireland PLC
5.122%, due 11/07/07(1),(5)	88,000,000	88,000,000

Westpac Banking Corp.
5.102%, due 11/06/07(1),(5)	100,000,000	100,000,000

		728,000,000

Banking-US—0.91%
Bank of New York Co., Inc.
5.080%, due 11/13/07(1),(5)	100,000,000	100,000,000

Finance-captive automotive—2.24%
Toyota Motor Credit Corp.
4.570%, due 11/01/07(1)	50,000,000	50,003,498

5.070%, due 11/01/07(1)	95,000,000	95,000,000

5.213%, due 01/07/08(1)	100,000,000	100,005,851

		245,009,349

Total short-term corporate obligations (cost—$1,564,008,653)		1,564,008,653

Repurchase agreements—19.76%

Repurchase agreement dated 10/31/07 with
Barclays Bank PLC, 4.820%, due 11/01/07,
collateralized by $100,000,000 Federal Farm Credit Bank
obligations, 4.495% due 10/09/09 and $105,134,000
Federal National Mortgage Association obligations, zero
coupon to 5.250% due 04/16/08 to 03/24/15;
(value—$204,000,337); proceeds: $200,026,778	200,000,000	200,000,000

Repurchase agreement dated 10/31/07 with Citigroup
Financial Products, 5.190%, due 11/01/07, collateralized by
$426,011,392 various whole loan assets,
zero coupon to 11.037% due 07/11/08 to 12/31/46;
(value—$411,902,790); proceeds: $370,053,342	370,000,000	370,000,000

36

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/07 with
Deutsche Bank Securities, Inc., 4.820%, due 11/01/07,
collateralized by $151,970,000 Federal Home Loan Bank
obligations, 3.430% to 5.500% due 02/27/09 to 08/15/16,
$171,004,000 Federal Home Loan Mortgage Corp.
obligations, zero coupon to 5.375% due 11/09/07 to
08/13/08 and $182,500,000 Federal National Mortgage
Association obligations, 4.500% to 5.220% due 10/15/08
to 10/22/12; (value—$510,000,660);
proceeds: $500,066,944	$500,000,000	$500,000,000

Repurchase agreement dated 10/31/07 with Goldman
Sachs & Co., 5.188%, due 11/01/07, collateralized by
$441,614,313 various asset-backed securities, zero coupon
due 07/18/11 to 09/19/11; (value—$383,250,002);
proceeds: $365,052,601	365,000,000	365,000,000

Repurchase agreement dated 10/31/07 with Goldman
Sachs Mortgage Co., 5.138%, due 11/01/07, collateralized
by $109,457,737 various whole loan assets, zero coupon
due 01/01/08 to 08/06/09; (value—$108,150,000);
proceeds: $105,014,986	105,000,000	105,000,000

Repurchase agreement dated 10/31/07 with Lehman
Brothers Inc., 4.750%, due 11/01/07, collateralized by
$99,990,000 Federal Home Loan Mortgage Corp. obligations,
5.125% due 11/17/17; (value—$101,996,044);
proceeds: $100,013,194	100,000,000	100,000,000

Repurchase agreement dated 10/31/07 with Lehman
Commercial Paper, Inc., 5.188%, due 11/01/07,
collateralized by $533,091,218 various whole loan assets,
3.875% to 14.250% due 11/01/07 to 11/01/46;
(value—$551,292,639); proceeds: $525,075,658	525,000,000	525,000,000

Repurchase agreement dated 10/31/07 with State Street
Bank & Trust Co., 4.150%, due 11/01/07, collateralized
by $727,768 US Treasury Notes, 4.750% to 5.625%
due 05/15/08 to 01/31/12; (value—$756,297);
proceeds: $741,085	741,000	741,000

Total repurchase agreements (cost—$2,165,741,000)		2,165,741,000

37

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Number of
	shares	Value

Investments of cash collateral from securities loaned—0.00%

Money market funds(6)—0.00%

AIM Prime Portfolio, 4.842%	38	$38

UBS Private Money Market Fund LLC, 4.928%(7)	160	160

Total money market funds (cost—$198)		198

Total investments (cost—$11,030,087,724 which approximates
cost for federal income tax purposes)—100.66%		11,030,087,724

Liabilities in excess of other assets—(0.66)%		(72,241,980)

Net assets—100%		$10,957,845,744

(1)	Variable rate security. Maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2007, and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	The securities detailed in the table below, which represent 6.07% of net assets, are considered liquid and restricted as of October 31, 2007.

			Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
securities	date(8)	cost	assets	Value	assets

Banc of America
Securities LLC,
5.008%,11/01/07	10/31/07	$265,000,000	2.42%	$265,000,000	2.42%

Bear Stearns Cos., Inc.,
5.058%,11/01/07	10/31/07	400,000,000	3.65	400,000,000	3.65

		$665,000,000	6.07%	$665,000,000	6.07%

38

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

(4)	The securities detailed in the table below, which represent 2.97% of net assets, are considered illiquid and restricted as of October 31, 2007.

			Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
securities	date(8)	cost	assets	Value	assets

Metropolitan Life Insurance Co. of CT., 5.208%,11/01/07	10/01/07	$150,000,000	1.37%	$150,000,000	1.37%

New York Life Insurance Co., 5.198%, 11/01/07	10/01/07	175,000,000	1.60	175,000,000	1.60

		$325,000,000	2.97%	$325,000,000	2.97%

(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 11.01% of net assets as of October 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	Rates shown reflect yield at October 31, 2007.
(7)	The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the period ended October 31, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
Security	Value at	period ended	period ended	Value at	period ended
description	08/28/07	10/31/07	10/31/07	10/31/07	10/31/07

UBS Private Money Market Fund LLC	$565,090	$33,827	$598,757	$160	$1

(8)	Acquisition dates represent most recent reset dates on variable rate securities.

39

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

Issuer breakdown by country of origin

Percentage of total investments

United States	70.4%

Japan	5.4

France	4.9

United Kingdom	4.3

Australia	3.8

Belgium	2.3

Netherlands	1.8

Ireland	1.6

Denmark	1.3

Sweden	1.2

Spain	0.9

Finland	0.8

Germany	0.8

Switzerland	0.5

Total	100.0%

Weighted average maturity—38 days

See accompanying notes to financial statements

40

Treasury Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

US government obligations—21.84%

US Treasury Bills
2.300%, due 11/23/07(1),(2)	$30,000,000	$29,957,833

3.385%, due 11/15/07(1),(2)	60,000,000	59,921,017

3.890%, due 01/31/08(1)	100,000,000	99,016,695

3.920%, due 05/01/08(1)	120,000,000	117,621,563

3.945%, due 01/03/08(1),(2)	65,000,000	64,551,256

4.009%, due 01/10/08(1),(2)	45,000,000	44,649,169

4.010%, due 12/13/07(1),(2)	20,000,000	19,906,433

4.050%, due 01/31/08(1),(2)	50,000,000	49,488,125

4.051%, due 02/14/08(1),(2)	50,000,000	49,409,229

4.155%, due 03/20/08(1),(2)	25,000,000	24,596,042

Total US government obligations (cost—$559,117,362)		559,117,362

Repurchase agreements—86.62%

Repurchase agreement dated 10/31/07 with Banc of America Securities LLC, 4.520% due 11/01/07, collateralized by $135,773,000 US Treasury Bills, zero coupon due 01/17/08 and $218,521,000 US Treasury Notes, 4.625% to 5.125% due 02/29/08 to 07/31/09; (value—$357,000,979); proceeds: $350,043,944	350,000,000	350,000,000

Repurchase agreement dated 10/31/07 with Barclays Bank PLC, 4.550% due 11/01/07, collateralized by $235,974,000 US Treasury Bonds, 7.250% to 8.125% due 08/15/21 to 08/15/22; (value—$306,001,130); proceeds: $300,037,917	300,000,000	300,000,000

Repurchase agreement dated 10/31/07 with Bear Stearns & Co., Inc., 4.540% due 11/01/07, collateralized by $297,150,000 US Treasury Notes, 4.125% to 4.625% due 02/29/12 to 05/15/15; (value—$306,049,789); proceeds: $300,037,833	300,000,000	300,000,000

Repurchase agreement dated 10/31/07 with Deutsche Bank Securities, Inc., 4.550% due 11/01/07, collateralized by $121,276,000 US Treasury Bills, zero coupon due 04/17/08, $49,335,000 US Treasury Inflation Index Bonds, 3.625% due 04/15/28 and $23,291,000 US Treasury Notes, 3.375% due 12/15/08; (value—$221,341,006); proceeds: $217,027,426	217,000,000	217,000,000

Repurchase agreement dated 10/31/07 with Lehman Brothers, Inc., 4.520% due 11/01/07, collateralized by $348,389,000 US Treasury Notes, 4.375% to 4.875% due 11/15/08 to 01/31/09; (value—$356,869,668); proceeds: $350,043,944	350,000,000	350,000,000

41

Treasury Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/07 with Merrill Lynch & Co., 4.550% due 11/01/07, collateralized by $351,830,000 Federal Home Loan Bank obligations, 5.500% to 5.625% due 06/12/09 to 06/18/10; (value—$357,001,463); proceeds: $350,044,236	$350,000,000	$350,000,000

Repurchase agreement dated 10/31/07 with Morgan Stanley & Co., 4.520% due 11/01/07, collateralized by $919,105,000 US Treasury Bonds Principal Strips, zero coupon due 11/15/26 to 11/15/27; (value—$357,000,397); proceeds: $350,043,944	350,000,000	350,000,000

Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150% due 11/01/07, collateralized by $47,005 US Treasury Notes, 4.750% to 5.625% due 05/15/08 to 01/31/12; (value—$47,970); proceeds: $47,005	47,000	47,000

Total repurchase agreements (cost—$2,217,047,000)		2,217,047,000

Total investments (cost—$2,776,164,362 which approximates cost for federal income tax purposes)—108.46%		2,776,164,362

Liabilities in excess of other assets—(8.46)%		(216,531,072)

Net assets—100%		$2,559,633,290

(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Security was on loan at October 31, 2007.

Weighted average maturity—20 days

See accompanying notes to financial statements

42

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—93.50%

Alabama—0.45%
Health Care Authority for Baptist Health, Series A-2 (MBIA Insured), 3.240%, VRD	$5,800,000	$5,800,000

Alaska—0.65%
Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project),
Series A, 3.580%, VRD	6,225,000	6,225,000

Series B, 3.580%, VRD	2,200,000	2,200,000

		8,425,000

Arizona—2.81%
Apache County Industrial Development Authority Revenue (Tucson Electric Power), Series 83A, 3.330%, VRD	19,800,000	19,800,000

Phoenix Industrial Development Authority Student Housing Revenue (Morgan Stanley Floater Certificates, Series 2079) (AMBAC Insured), 3.510%, VRD(1),(2)	16,450,000	16,450,000

		36,250,000

Arkansas—0.68%
Little Rock Sewer Revenue (Wachovia Bank Merlots), Series D49 (FSA Insured), 3.340%, VRD(1),(2)	8,775,000	8,775,000

California—3.12%
California State Revenue Anticipation Notes, 4.000%, due 06/30/08	40,000,000	40,163,600

Colorado—2.64%
Aurora Certificates of Participation Refunding, Series A-2 (FGIC Insured), 3.430%, VRD	6,210,000	6,210,000

Colorado Springs Utilities Revenue Refunding (Sub Lien Improvement), Series A, 3.430%, VRD	8,125,000	8,125,000

Colorado State Board of Governors University Enterprise System Revenue (JP Morgan PUTTERs, Series 2117-Q), 3.500%, VRD(1),(2)	9,340,000	9,340,000

43

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Colorado—(concluded)
Colorado State Board of Governors University Enterprise System Revenue, Series A (Bank of America Austin Certificates, Series 2007-2026) (FGIC Insured), 3.500%, VRD(2)	$6,375,000	$6,375,000

Regional Transportation District Certificates of Participation Transit Vehicles, Series A (Bank of America Austin Certificates, Series 2007-144) (AMBAC Insured), 3.500%, VRD(1),(2)	3,955,000	3,955,000

		34,005,000

Delaware—0.55%
University of Delaware Revenue, 3.570%, VRD	2,200,000	2,200,000

Wilmington Revenue (Salesianum School Project), 3.460%, VRD	4,900,000	4,900,000

		7,100,000

District of Columbia—0.42%
District of Columbia Revenue (Multi-Modal), American University, 3.320%, VRD	5,350,000	5,350,000

Florida—6.88%
Broward County School Board Certificates of Participation, Series A (Bank of America Austin Certificates, Series 2007-129) (FGIC Insured), 3.500%, VRD(1),(2)	6,915,000	6,915,000

Cape Coral Water & Sewer Revenue (Bank of America Austin Certificates, Series 2007-2020) (AMBAC Insured), 3.500%, VRD(1),(2)	5,178,000	5,178,000

Florida Turnpike Authority Revenue (Citigroup ROCS, Series RR-II-R-11187) (MBIA Insured), 3.510%, VRD(1),(2)	9,955,000	9,955,000

Jacksonville Health Facilities Authority Hospital Revenue, Series C, 3.550%, VRD	3,450,000	3,450,000

Miami-Dade County Educational Facilities Authority Revenue (Citigroup ROCS, Series RR-II-R-11263) (AMBAC Insured), 3.340%, VRD(1),(2)	10,245,000	10,245,000

44

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Florida—(concluded)
Miami-Dade County Educational Facilities Authority Revenue (Morgan Stanley Floater Certificates, Series 2055) (AMBAC Insured), 3.490%, VRD(1),(2)	$2,540,000	$2,540,000

Orange County School Board Certificates of Participation, Series B (FGIC Insured), 3.540%, VRD	7,700,000	7,700,000

Palm Beach County Health Facilities Authority Revenue (Bethesda Healthcare System Project), 3.580%, VRD	28,850,000	28,850,000

Sunshine State Governmental Financing Commission Revenue (AMBAC Insured), 3.590%, VRD	400,000	400,000

Tampa Revenue (University of Tampa Project) (Bank of America Austin Certificates, Series 2007-1018) (CIFG Insured), 3.500%, VRD(1),(2)	5,000,000	5,000,000

Volusia County Health Facilities Authority Revenue (Hospital-Scott & White Volusia Health), Series A, 3.440%, VRD	2,170,000	2,170,000

West Palm Beach Community Redevelopment Agency (Citigroup ROCS, Series RR-II-R-11221) (FGIC Insured), 3.510%, VRD(1),(2)	6,300,000	6,300,000

		88,703,000

Georgia—5.35%
Atlanta Airport Passenger Facilities Charge Revenue (Morgan Stanley Floater Certificates, Series 2044) (FSA Insured), 3.500%, VRD(1),(2)	3,605,000	3,605,000

Burke County Development Authority Pollution Control Revenue (Oglethorpe Power Corp.), Series C (MBIA Insured), 3.580%, VRD	1,300,000	1,300,000

Cobb County Development Authority Revenue (Young Mens Christian Association), 3.500%, VRD	5,600,000	5,600,000

Forsyth County Water & Sewer Authority Revenue (JP Morgan PUTTERs, Series 2253) (FSA Insured), 3.630%, VRD(1),(2)	10,385,000	10,385,000

45

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Fulton County Development Authority Revenue (Metro Atlanta YMCA Project), 3.330%, VRD	$4,090,000	$4,090,000

Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates (Northeast Georgia Health Project), Series A (MBIA Insured), 3.250%, VRD	14,350,000	14,350,000

Georgia (Morgan Stanley Floater Certificates, Series 1881), 3.490%, VRD(1),(2)	9,435,000	9,435,000

Georgia, Series E (Merrill Lynch P-Floats, Series PT-4345), 4.040%, VRD(1),(2)	5,000,000	5,000,000

Gwinnett County Hospital Authority Revenue Anticipation Certificates (Gwinnett Hospital System Project), Series C (FSA Insured), 3.240%, VRD	2,075,000	2,075,000

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-11241) (FSA Insured), 3.510%, VRD(1),(2)	5,000,000	5,000,000

Municipal Electric Authority (Sub-General), Series C, 3.200%, VRD	8,100,000	8,100,000

		68,940,000

Hawaii—0.45%
Honolulu City & County Wastewater Systems Revenue (Citigroup Eagle Class A Certificates 20070120) (FGIC Insured), 3.500%, VRD(1),(2)	5,845,000	5,845,000

Idaho—1.09%
Idaho Health Facilities Authority Revenue (St. Lukes Medical Center) (FSA Insured), 3.590%, VRD	13,990,000	13,990,000

Illinois—8.24%
Berwyn, Series A (Bank of America Austin Certificates, Series 2007-2031) (FGIC Insured), 3.500%, VRD(2)	8,815,000	8,815,000

Chicago Board of Education (Dedicated Revenues), Series E-1 (CIFG Insured), 3.450%, VRD	9,600,000	9,600,000

Chicago Board of Education, Series C (FSA Insured), 3.430%, VRD	20,000,000	20,000,000

46

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Cook County (Citigroup ROCS, Series RR-II-R-11193) (MBIA Insured), 3.510%, VRD(1),(2)	$7,100,000	$7,100,000

Cook County School District No. 159 (JP Morgan PUTTERs, Series 2125) (FSA Insured), 3.500%, VRD(1),(2)	6,360,000	6,360,000

Illinois Certificates, 4.250%, due 11/09/07	10,000,000	10,001,067

Illinois Finance Authority Revenue (Northwestern University), Subseries B, 3.200%, VRD	9,800,000	9,800,000

Illinois Finance Authority Revenue (WBEZ Alliance, Inc. Project), 3.460%, VRD	10,000,000	10,000,000

Illinois Health Facilities Authority Revenue Refunding (Advocate Health Care), Series B, 3.260%, VRD	9,800,000	9,800,000

Illinois, Series B, 3.240%, VRD	9,800,000	9,800,000

Springfield Electric Revenue (Citigroup Eagle Class A Certificates 20070156) (MBIA Insured), 3.500%, VRD(1),(2)	4,950,000	4,950,000

		106,226,067

Indiana—6.10%
Indiana Finance Authority Environmental Revenue Refunding (Ispat Inland, Inc.), 3.330%, VRD	11,780,000	11,780,000

Indiana Municipal Power Agency Power Supply Systems Revenue (Citigroup ROCS, Series RR-II-R-11233) (MBIA Insured), 3.520%, VRD(1),(2)	8,585,000	8,585,000

Indiana Municipal Power Agency Power Supply Systems Revenue (JP Morgan PUTTERs, Series 2203) (MBIA Insured), 3.520%, VRD(1),(2)	8,590,000	8,590,000

Indianapolis Local Public Improvement Bond Bank (JP Morgan PUTTERs, Series 2080) (MBIA Insured), 3.490%, VRD(1),(2)	5,320,000	5,320,000

47

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Indiana—(concluded)
Indianapolis Local Public Improvement Bond Bank Notes, 4.000%, due 01/08/08	$4,100,000	$4,102,707

Indianapolis Local Public Improvement Bond Bank (Waterworks Project), Series G-2 (MBIA Insured), 3.450%, VRD	16,015,000	16,015,000

Monroe County Hospital Authority Hospital Revenue Refunding (MBIA Insured), 3.250%, due 11/07/07	3,700,000	3,700,000

Saint Joseph County Educational Facilities Revenue (University of Notre Dame Du Lac), 3.400%, VRD	13,900,000	13,900,000

South Madison Middle School Building Corp., (First Meeting) (Bank of America Austin Certificates, Series 2007-2012) (FGIC Insured), 3.500%, VRD(1),(2)	6,595,000	6,595,000

		78,587,707

Kansas—0.60%
Kansas Development Finance Authority Revenue (Sisters of Charity), Series C, 3.580%, VRD	2,700,000	2,700,000

Leawood Temporary Notes, Series 1, 4.000%, due 10/01/08	5,000,000	5,016,435

		7,716,435

Kentucky—2.02%
Christian County Association of Leasing Trust Lease Program, Series B, 3.580%, VRD	14,400,000	14,400,000

Kentucky Public Energy Authority Gas Supply Revenue, Series A, 3.580%, VRD	11,600,000	11,600,000

		26,000,000

Louisiana—1.00%
Louisiana Gas & Fuels Tax Revenue (Morgan Stanley Floater Certificates, Series 1590) (FGIC Insured), 3.500%, VRD(1),(2)	7,500,000	7,500,000

Louisiana Offshore Terminal Authority Deepwater Port Revenue Refunding (Loop LLC Project), Series A, 3.580%, VRD	5,350,000	5,350,000

		12,850,000

48

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Maine—0.19%
Maine Health & Higher Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 1973) (AMBAC Insured), 3.490%, VRD(1),(2)	$2,500,000	$2,500,000

Maryland—1.37%
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System), Series F (FGIC Insured), 3.400%, VRD	17,600,000	17,600,000

Massachusetts—0.58%
Massachusetts (Central Artery), Series B, 3.580%, VRD	7,500,000	7,500,000

Michigan—1.72%
Kalamazoo Hospital Finance Authority Hospital Facilities Revenue (Bronson Methodist Hospital) (FSA Insured), 3.240%, VRD	3,900,000	3,900,000

Kent Hospital Finance Authority Revenue Refunding (Spectrum Health), Series B-2 (FGIC Insured), 3.240%, VRD	8,450,000	8,450,000

Michigan Hospital Finance Authority Revenue (Ascension Health Credit), Series B, 3.230%, VRD	9,800,000	9,800,000

		22,150,000

Minnesota—0.76%
Minneapolis & Saint Paul Metropolitan Airports Commission Airport Revenue (JP Morgan PUTTERs, Series 2021) (FGIC Insured), 3.490%, VRD(1),(2)	9,800,000	9,800,000

Mississippi—1.19%
Jackson County Port Facilities Revenue Refunding (Chevron USA, Inc. Project), 3.570%, VRD	15,400,000	15,400,000

Missouri—0.67%
Missouri Health & Educational Facilities Authority Revenue (St. Louis University), Series A (MBIA Insured), 3.570%, VRD	2,495,000	2,495,000

University of Missouri Revenue (System Facilities), Series A, 3.560%, VRD	6,200,000	6,200,000

		8,695,000

49

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Nebraska—1.45%
Lancaster County Hospital Authority No. 1 Revenue Refunding (Bryan Memorial Hospital Project) (MBIA Insured), 3.250%, VRD	$3,915,000	$3,915,000

Nebraska Public Power District Revenue (FSA Insured), 3.490%, VRD(1)	14,740,000	14,740,000

		18,655,000

Nevada—1.71%
Clark County Airport Revenue, Series A (ABN AMRO MuniTops Certificates Trust, Series 2005-56) (AMBAC Insured), 3.500%, VRD(1),(2)	9,995,000	9,995,000

Clark County Airport Revenue (Sub Lien), Series D-1 (FGIC Insured), 3.250%, VRD	8,020,000	8,020,000

Clark County Highway Improvement Revenue Refunding (Motor Vehicle Fuel Tax) (Merrill Lynch P-Floats, Series MT-491) (AMBAC Insured), 5.000%, VRD(1),(2)	4,000,000	4,000,000

		22,015,000

New Jersey—0.39%
New Jersey Tax and Revenue Anticipation Notes, 4.500%, due 06/24/08	5,000,000	5,027,657

New York—0.37%
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Citigroup ROCS, Series RR-II-R-11264), 3.330%, VRD(1),(2)	4,800,000	4,800,000

North Carolina—7.32%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series B, 3.550%, VRD	1,000,000	1,000,000

Craven County Certificates of Participation (Bank of America Austin Certificates, Series 2007-2019) (MBIA Insured), 3.500%, VRD(1),(2)	7,025,000	7,025,000

Mecklenburg County Certificates of Participation, 3.430%, VRD	28,900,000	28,900,000

Series A, 3.550%, VRD	6,700,000	6,700,000

50

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
North Carolina (Citigroup ROCS, Series RR-II-R-11181), 3.510%, VRD(1),(2)	$4,500,000	$4,500,000

North Carolina (Public Improvement), Series G, 3.250%, VRD	3,900,000	3,900,000

North Carolina Capital Facilities Finance Agency Student Revenue (Housing Facilities-Wolfpack Club), Series A, 3.460%, VRD	4,440,000	4,440,000

University of North Carolina Hospital Chapel Hill Revenue, Series B, 3.580%, VRD	30,500,000	30,500,000

Wake County, Series B, 3.420%, VRD	7,400,000	7,400,000

		94,365,000

Ohio—4.52%
Mahoning County Housing Revenue (Youngstown State University Project), 3.430%, VRD	21,530,000	21,530,000

Ohio (Common Schools), Series D, 3.310%, VRD	20,000,000	20,000,000

Ohio Higher Educational Facilities Commission Revenue (University Hospitals) (Bank of America Austin Certificates, Series 2007-1010) (AMBAC Insured), 3.500%, VRD(1),(2)	6,665,000	6,665,000

Ohio Higher Educational Facilities Revenue (Case Western), Series A, 3.310%, VRD	10,000,000	10,000,000

		58,195,000

Oklahoma—1.51%
Oklahoma Turnpike Authority Revenue Refunding (Second Senior Revenue), Series E (XLCA Insured), 3.350%, VRD	19,295,000	19,295,000

Tulsa County Industrial Authority Revenue (First Meeting Montercau), Series A, 3.580%, VRD	180,000	180,000

		19,475,000

51

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—4.45%
Allegheny County Industrial Development Authority Revenue (United Jewish Federation), Series B, 3.460%, VRD	$3,775,000	$3,775,000

Beaver County Industrial Development Authority Pollution Control Revenue Refunding (Firstenergy Nuclear), Series B, 3.270%, VRD	8,500,000	8,500,000

Delaware River Joint Toll Bridge Commission Revenue (Citigroup Eagle Class A Certificates 20070154) (MBIA Insured), 3.500%, VRD(1),(2)	3,795,000	3,795,000

Geisinger Authority Health Systems (Geisinger Health Systems), Series A, 3.540%, VRD	6,000,000	6,000,000

Series C, 3.500%, VRD	13,500,000	13,500,000

Pennsylvania Higher Educational Facilities Authority Revenue Refunding (Carnegie Mellon University) Series D, 3.500%, VRD	3,400,000	3,400,000

Pittsburgh & Allegheny County Passports & Exhibition Authority Commonwealth, Series A (FSA Insured), 3.470%, VRD	10,000,000	10,000,000

University of Pittsburgh of the Commonwealth Systems of Higher Education Refunding (University Capital Project), Series A, 3.300%, VRD	3,400,000	3,400,000

Series B, 3.400%, VRD	5,000,000	5,000,000

		57,370,000

South Carolina—1.09%
Richland County School District No. 001 (ABN AMRO MuniTops Certificates Trust, Series 2003-29) (FSA Insured), 3.500%, VRD(1),(2)	10,000,000	10,000,000

South Carolina Educational Facilities Authority for Private Nonprofit Institutions (Furman University), Series B, 3.550%, VRD	4,110,000	4,110,000

		14,110,000

Tennessee—1.33%
Memphis Electric Systems Revenue (JP Morgan PUTTERs, Series 378) (MBIA Insured), 3.490%, VRD(1),(2)	12,750,000	12,750,000

Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool), 3.580%, VRD	4,400,000	4,400,000

		17,150,000

52

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—12.35%
Austin Water & Wastewater Systems Revenue (Morgan Stanley Floater Certificates, Series 1281) (AMBAC Insured), 3.500%, VRD(1),(2)	$7,500,000	$7,500,000

Bryan Independent School District (School Building) (ABN AMRO MuniTops Certificates Trust, Series 2007-20) (PSF-GTD), 3.500%, VRD(1),(2)	10,005,000	10,005,000

Dallas Waterworks & Sewer Systems Revenue (JP Morgan PUTTERs, Series 1800B) (AMBAC Insured), 3.490%, VRD(1),(2)	4,040,000	4,040,000

Harris County Health Facilities Development Corp. Revenue (St. Luke’s Episcopal Hospital), Series B, 3.580%, VRD	10,100,000	10,100,000

Harris County Health Facilities Development Corp. Special Facilities Revenue (Texas Medical Center Project), Series B (FSA Insured), 3.580%, VRD	3,900,000	3,900,000

Harris County Refunding, Series C (Merrill Lynch P-Floats, Series PT-4347) (FSA Insured), 4.030%, VRD(1),(2)	6,480,000	6,480,000

Houston Higher Education Finance Corp. Higher Education Revenue Refunding (Rice University Project), Series A, 3.320%, VRD	17,105,000	17,105,000

Houston Utility Systems Revenue (Citigroup ROCS), Series RR-II-R-10282 (FSA Insured), 3.510%, VRD(1),(2)	4,950,000	4,950,000

Series RR-II-R-11176 (FGIC Insured), 3.510%, VRD(1),(2)	6,365,000	6,365,000

Joshua Independent School District Refunding (Building) (Bank of America Austin Certificates, Series 2007) (PSF-GTD), 3.490%, VRD(1),(2)	8,483,000	8,483,000

Lampasas Independent School District (School Building) (Bank of America Austin Certificates, Series 2008) (PSF-GTD), 3.490%, VRD(1),(2)	6,384,000	6,384,000

Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding (Exxon Mobil Project), Series A-2, 3.510%, VRD	3,125,000	3,125,000

53

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Lubbock Cooper Independent School District (JP Morgan PUTTERs, Series 1432) (PSF-GTD), 3.500%, VRD(1),(2)	$5,980,000	$5,980,000

Manor Independent School District (Citigroup ROCS, Series RR-II-R-11178) (PSF-GTD), 3.510%, VRD(1),(2)	4,920,000	4,920,000

Matagorda County Navigation District No. 1 Pollution Control Revenue (Morgan Stanley Floater Certificates, Series 1672) (AMBAC Insured), 3.500%, VRD(1),(2)	3,650,000	3,650,000

Northwest Independent School District (Citigroup ROCS, Series RR-II-R-11220) (PSF-GTD), 3.510%, VRD(1),(2)	3,600,000	3,600,000

Nueces River Authority Water Supply Revenue (Merrill Lynch P-Floats, Series PT-2823) (FSA Insured), 3.580%, VRD(1),(2)	6,165,000	6,165,000

Odessa (JP Morgan PUTTERs, Series 2217) (MBIA Insured), 3.490%, VRD(2)	13,550,000	13,550,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project), 3.570%, VRD	13,040,000	13,040,000

Texas (Citigroup ROCS, Series RR-II-R-11184), 3.510%, VRD(1),(2)	6,215,000	6,215,000

Texas Water Development Board Revenue Refunding (State Revolving-Sub Lien), Series A, 3.570%, VRD	286,000	286,000

White Settlement Independent School District Refunding (School Building) (Bank of America Austin Certificates, Series 2002) (PSF-GTD), 3.490%, VRD(1),(2)	6,633,000	6,633,000

Williamson County (JP Morgan PUTTERs, Series 2190) (AMBAC Insured), 3.520%, VRD(1),(2)	6,760,000	6,760,000

		159,236,000

Utah—2.95%
Intermountain Power Agency Power Supply Revenue Refunding, Series A (MBIA Insured), 6.000%, due 07/01/08	4,200,000	4,268,881

Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 3.470%, VRD	24,600,000	24,600,000

54

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(concluded)

Utah—(concluded)
Weber County Hospital Revenue (IHC Health Services), Series C, 3.580%, VRD	$9,150,000	$9,150,000

		38,018,881

Vermont—0.75%
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project), Series A, 3.580%, VRD	9,605,000	9,605,000

Virginia—0.22%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series E, 3.540%, VRD	2,800,000	2,800,000

Washington—3.56%
Eclipse Funding Trust (Solar Eclipse, Series 2007-0106) (MBIA-IBC Insured), 3.490%, VRD(1)	13,600,000	13,600,000

King County Sewer Revenue (Junior Lien), Series A, 3.320%, VRD	20,280,000	20,280,000

Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series D (FSA Insured), 3.590%, VRD	3,050,000	3,050,000

Washington Higher Education Facilities Authority Revenue (Seattle University Project) (Bank of America Austin Certificates, Series 2007-2011) (AMBAC Insured), 3.500%, VRD(1),(2)	5,265,000	5,265,000

Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma Pierce County Project), 3.250%, VRD	3,700,000	3,700,000

		45,895,000

Total municipal bonds and notes (cost—$1,205,089,347)		1,205,089,347

Tax-exempt commercial paper—11.09%

Georgia—1.38%
Burke County Development Authority Revenue (Oglethorpe Power Corp.), 3.520%, due 02/07/08	5,000,000	5,000,000

3.580%, due 11/16/07	6,750,000	6,750,000

55

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Tax-exempt commercial paper—(continued)

Georgia—(concluded)
Emory University Private Colleges and University Authority,
3.550%, due 12/20/07	$6,000,000	$6,000,000

		17,750,000

Illinois—1.06%
Illinois Educational Facilities Authority Revenue,
3.520%, due 02/07/08	6,000,000	6,000,000

3.670%, due 11/05/07	7,700,000	7,700,000

		13,700,000

Massachusetts—0.93%
Massachusetts Water Authority,
3.550%, due 11/01/07	12,000,000	12,000,000

New York—1.55%
New York City Municipal Water Finance Authority,
3.530%, due 12/20/07	10,000,000	10,000,000

Series 5B, 3.530%, due 12/20/07	10,000,000	10,000,000

		20,000,000

Tennessee—1.91%
Tennessee State School Bond Authority,
3.500%, due 11/20/07	10,000,000	10,000,000

3.500%, due 12/06/07	12,000,000	12,000,000

3.580%, due 12/06/07	2,623,000	2,623,000

		24,623,000

Texas—4.26%
City of Houston,
3.570%, due 12/03/07	7,150,000	7,150,000

3.740%, due 11/13/07	5,000,000	5,000,000

Harris County Toll Road,
3.450%, due 01/10/08	10,000,000	10,000,000

Metro Transit Authority Harris County,
3.350%, due 12/05/07	10,000,000	10,000,000

San Antonio Electric and Gas, Series A,
3.500%, due 11/19/07	8,550,000	8,550,000

3.600%, due 11/07/07	6,200,000	6,200,000

56

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Tax-exempt commercial paper—(concluded)

Texas—(concluded)
University of Texas,
3.830%, due 11/14/07	$8,000,000	$8,000,000

		54,900,000

Total tax-exempt commercial paper (cost—$142,973,000)		142,973,000

Total investments (cost—$1,348,062,347 which approximates cost for federal income tax purposes)—104.59%		1,348,062,347

Liabilities in excess of other assets—(4.59)%		(59,148,870)

Net assets—100%		$1,288,913,477

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 29.99% of net assets as of October 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
AMBAC	American Municipal Bond Assurance Corporation
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GTD	Guaranteed
IBC	Insured Bond Certificate
MBIA	Municipal Bond Investors Assurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2007 and reset periodically.
XLCA	XL Capital Assurance

Weighted average maturity—18 days

See accompanying notes to financial statements

57

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2007 to October 31, 2007 (except as otherwise indicated below).

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Please note that Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund commenced operations on August 28, 2007, therefore “Actual” expenses paid during the period reflect activity from August 28, 2007 through October 31, 2007.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid

58

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund commenced operations on August 28, 2007, the “Hypothetical” expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that each Master Fund’s expense ratio in effect during its initial period (August 28, 2007, through October 31, 2007) also would have been in effect during the period from May 1, 2007 to October 31, 2007.

59

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund(1)

		Ending
		account value
	Beginning	October 31,	Expenses paid	Expense ratio
	account value	2007	during period	during period

Actual	$1,000.00	$1,009.50	$0.18	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund(1)
		Ending
		account value
	Beginning	October 31,	Expenses paid	Expense ratio
	account value	2007	during period	during period

Actual	$1,000.00	$1,008.30	$0.18	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Tax-Free Master Fund(1)
		Ending
		account value
	Beginning	October 31,	Expenses paid	Expense ratio
	account value	2007	during period	during period

Actual	$1,000.00	$1,006.60	$0.00	0.00%

Hypothetical (5% annual return before expenses)	1,000.00	1,025.14	0.00	0.00

(1)	The Master Fund commenced operations on August 28, 2007. Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 65 divided by 366 (to reflect actual days in the period for the actual example) and multiplied by 184 divided by 366 (to reflect the one-half year period for the hypothetical example).

60

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/07

Weighted average maturity(1)	38 days

Net assets (bln)	$11.0

Portfolio composition(2)	10/31/07

Commercial paper	33.7%

Repurchase agreements	19.7

Certificates of deposit	14.4

Short-term corporate obligations	14.3

US master notes	6.1

US government and agency obligations	5.9

Funding agreements	3.0

Time deposits	2.0

Bank notes	1.6

Money market funds	0.0 (3)

Other assets less liabilities	(0.7)

Total	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of the Master Fund’s net assets as of October 31, 2007.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

61

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/07

Weighted average maturity(1)	20 days

Net assets (bln)	$2.6

Portfolio composition(2)	10/31/07

Repurchase agreements	86.6%

US government obligations	21.8

Other assets less liabilities	(8.4)

Total	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

62

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/07

Weighted average maturity(1)	18 days

Net assets (bln)	$1.3

Portfolio composition(2)	10/31/07

Municipal bonds and notes	93.5%

Tax-exempt commercial paper	11.1

Other assets less liabilities	(4.6)

Total	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

63

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations
For the period
August 28, 2007(1) to
October 31, 2007
(unaudited)

Prime Master Fund
Investment income:
Interest	$96,716,375

Expenses:
Investment advisory and administration fees	1,788,819

Trustees’ fees	34,352

Net expenses	1,823,171

Net investment income/net increase in
net assets resulting from operations	$94,893,204

Treasury Master Fund
Investment income:
Interest	$21,827,329

Securities lending income	4,792

21,832,121

Expenses:
Investment advisory and administration fees	460,737

Trustees’ fees	8,834

Net expenses	469,571

Net investment income/net increase in
net assets resulting from operations	$21,362,550

Tax-Free Master Fund
Investment income:
Interest	$5,122,503

Expenses:
Investment advisory and administration fees	138,011

Trustees’ fees	2,055

140,066

Less: Expense waiver by advisor	(140,066)

Net expenses	—

Net investment income	5,122,503

Net realized gain from investment activities	7,376

Net increase in net assets resulting from operations	$5,129,879

(1)	Commencement of operations.

See accompanying notes to financial statements

64

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets
For the period
August 28, 2007(1) to
October 31, 2007
(unaudited)

Prime Master Fund

From operations:
Net investment income/net increase in net assets resulting
from operations	$94,893,204

Net increase in net assets from beneficial interest transactions	10,862,952,540

Net increase in net assets	10,957,845,744

Net assets:
Beginning of period	—

End of period	$10,957,845,744

Treasury Master Fund

From operations:
Net investment income/net increase in net assets resulting
from operations	$21,362,550

Net increase in net assets from beneficial interest transactions	2,538,270,740

Net increase in net assets	2,559,633,290

Net assets:
Beginning of period	—

End of period	$2,559,633,290

Tax-Free Master Fund

From operations:
Net investment income	$5,122,503

Net realized gain from investment activities	7,376

Net increase in net assets resulting from operations	5,129,879

Net increase in net assets from beneficial interest transactions	1,283,783,598

Net increase in net assets	1,288,913,477

Net assets:
Beginning of period	—

End of period	$1,288,913,477

(1)	Commencement of operations.

See accompanying notes to financial statements

65

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights

	For the period
	August 28, 2007(1) to
	October 31, 2007
	(unaudited)

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$10,957,846

Expenses to average net assets	0.10	%(2)

Net investment income to average net assets	5.45	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,559,633

Expenses to average net assets	0.10	%(2)

Net investment income to average net assets	4.55	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,288,913

Expenses to average net assets, net of fee waivers by advisor	0.00	%(2)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)

Net investment income to average net assets	3.68	%(2)

(1)	Commencement of operations.
(2)	Annualized.

See accompanying notes to financial statements

66

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent

67

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of operations for a fiscal period.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds

68

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

might suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At October 31, 2007, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $901,716, $221,956 and $140,066, respectively, for investment advisory and administration fees.

In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the

69

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets.

UBS Global AM has voluntarily agreed to waive its entire fee for advisory and administration services provided to Tax-Free Master Fund (approximately 0.10%) through February 29, 2008. At October 31, 2007, UBS Global AM

owed Tax-Free Master Fund $140,066 for fee waivers. For the period ended October 31, 2007, UBS Global AM voluntarily waived $140,066.

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg holds the position of senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended October 31, 2007, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$6,406,013,156

Treasury Master Fund	28,303,000,000

Tax-Free Master Fund	407,071,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

70

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under each Master Fund’s securities lending program. UBS Securities LLC is the Master Funds’ lending agent. For the period ended October 31, 2007, UBS Securities LLC earned $2,940 and $21,566, in compensation from Prime Master Fund and Treasury Master Fund, respectively, as the Master Fund’s lending agent. At October 31, 2007, Prime Master Fund and Treasury Master Fund owed UBS Securities LLC $49 and $8,862, respectively, in compensation for services as its lending agent. Tax-Free Master Fund did not loan any securities during the period ended October 31, 2007.

At October 31, 2007, Treasury Master Fund had securities on loan having a market value of $342,573,980. Treasury Master Fund’s custodian held US government securities having an aggregate value of $345,925,846 as collateral for portfolio securities loaned as follows:

Principal
amount		Maturity	Interest
(000)		date	rate	Value

$66,540	US Treasury Bond	08/15/17	8.875%	$90,430,437

303,810	US Treasury Principal Strip	11/15/27	0.000	115,113,609

58,550	US Treasury Principal Strip	08/15/25	6.875	25,059,400

228,000	US Treasury Principal Strip	11/15/21	0.000	115,322,400

71

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Other liabilities
At October 31, 2007, the Master Funds had the following liabilities outstanding*:

	Payable for	Payable for cash
	investments	collateral from
	purchased	securities loaned

Prime Master Fund	$107,000,000	$198

Treasury Master Fund	216,638,258	—

Tax-Free Master Fund	64,813,600	—

*	Excludes investment advisory and administrative fees and securities lending fee payable.

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code, therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

For the
period ended
Prime Master Fund	October 31, 2007*

Contributions	$14,854,297,611

Withdrawals	(3,991,345,071)

Net increase in beneficial interest	$10,862,952,540

72

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

For the
period ended
Treasury Master Fund	October 31, 2007*

Contributions	$3,740,464,532

Withdrawals	(1,202,193,792)

Net increase in beneficial interest	$2,538,270,740

For the
period ended
Tax-Free Master Fund	October 31, 2007*

Contributions	$1,728,651,398

Withdrawals	(444,867,800)

Net increase in beneficial interest	$1,283,783,598

*	The Master Fund commenced operations on August 28, 2007.

73

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

74

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 18, 2007, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), considered and approved the continuance of the Investment Advisory and Administration Contracts between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust with respect to UBS Select Money Market Fund (now UBS Select Prime Institutional Fund) (“Select Prime”) and UBS Select Treasury Fund (now UBS Select Treasury Institutional Fund) (“Select Treasury” and, together with Select Prime, each a “Fund” and together the “Funds”). (At that time, each of Select Prime and Select Treasury was a stand-alone fund with a separate Investment Advisory and Administration Contract. Select Prime converted into a feeder fund of Prime Master Fund as of August 28, 2007, and Select Treasury converted into a feeder fund of Treasury Master Fund as of August 28, 2007.) In preparing for the meeting, the board members had requested and received information from UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the Funds. In addition, one of the Independent Trustees and legal counsel to the Independent Trustees met several times with management and representatives of PricewaterhouseCoopers LLP (“PwC”) to discuss management’s proposed profitability methodology and made suggestions for changes to the methodology. As a result of management’s focus on the profitability methodology and this series of meetings, the Independent Trustees received extensive information on UBS Global AM’s profitability, a report from management on the methodology used and a report from PwC on industry practices with respect to profitability methodology. The board received materials detailing the administrative services provided to the Funds by UBS Global AM, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements are met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Funds’ service providers.

75

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund

Board approval of investment advisory and administration agreement (unaudited)

The Independent Trustees also met for several hours the evening before the board meeting to discuss matters related to the Funds and other funds subject to their oversight and met again after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of each Fund’s Investment Advisory and Administration Contract, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration agreements—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Funds by UBS Global AM under the Investment Advisory and Administration Contracts during the past year. The board also received a description of the administrative and other services rendered to each Fund and its shareholders by UBS Global AM. The board considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates. The board also considered the resources devoted to, and the record of compliance with, the Funds’ compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Funds’ affairs and UBS Global AM’s role in coordinating providers of other services to the Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment management and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Funds’ expanded compliance programs.

76

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund

Board approval of investment advisory and administration agreement (unaudited)

The board had available to it the qualifications, backgrounds and responsibilities of the Funds’ senior personnel at UBS Global AM and had received information regarding the persons primarily responsible for the day-to-day portfolio management of the Funds and recognized that the Funds’ senior personnel at UBS Global AM report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a detailed report on each Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $700 billion of assets under management worldwide.

The board reviewed how transactions in Fund assets are effected, including the standards applied in seeking best execution. In addition, UBS Global AM also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to each Fund under its Investment Advisory and Administration Contract.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by each Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered any fee waivers and/or expense reimbursement arrangements implemented for the Funds and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board recognized the less common nature of each Fund’s “unitary” fee structure, which had been designed to appeal to certain types of large institutional investors. The board also received and considered information comparing each Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected

77

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund

Board approval of investment advisory and administration agreement (unaudited)

and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts but, in management’s view, such fee information was not very relevant to the Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Funds are subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

In addition to the Contractual and Actual Management Fees, the board also reviewed and considered total expenses of the Funds.

Select Prime—The comparative Lipper information showed that the Fund’s Contractual Management Fee was in the third quintile and its Actual Management Fee was in the fourth quintile for its Expense Group. Management noted to the board that the Fund has a “unitary” fee structure, which means that most of the Fund’s ordinary operating expenses are paid by UBS Global AM and therefore, the board should not view the Fund’s Actual Management Fee in isolation but in the context of total expenses of the Fund. The board noted that the Fund’s total expenses were in the third quintile for its Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable).

Select Treasury—The comparative Lipper information showed that the Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the second quintile for its Expense Group for the comparison periods utilized in the Lipper report.

Taking all of the above into consideration, the board determined that the management fee for each Fund was reasonable in light of the nature,

78

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund

Board approval of investment advisory and administration agreement (unaudited)

extent and quality of the services provided under each Fund’s Investment Advisory and Administration Contract.

Fund performance—The board received and considered (a) annualized total return information of the Funds compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three- and five-year and since inception periods ended April 30, 2007 for Select Prime and over the one- and three-year and since inception periods for Select Treasury and (b) annualized performance information for each year since the inception of each Fund ended April 30, 2007. The board was provided with a description of the methodology Lipper used to determine the similarity of each Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to each Fund’s performance.

The comparative Lipper information showed that each Fund’s performance was in the first quintile for the periods shown (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Based on its review, the board concluded that each Fund’s investment performance was satisfactory.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Funds. The board also received profitability information with respect to the entire UBS New York fund complex. In addition, the board received information with respect to UBS Global AM’s allocation methodologies used in preparing this profitability data, as noted above. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Funds.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the

79

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund

Board approval of investment advisory and administration agreement (unaudited)

Funds were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that each Fund’s Contractual Management Fee did not contain any breakpoints but that economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Fund’s non-management operating expenses under the “unitary” fee structure. The board also recognized that, as noted by management, investment advisory agreements for many funds in each Fund’s Expense Group did not contain breakpoints.

Generally, in light of UBS Global AM’s profitability data and the Actual (as well as Contractual) Management Fee for each Fund, the board believed that UBS Global AM’s response was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Funds, including the opportunity to offer additional products and services to each Fund’s shareholders.

In light of the costs of providing investment advisory, administrative and other services to each Fund and UBS Global AM’s ongoing commitment to the Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved each Fund’s Investment Advisory and Administration Contract to continue for another year or until transitioned to a master-feeder structure (upon which superseding contracts would become effective), whichever occurred first.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Contracts. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Contracts in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

80

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management agreement (unaudited)

At a meeting of the board of Master Trust on May 9, 2007, the members of the board, including the trustees who are not “interested persons” of Master Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a Management Agreement between UBS Global AM and Master Trust with respect to, Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”), and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”), each a series of Master Trust, in connection with the proposed establishment of a master-feeder fund structure involving (1) the conversion of existing funds (i.e., UBS Select Prime Institutional Fund, f/k/a UBS Select Money Market Fund; and UBS Select Treasury Institutional Fund, f/k/a UBS Select Treasury Fund) and (2) the organization of several new feeder funds (each a “Feeder Fund” and together the “Feeder Funds”.) The board received and considered a variety of information with respect to the proposed Management Agreement, including UBS Global AM’s reasons for proposing the establishment of a master-feeder structure. The board recognized that the advisory and administrative services to be provided to each Master Fund (and the administrative and distribution services to be provided to each Feeder Fund) would be substantially similar to the services provided to other UBS money market funds overseen by the board and with which the board was familiar. In considering the approval of the Management Agreement, the board was able to draw on its knowledge of UBS Global AM, the UBS fund complex overseen by the board and the advisory agreements for other UBS money market funds overseen by the board, including the extensive materials it had reviewed at its last annual contract renewal meeting for the UBS funds in July 2006, and noted that it had at that time received a memorandum from its independent legal counsel discussing, among other things, the duties of board members in considering approval of advisory agreements.

In its consideration of the approval of the Management Agreement, the board considered the following factors:

Nature, extent and quality of the services under the management agreement—The board recognized that although each Master Fund would be a new fund, the board was familiar with the services currently provided to other UBS money market funds and that the service providers

81

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management agreement (unaudited)

(including UBS Global AM as investment advisor) for the Master Funds would be the same as (or similar to) those for certain other UBS money market funds and that the services to be provided to each Master Fund and, through a separate administration agreement, each Feeder Fund, would be substantially similar to those provided to those other UBS money market funds. The board considered the nature, extent and quality of advisory, administrative, distribution, and shareholder services generally provided by UBS Global AM and its affiliates to the UBS Funds and their shareholders and expected to be provided to the Master Funds and the Feeder Funds and their shareholders.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services that are expected to be provided to each Master Fund under the Management Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fees (the “Contractual Management Fees”) payable by each Master Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services to be provided by UBS Global AM. The board also reviewed a peer group analysis prepared by management utilizing figures from iMoneyNet comparing the proposed Contractual Management Fee and anticipated net expense ratio for various Feeder Funds to the management fees and net expense ratios for a selected group of institutional “prime” money market funds, institutional treasury money market funds, and institutional municipal money market funds, respectively. The board also noted that the combined effect of the fees at the master and feeder levels would result in the same level of fees being applicable to the existing funds that would be converting to the new structure. UBS Global AM also noted that the Contractual Management Fees reflected the introduction of breakpoints at higher asset levels so that if the new structure were successful in raising sufficient assets, each of the Feeder Funds, including the existing two funds, could potentially benefit from a fee decrease.

Taking all of the above into consideration, the board determined that the proposed management fees were reasonable in light of the nature, extent and quality of the services proposed to be provided to each Master Fund under the Management Agreement.

82

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management agreement (unaudited)

Fund performance—Past performance was not a factor considered by the board, as the Master Funds and most of the Feeder Funds would be new funds.

Advisor profitability—As the Master Funds and most of the Feeder Funds would be new funds, the board did not consider the profitability of UBS Global AM or its affiliates. Management noted that the combined impact of the master-feeder level fees would result in annual fund operating expenses no higher than those of the existing funds to be transitioned to the new structure.

Economies of scale—The board noted management’s explanation that, in connection with the organization of other UBS funds which would be feeder funds of the Master Funds and the conversion of certain UBS money market funds to feeder funds of the Master Funds, it anticipated that as the Master Funds grew in scale there could be potential economies of scale which might be passed to shareholders of the corresponding Feeder Funds via the Contractual Management Fee breakpoints. The board also noted that although each Master Fund’s Contractual Management Fee contained some breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other potential benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative, and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates might receive were considered reasonable.

83

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management agreement (unaudited)

In light of all of the foregoing, the board approved the Management Agreement.

In making its decision, the board identified no single factor as being determinative in approving the Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed approval of the Management Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Michael H. Markowitz
Vice President and Secretary	Vice President

Administrator (and Advisor for the Master Funds)
UBS Global Asset Management (Americas) Inc. 51 West 52nd Street New York, New York 10019-6114

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, New York 10019-6114

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2007 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Semiannual Report
October 31, 2007

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

December 14, 2007

Dear shareholder,
We are pleased to provide you with the first semiannual report for the UBS Select Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund (the “Funds”), for the period August 28, 2007 (commencement of operations) through October 31, 2007.

On August 28, 2007, institutional money market funds sponsored by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) were transitioned to a master-feeder structure and a new line of tax-free money market funds were launched. Those older funds are now “feeder funds” investing all of their assets in the same “master funds” as your prime and treasury Funds. This new structure, and the launch of the new Funds, has enabled UBS Global AM to provide additional investment options for clients such as yourself.

Performance
The seven-day current yield for UBS Select Prime Preferred Fund as of October 31, 2007 was 5.04%. The seven-day current yield for UBS Select Treasury Preferred Fund was 4.45%; while the seven-day current yield for UBS Select Tax-Free Preferred Fund was 3.45%. (For more information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 10.)
UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund

Investment goals (both Funds):
Maximum current income consistent with liquidity and capital preservation

Portfolio Managers:
Michael H. Markowitz Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

UBS Select Tax-Free Preferred Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III Ryan Nugent UBS Global Asset Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	The Funds commenced operations at the end of August 2007; however, a review of all of 2007 should provide better context for recent economic conditions. The year started off slowly, with US gross domestic product (“GDP”) expanding only 0.6% during the first quarter of 2007—the slowest growth rate in the US since the fourth quarter of 2002. A variety of factors caused the economy to stumble, including the ongoing troubles in the housing market and tepid business spending.

During the six-month period ended October 31, 2007, however, the US economy appeared to strengthen. It picked up steam in the second quarter of 2007, boosted by improving manufacturing activity. During this period, GDP growth was a solid 3.8%. The Commerce Department then reported that its preliminary estimate for third quarter 2007 GDP growth was 4.9%.

Despite the weak housing market, issues related to subprime mortgages, and tighter credit conditions, economic growth remained robust, due in part to strong consumer spending and increased exports.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment and issues in the subprime mortgage market?
A.	Fed Chairman Ben Bernanke initially indicated that the issues related to the subprime mortgage market would probably not impact the overall economy. During his remarks to Congress in late March 2007, Mr. Bernanke stated that subprime defaults were “likely to be contained.” However, as the problems and fallout from subprime mortgages escalated, the Fed became more concerned about these issues. On July 18, 2007, the Chairman told Congress that “rising delinquencies and foreclosures are creating personal, economic and social distress for many homeowners and communities—problems that likely will get worse before they get better.”

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

As these credit concerns mounted, the Fed provided greater amounts of liquidity to the market in order to facilitate normal market operations by:

	•	Lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007.

	•	Reducing the federal funds rate from 5.25% to 4.75%—the first reduction since June 2003—as well as cutting the discount rate another 0.50% to 5.25% in mid-September 2007. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.)

	•	Cutting both the discount rate and fed funds rate by 0.25%. This brought the rates to 5.00% and 4.50%, respectively, in October 2007. In early December 2007, following the conclusion of the reporting period, the Fed again lowered rates by another 0.25%. This action brought the discount rate to 4.75% and the fed funds rate to 4.25%—the lowest levels for each since the latter part of 2005.

In its statement released in conjunction with its December meeting, the Fed stated: “Incoming information suggests that economic growth is slowing, reflecting the intensification of the housing correction and some softening in business and consumer spending. Moreover, strains in financial markets have increased in recent weeks. Today’s action, combined with the policy actions taken earlier, should help promote moderate growth over time.”

Q.	Given that the Funds are “feeder funds”, how were the portfolios in which they invest managed during the reporting period?
A.	As always, quality, liquidity and yield remained paramount in our management process for the master funds in which each Fund invests.

	•	In the master fund in which UBS Select Prime Preferred Fund invests, we maintained a high level of liquidity, focusing on short-term securities, including commercial paper and overnight repurchase agreements, which benefited performance. (Repurchase agreements are essentially contracts in which the seller of a security agrees to buy it

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

back at a predetermined time and price or upon demand.) In October, we added agency securities to the portfolio, further increasing the Fund’s liquidity. We maintained a relatively short weighted average maturity throughout the reporting period.

•	In the master fund in which UBS Select Treasury Preferred Fund invests, we emphasized investments in repurchase agreements backed by Treasury obligations throughout the entire reporting period. The yields provided by engaging in these transactions were generally higher than direct investments in Treasury securities. Repurchase agreements also often have the added advantage of providing increased liquidity. As a result, we maintained a smaller portion of the portfolio in direct Treasury securities holdings, including Treasury bills and notes.

•	In the master fund in which UBS Select Tax-Free Preferred Fund invests, from the time of the Fund’s inception on August 28, 2007, to the end of the reporting period, we increased the weighted average maturity to roughly 18 days.

In order to add yield and diversity to the master fund’s portfolio, we maintained an exposure to a range of tax-free money market instruments. At the beginning of the period, we focused on variable rate demand notes, or “VRDNs.” Purchased at par, VRDNs pay monthly or quarterly interest based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. During this time, we also maintained positions in tender option bonds. These are created when a sponsor places long-term municipal bonds in a trust, which then issues short-term securities. Tender option bonds are purchased at par and pay interest periodically based on a floating rate that resets from time to time.

As the reporting period progressed, we began to purchase more tax-exempt commercial paper and fixed rate notes as issues we deemed attractive were available. We did this to add value and to extend the Fund’s weighted average maturity.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Overall, the tax-free master fund responded well to the credit market volatility that prevailed during the reporting period. In the coming quarters, we plan to continue to extend the master fund’s average weighted maturity to roughly match that of our peers to the extent we deem it prudent. At the time of this writing, we also anticipate reducing our exposure to commercial paper in favor of fixed rate notes in order to add yield in the current rate environment.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	While our fundamental analysis points to pockets of vulnerability in the US economy, we do not anticipate enough turmoil to trigger a widespread global economic slowdown. We will continue to monitor the factors likely to play a role in the Fed’s future decisions on interest rates, including inflation and the overall strength of the economy, and how they might impact the Funds.

Due to recent strains in the subprime mortgage market, we also plan to remain alert to changes in the risk premium (the return over a hypothetical “risk-free” rate) associated with various types of short-term securities, as well as to the effects of the fallout from subprime lending on the rest of the economy.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Sincerely,

Kai R. Sotorp	Michael H. Markowitz
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund	UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund	Managing Director
Head of the Americas	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

Robert Sabatino	Elbridge T. Gerry III
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Tax-Free Preferred Fund
UBS Select Treasury Preferred Fund	Managing Director
Executive Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

Ryan Nugent
Portfolio Manager—
UBS Select Tax-Free Preferred Fund
Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the period from August 28, 2007 (commencement of operations) through October 31, 2007. The views and opinions in the letter were current as of December 14, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2007 to October 31, 2007 (except as otherwise indicated below).

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Please note that UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund commenced operations on August 28, 2007; therefore, “Actual” expenses paid during the period reflect activity from August 28, 2007 through October 31, 2007.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund commenced operations on August 28, 2007, the “Hypothetical” expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that each Fund’s expense ratio in effect during its initial period (August 28, 2007, through October 31, 2007) also would have been in effect during the period from May 1, 2007 to October 31, 2007.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Preferred Fund(3)
	Beginning account value	Ending account value October 31, 2007	Expenses paid during period(2)	Expense ratio during period

Actual	$1,000.00	$1,009.40	$0.25	0.14%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.43	0.71	0.14

UBS Select Treasury Preferred Fund(3)
	Beginning account value	Ending account value October 31, 2007	Expenses paid during period(2)	Expense ratio during period

Actual	$1,000.00	$1,008.20	$0.25	0.14%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.43	0.71	0.14

UBS Select Tax-Free Preferred Fund(3)
	Beginning account value	Ending account value October 31, 2007	Expenses paid during period(2)	Expense ratio during period

Actual	$1,000.00	$1,006.50	$0.07	0.04%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.94	0.20	0.04

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

(3)	The Fund commenced operations on August 28, 2007. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average value over the period, multiplied by 65 divided by 366 (to reflect actual days in the period for the actual example) and multiplied by 184 divided by 366 (to reflect the one-half year period for the hypothetical example).

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics	10/31/07

Seven-day current yield(1)	5.04%

Seven-day effective yield(1)	5.17

Weighted average maturity(2)	38 days

Net assets (mm)	$14.7

UBS Select Treasury Preferred Fund

Yields and characteristics	10/31/07

Seven-day current yield(1)	4.45%

Seven-day effective yield(1)	4.55

Weighted average maturity(2)	20 days

Net assets (mm)	$248.6

UBS Select Tax-Free Preferred Fund

Yields and characteristics	10/31/07

Seven-day current yield(1)	3.45%

Seven-day effective yield(1)	3.51

Weighted average maturity(2)	18 days

Net assets (mm)	$261.6

(1)	Yields will fluctuate, and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

UBS Select Prime Preferred Fund

Statement of assets and liabilities—October 31, 2007 (unaudited)

Assets:
Investments in Prime Master Fund (“Master”), at value	$15,031,866

Liabilities:
Dividends payable to shareholders	313,067

Payable to affiliates	3,152

Total liabilities	316,219

Net assets:
Shares of beneficial interest—$0.001 par value per share
unlimited amount authorized; 14,715,647 outstanding	14,715,647

Net assets	$14,715,647

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund

Statement of assets and liabilities—October 31, 2007 (unaudited)

Assets:
Investments in Treasury Master Fund (“Master”), at value	$249,474,263

Liabilities:
Dividends payable to shareholders	835,231

Payable to affiliates	7,481

Total liabilities	842,712

Net assets:
Shares of beneficial interest—$0.001 par value per share
unlimited amount authorized; 248,631,551 outstanding	248,631,551

Net assets	$248,631,551

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund

Statement of assets and liabilities—October 31, 2007 (unaudited)

Assets:
Investments in Tax-Free Master Fund (“Master”), at value	$261,891,543

Liabilities:
Dividends payable to shareholders	323,688

Payable to affiliates	6,560

Total liabilities	330,248

Net assets:
Shares of beneficial interest—$0.001 par value per share
unlimited amount authorized; 261,560,140 outstanding	261,560,140

Accumulated net realized gain from investment activities	1,155

Net assets	$261,561,295

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Prime Preferred Fund

Statement of operations

For the period August 28, 2007(1) to October 31, 2007 (unaudited)

Investment income:
Interest income allocated from Master	$412,295

Expenses allocated from Master	(7,907)

Net investment income allocated from Master	404,388

Expenses:
Administration fees	6,304

Less: Fee waivers by administrator	(3,152)

Net expenses	3,152

Net investment income/net increase in net assets resulting from operations	$401,236

(1)	Commencement of operations.

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund

Statement of operations

For the period August 28, 2007(1) to October 31, 2007 (unaudited)

Investment income:
Interest income allocated from Master	$861,437

Security lending income allocated from Master	11

Expenses allocated from Master	(18,732)

Net investment income allocated from Master	842,716

Expenses:
Administration fees	14,962

Less: Fee waivers by administrator	(7,481)

Net expenses	7,481

Net investment income/net increase in net assets resulting from operations	$835,235

(1)	Commencement of operations.

See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund

Statement of operations

For the period August 28, 2007(1) to October 31, 2007 (unaudited)

Investment income:
Interest income allocated from Master	$1,253,992

Expenses allocated from Master	(33,847)

Waivers allocated from Master	33,847

Net investment income allocated from Master	1,253,992

Expenses:
Administration fees	27,041

Less: Fee waivers by administrator	(13,520)

Net expenses	13,521

Net investment income	1,240,471

Net realized gain from investment activities allocated from Master	1,155

Net increase in net assets resulting from operations	$1,241,626

(1)	Commencement of operations.

See accompanying notes to financial statements

UBS Select Prime Preferred Fund

Statement of changes in net assets

For the period August 28, 2007(1) to October 31, 2007 (unaudited)

From operations:
Net investment income/net increase in net assets resulting from operations	$401,236

Dividends to shareholders from:
Net investment income	(401,236)

Net increase in net assets from beneficial interest transactions	14,715,647

Net increase in net assets	14,715,647

Net assets:
Beginning of period	—

End of period	$14,715,647

Accumulated undistributed net investment income	$—

(1)	Commencement of operations.

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund

Statement of changes in net assets

For the period August 28, 2007(1) to October 31, 2007 (unaudited)

From operations:
Net investment income/net increase in net assets resulting from operations	$835,235

Dividends to shareholders from:
Net investment income	(835,235)

Net increase in net assets from beneficial interest transactions	248,631,551

Net increase in net assets	248,631,551

Net assets:
Beginning of period	—

End of period	$248,631,551

Accumulated undistributed net investment income	$—

(1)	Commencement of operations.

See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund

Statement of changes in net assets

For the period August 28, 2007(1) to October 31, 2007 (unaudited)

From operations:
Net investment income	$1,240,471

Net realized gain from investment activities	1,155

Net increase in net assets resulting from operations	1,241,626

Dividends to shareholders from:
Net investment income	(1,240,471)

Net increase in net assets from beneficial interest transactions	261,560,140

Net increase in net assets	261,561,295

Net assets:
Beginning of period	—

End of period	$261,561,295

Accumulated undistributed net investment income	$—

(1)	Commencement of operations.

See accompanying notes to financial statements

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the period August 28, 2007(1) to October 31, 2007 (unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.009

Dividends from net investment income	(0.009)

Net asset value, end of period	$1.00

Total investment return(2)	0.94%

Ratios/supplemental data:
Net assets, end of period (000’s)	$14,716

Expenses to average net assets, net of fee waivers by administrator	0.14	%(3),(4)

Expenses to average net assets, before fee waivers by administrator	0.18	%(3),(4)

Net investment income to average net assets	5.09	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the period August 28, 2007(1) to October 31, 2007 (unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.008

Dividends from net investment income	(0.008)

Net asset value, end of period	$1.00

Total investment return(2)	0.82%

Ratios/supplemental data:
Net assets, end of period (000’s)	$248,632

Expenses to average net assets, net of fee waivers by administrator	0.14	%(3),(4)

Expenses to average net assets, before fee waivers by administrator	0.18	%(3),(4)

Net investment income to average net assets	4.47	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the period August 28, 2007(1) to October 31, 2007 (unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.007

Dividends from net investment income	(0.007)

Net asset value, end of period	$1.00

Total investment return(2)	0.65%

Ratios/supplemental data:
Net assets, end of period (000’s)	$261,561

Expenses to average net assets, net of fee waivers by advisor/administrator	0.04	%(3),(4)

Expenses to average net assets, before fee waivers by advisor/administrator	0.18	%(3),(4)

Net investment income to average net assets	3.67	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), and UBS Select Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. Each of the Funds commenced operations on August 28, 2007. The Trust is a series mutual fund with eleven series: the Funds, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund are not included herein.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund”). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (0.14% for Prime Preferred Fund, 9.75% for Treasury Preferred Fund and 20.32% for Tax-Free Preferred Fund at October 31, 2007). All the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund is allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At October 31, 2007, Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred owed UBS Global AM $6,304, $14,962 and $13,119, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets.

The Funds and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive 0.04% of its administrative fees through August 31, 2008. At October 31, 2007, UBS Global AM owed Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund $3,152, $7,481 and $6,559 for fee waivers, respectively. For the period ended October 31, 2007, UBS Global AM was contractually obligated to waive $3,152, $7,481 and $13,520, respectively.

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

The tax character of distributions paid to shareholders by Prime Preferred Fund and Treasury Preferred Fund during the period ended October 31, 2007 was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund during the period ended October 31, 2007 was tax-exempt income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Funds’ fiscal year ending April 30, 2008.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Prime Preferred Fund	For the period ended October 31, 2007*

Shares sold	527,264,528

Shares repurchased	(512,548,886)

Dividends reinvested	5

Net increase in shares outstanding	14,715,647

Treasury Preferred Fund	For the period ended October 31, 2007*

Shares sold	258,555,138

Shares repurchased	(9,923,592)

Dividends reinvested	5

Net increase in shares outstanding	248,631,551

Tax-Free Preferred Fund	For the period ended October 31, 2007*

Shares sold	719,993,216

Shares repurchased	(459,042,346)

Dividends reinvested	609,270

Net increase in shares outstanding	261,560,140

*	The Fund commenced operations on August 28, 2007.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on a fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
The Funds intend to report the percentage of qualified interest income paid to shareholders for the calendar year 2007 in the annual supplemental tax brochure to shareholders available at the end of January 2008.

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

US government and agency obligations—5.90%

Federal Home Loan Bank
4.500%, due 11/05/08	$107,000,000	$107,000,000

5.093%, due 01/10/08(1)	50,000,000	49,990,350

5.100%, due 11/15/07(2)	100,000,000	99,801,667

5.438%, due 11/18/07(1)	220,000,000	220,000,000

Federal Home Loan Mortgage Corp.
5.071%, due 12/30/07(1)	60,000,000	59,964,958

5.375%, due 08/13/08	110,000,000	110,000,000

Total US government and agency obligations (cost—$646,756,975)		646,756,975

Bank notes—1.60%

Banking-US—1.60%
Bank of America N.A.
5.330%, due 12/17/07	75,000,000	75,000,000

US Bank N.A.
4.763%, due 11/30/07(1)	100,000,000	100,000,573

Total bank notes (cost—$175,000,573)		175,000,573

Time deposits—1.98%

Banking-non-US—1.98%
Societe Generale, Cayman Islands
4.500%, due 11/01/07 (cost—$217,000,000)	217,000,000	217,000,000

Certificates of deposit—14.36%

Banking-non-US—12.04%
Bank of Scotland PLC
5.400%, due 06/11/08	90,000,000	90,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
5.060%, due 01/23/08	105,000,000	105,000,000

5.440%, due 03/14/08	100,000,000	100,000,000

Barclays Bank PLC
5.360%, due 01/18/08	80,000,000	80,000,000

Calyon N.A., Inc.
4.545%, due 12/31/07(1)	45,000,000	44,996,360

4.750%, due 02/28/08	100,000,000	100,000,000

Deutsche Bank AG
5.360%, due 02/14/08	90,000,000	90,000,000

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Dexia Credit Local
4.769%, due 11/28/07(1)	$100,000,000	$99,989,857

Fortis Bank NV-SA
5.300%, due 01/11/08	50,000,000	50,000,000

Lloyds TSB Bank PLC
4.850%, due 01/25/08	150,000,000	150,000,000

Norinchukin Bank Ltd.
5.350%, due 01/28/08	75,000,000	75,000,000

5.370%, due 01/09/08	75,000,000	75,000,000

Royal Bank of Scotland
4.950%, due 01/25/08	56,900,000	56,919,823

5.440%, due 03/11/08	75,000,000	75,000,000

Svenska Handelsbanken
5.000%, due 10/09/08	128,000,000	128,000,000

		1,319,906,040

Banking-US—2.32%
State Street Bank & Trust Co.
5.540%, due 02/04/08	104,000,000	104,000,000

Washington Mutual Bank
4.880%, due 11/15/07	150,000,000	150,000,000

		254,000,000

Total certificates of deposit (cost—$1,573,906,040)		1,573,906,040

Commercial paper(2)—33.75%

Asset backed-banking—1.77%
Atlantis One Funding
5.000%, due 11/02/07	123,600,000	123,582,833

5.190%, due 01/07/08	71,319,000	70,630,118

		194,212,951

Asset backed-miscellaneous—15.62%
Alpine Securitization
4.950%, due 11/09/07	100,000,000	99,890,000

5.060%, due 11/05/07	75,000,000	74,957,833

Amsterdam Funding Corp.
5.130%, due 11/14/07	47,700,000	47,611,636

Atlantic Asset Securitization LLC
4.870%, due 11/05/07	175,646,000	175,550,956

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(concluded)
Barton Capital LLC
4.880%, due 11/06/07	$100,000,000	$99,932,222

5.130%, due 11/05/07	85,200,000	85,151,436

Chariot Funding LLC
5.100%, due 11/07/07	100,000,000	99,915,000

Falcon Asset Securitization Corp.
6.150%, due 12/06/07	78,000,000	77,533,625

Kitty Hawk Funding Corp.
6.000%, due 12/05/07	107,588,000	106,978,335

Old Line Funding Corp.
6.150%, due 12/07/07	78,000,000	77,520,300

Ranger Funding Co. LLC
4.900%, due 11/01/07	190,000,000	190,000,000

Regency Markets No. 1 LLC
5.150%, due 11/08/07	100,000,000	99,899,861

Sheffield Receivables Corp.
4.900%, due 11/08/07	99,000,000	98,905,675

Thunderbay Funding
4.920%, due 11/21/07	63,888,000	63,713,373

6.150%, due 12/04/07	132,000,000	131,255,850

Variable Funding Capital Corp.
6.000%, due 11/16/07	87,000,000	86,782,500

Yorktown Capital LLC
4.830%, due 11/01/07	95,665,000	95,665,000

		1,711,263,602

Asset backed-securities—4.30%
Clipper Receivables Co. LLC
5.000%, due 11/06/07	71,625,000	71,575,260

5.050%, due 11/05/07	100,000,000	99,943,889

5.140%, due 11/01/07	100,000,000	100,000,000

Grampian Funding LLC
5.210%, due 12/14/07	35,000,000	34,782,193

Scaldis Capital LLC
4.930%, due 11/20/07	100,000,000	99,739,806

5.220%, due 11/15/07	65,000,000	64,868,050

		470,909,198

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(concluded)

Banking-US—9.81%
ABN-AMRO N.A. Finance, Inc.
5.190%, due 12/10/07	$50,000,000	$49,718,875

Barclays US Funding Corp.
5.110%, due 02/15/08	75,000,000	73,871,542

Calyon N.A., Inc.
5.250%, due 11/01/07	100,000,000	100,000,000

Danske Corp.
5.050%, due 01/14/08	100,000,000	98,961,945

5.120%, due 02/20/08	40,000,000	39,368,533

Dexia Delaware LLC
5.000%, due 12/04/07	100,000,000	99,541,667

ING (US) Funding LLC
5.160%, due 11/05/07	50,000,000	49,971,333

5.380%, due 12/13/07	97,000,000	96,391,163

Morgan (J.P.) Chase & Co.
4.830%, due 04/17/08	156,250,000	152,728,125

National Australia Funding (DE), Inc.
5.020%, due 11/06/07	157,100,000	156,990,467

Nordea N.A., Inc.
5.000%, due 01/14/08	93,855,000	92,890,379

Societe Generale N.A., Inc.
4.745%, due 01/28/08	65,000,000	64,246,072

		1,074,680,101

Brokerage—0.37%
Morgan Stanley
4.860%, due 11/01/07(1)	40,000,000	40,000,000

Finance-noncaptive diversified—1.38%
General Electric Capital Corp.
4.750%, due 06/26/08	100,000,000	96,859,722

5.140%, due 12/03/07	55,000,000	54,748,711

		151,608,433

Insurance-multiline—0.50%
Swiss RE Financial Products
4.800%, due 11/01/07	55,000,000	55,000,000

Total commercial paper (cost—$3,697,674,285)		3,697,674,285

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

US master notes—6.07%

Brokerage—6.07%
Banc of America Securities LLC
5.008%, due 11/01/07(1),(3)	$265,000,000	$265,000,000

Bear Stearns Cos., Inc.
5.058%, due 11/01/07(1),(3)	400,000,000	400,000,000

Total US master notes (cost—$665,000,000)		665,000,000

Funding agreements—2.97%

Insurance-life—2.97%
Metropolitan Life Insurance Co. of CT
5.208%, due 11/01/07(1),(4)	150,000,000	150,000,000

New York Life Insurance Co.
5.198%, due 11/01/07(1),(4)	175,000,000	175,000,000

Total funding agreements (cost—$325,000,000)		325,000,000

Short-term corporate obligations—14.27%

Asset backed-securities—4.48%
Beta Finance, Inc.
4.870%, due 11/01/07(1),(5)	74,000,000	74,005,908

Cullinan Finance Corp.
4.820%, due 11/02/07(1),(5)	92,000,000	91,997,883

5.185%, due 01/10/08(1),(5)	45,000,000	44,999,137

5.320%, due 01/16/08(5)	76,000,000	76,000,000

K2 (USA) LLC
4.815%, due 11/02/07(1),(5)	50,000,000	49,999,107

5.346%, due 06/02/08(5)	63,000,000	62,998,579

5.568%, due 12/20/07(1),(5)	26,000,000	25,999,114

Links Finance LLC
5.085%, due 11/13/07(1),(5)	65,000,000	64,999,576

		490,999,304

Banking-non-US—6.64%
Bank of Ireland
5.008%, due 11/20/07(1),(5)	85,000,000	85,000,000

Bank of Scotland PLC
5.198%, due 11/01/07(1),(5)	85,000,000	85,000,000

BNP Paribas
5.330%, due 11/07/07(1)	112,000,000	112,000,000

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Short-term corporate obligations—(concluded)

Banking-non-US—(concluded)
Caja Ahorros Barcelona
5.151%, due 01/23/08(1),(5)	$100,000,000	$100,000,000

Commonwealth Bank of Australia
4.913%, due 11/26/07(1),(5)	81,000,000	81,000,000

National Australia Bank Ltd.
5.061%, due 11/15/07(1),(5)	77,000,000	77,000,000

Totta Ireland PLC
5.122%, due 11/07/07(1),(5)	88,000,000	88,000,000

Westpac Banking Corp.
5.102%, due 11/06/07(1),(5)	100,000,000	100,000,000

		728,000,000

Banking-US—0.91%
Bank of New York Co., Inc.
5.080%, due 11/13/07(1),(5)	100,000,000	100,000,000

Finance-captive automotive—2.24%
Toyota Motor Credit Corp.
4.570%, due 11/01/07(1)	50,000,000	50,003,498

5.070%, due 11/01/07(1)	95,000,000	95,000,000

5.213%, due 01/07/08(1)	100,000,000	100,005,851

		245,009,349

Total short-term corporate obligations (cost—$1,564,008,653)		1,564,008,653

Repurchase agreements—19.76%

Repurchase agreement dated 10/31/07 with
Barclays Bank PLC, 4.820%, due 11/01/07,
collateralized by $100,000,000 Federal Farm Credit Bank
obligations, 4.495% due 10/09/09 and $105,134,000
Federal National Mortgage Association obligations, zero
coupon to 5.250% due 04/16/08 to 03/24/15;
(value—$204,000,337); proceeds: $200,026,778	200,000,000	200,000,000

Repurchase agreement dated 10/31/07 with Citigroup
Financial Products, 5.190%, due 11/01/07, collateralized by
$426,011,392 various whole loan assets,
zero coupon to 11.037% due 07/11/08 to 12/31/46;
(value—$411,902,790); proceeds: $370,053,342	370,000,000	370,000,000

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/07 with
Deutsche Bank Securities, Inc., 4.820%, due 11/01/07,
collateralized by $151,970,000 Federal Home Loan Bank
obligations, 3.430% to 5.500% due 02/27/09 to 08/15/16,
$171,004,000 Federal Home Loan Mortgage Corp.
obligations, zero coupon to 5.375% due 11/09/07 to
08/13/08 and $182,500,000 Federal National Mortgage
Association obligations, 4.500% to 5.220% due 10/15/08
to 10/22/12; (value—$510,000,660);
proceeds: $500,066,944	$500,000,000	$500,000,000

Repurchase agreement dated 10/31/07 with Goldman
Sachs & Co., 5.188%, due 11/01/07, collateralized by
$441,614,313 various asset-backed securities, zero coupon
due 07/18/11 to 09/19/11; (value—$383,250,002);
proceeds: $365,052,601	365,000,000	365,000,000

Repurchase agreement dated 10/31/07 with Goldman
Sachs Mortgage Co., 5.138%, due 11/01/07, collateralized
by $109,457,737 various whole loan assets, zero coupon
due 01/01/08 to 08/06/09; (value—$108,150,000);
proceeds: $105,014,986	105,000,000	105,000,000

Repurchase agreement dated 10/31/07 with Lehman
Brothers Inc., 4.750%, due 11/01/07, collateralized by
$99,990,000 Federal Home Loan Mortgage Corp. obligations,
5.125% due 11/17/17; (value—$101,996,044);
proceeds: $100,013,194	100,000,000	100,000,000

Repurchase agreement dated 10/31/07 with Lehman
Commercial Paper, Inc., 5.188%, due 11/01/07,
collateralized by $533,091,218 various whole loan assets,
3.875% to 14.250% due 11/01/07 to 11/01/46;
(value—$551,292,639); proceeds: $525,075,658	525,000,000	525,000,000

Repurchase agreement dated 10/31/07 with State Street
Bank & Trust Co., 4.150%, due 11/01/07, collateralized
by $727,768 US Treasury Notes, 4.750% to 5.625%
due 05/15/08 to 01/31/12; (value—$756,297);
proceeds: $741,085	741,000	741,000

Total repurchase agreements (cost—$2,165,741,000)		2,165,741,000

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Number of
	shares	Value

Investments of cash collateral from securities loaned—0.00%

Money market funds(6)—0.00%

AIM Prime Portfolio, 4.842%	38	$38

UBS Private Money Market Fund LLC, 4.928%(7)	160	160

Total money market funds (cost—$198)		198

Total investments (cost—$11,030,087,724 which approximates
cost for federal income tax purposes)—100.66%		11,030,087,724

Liabilities in excess of other assets—(0.66)%		(72,241,980)

Net assets—100%		$10,957,845,744

(1)	Variable rate security. Maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2007, and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	The securities detailed in the table below, which represent 6.07% of net assets, are considered liquid and restricted as of October 31, 2007.

			Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
securities	date(8)	cost	assets	Value	assets

Banc of America
Securities LLC,
5.008%,11/01/07	10/31/07	$265,000,000	2.42%	$265,000,000	2.42%

Bear Stearns Cos., Inc.,
5.058%, 11/01/07	10/31/07	400,000,000	3.65	400,000,000	3.65

		$665,000,000	6.07%	$665,000,000	6.07%

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

(4)	The securities detailed in the table below, which represent 2.97% of net assets, are considered illiquid and restricted as of October 31, 2007.

			Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
securities	date(8)	cost	assets	Value	assets

Metropolitan Life Insurance Co. of CT., 5.208%,11/01/07	10/01/07	$150,000,000	1.37%	$150,000,000	1.37%

New York Life Insurance Co., 5.198%, 11/01/07	10/01/07	175,000,000	1.60	175,000,000	1.60

		$325,000,000	2.97%	$325,000,000	2.97%

(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 11.01% of net assets as of October 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	Rates shown reflect yield at October 31, 2007.
(7)	The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the period ended October 31, 2007.

Net income
		Purchases	Sales		earned from
		during	during		affiliate for
		the period	the period		the period
Security	Value at	ended	ended	Value at	ended
description	08/28/07	10/31/07	10/31/07	10/31/07	10/31/07

UBS Private Money Market Fund LLC	$565,090	$33,827	$598,757	$160	$1

(8)	Acquisition dates represent most recent reset dates on variable rate securities.

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

Issuer breakdown by country of origin

Percentage of total investments

United States	70.4%

Japan	5.4

France	4.9

United Kingdom	4.3

Australia	3.8

Belgium	2.3

Netherlands	1.8

Ireland	1.6

Denmark	1.3

Sweden	1.2

Spain	0.9

Finland	0.8

Germany	0.8

Switzerland	0.5

Total	100.0%

Weighted average maturity—38 days

See accompanying notes to financial statements

37

Treasury Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

US government obligations—21.84%

US Treasury Bills
2.300%, due 11/23/07(1),(2)	$30,000,000	$29,957,833

3.385%, due 11/15/07(1),(2)	60,000,000	59,921,017

3.890%, due 01/31/08(1)	100,000,000	99,016,695

3.920%, due 05/01/08(1)	120,000,000	117,621,563

3.945%, due 01/03/08(1),(2)	65,000,000	64,551,256

4.009%, due 01/10/08(1),(2)	45,000,000	44,649,169

4.010%, due 12/13/07(1),(2)	20,000,000	19,906,433

4.050%, due 01/31/08(1),(2)	50,000,000	49,488,125

4.051%, due 02/14/08(1),(2)	50,000,000	49,409,229

4.155%, due 03/20/08(1),(2)	25,000,000	24,596,042

Total US government obligations (cost—$559,117,362)		559,117,362

Repurchase agreements—86.62%

Repurchase agreement dated 10/31/07 with Banc of America Securities LLC, 4.520% due 11/01/07, collateralized by $135,773,000 US Treasury Bills, zero coupon due 01/17/08 and $218,521,000 US Treasury Notes, 4.625% to 5.125% due 02/29/08 to 07/31/09; (value—$357,000,979); proceeds: $350,043,944	350,000,000	350,000,000

Repurchase agreement dated 10/31/07 with Barclays Bank PLC, 4.550% due 11/01/07, collateralized by $235,974,000 US Treasury Bonds, 7.250% to 8.125% due 08/15/21 to 08/15/22; (value—$306,001,130); proceeds: $300,037,917	300,000,000	300,000,000

Repurchase agreement dated 10/31/07 with Bear Stearns & Co., Inc., 4.540% due 11/01/07, collateralized by $297,150,000 US Treasury Notes, 4.125% to 4.625% due 02/29/12 to 05/15/15; (value—$306,049,789); proceeds: $300,037,833	300,000,000	300,000,000

Repurchase agreement dated 10/31/07 with Deutsche Bank Securities, Inc., 4.550% due 11/01/07, collateralized by $121,276,000 US Treasury Bills, zero coupon due 04/17/08, $49,335,000 US Treasury Inflation Index Bonds, 3.625% due 04/15/28 and $23,291,000 US Treasury Notes, 3.375% due 12/15/08; (value—$221,341,006); proceeds: $217,027,426	217,000,000	217,000,000

Repurchase agreement dated 10/31/07 with Lehman Brothers, Inc., 4.520% due 11/01/07, collateralized by $348,389,000 US Treasury Notes, 4.375% to 4.875% due 11/15/08 to 01/31/09; (value—$356,869,668); proceeds: $350,043,944	350,000,000	350,000,000

38

Treasury Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/07 with Merrill Lynch & Co., 4.550% due 11/01/07, collateralized by $351,830,000 Federal Home Loan Bank obligations, 5.500% to 5.625% due 06/12/09 to 06/18/10; (value—$357,001,463); proceeds: $350,044,236	$350,000,000	$350,000,000

Repurchase agreement dated 10/31/07 with Morgan Stanley & Co., 4.520% due 11/01/07, collateralized by $919,105,000 US Treasury Bonds Principal Strips, zero coupon due 11/15/26 to 11/15/27; (value—$357,000,397); proceeds: $350,043,944	350,000,000	350,000,000

Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150% due 11/01/07, collateralized by $47,005 US Treasury Notes, 4.750% to 5.625% due 05/15/08 to 01/31/12; (value—$47,970); proceeds: $47,005	47,000	47,000

Total repurchase agreements (cost—$2,217,047,000)		2,217,047,000

Total investments (cost—$2,776,164,362 which approximates cost for federal income tax purposes)—108.46%		2,776,164,362

Liabilities in excess of other assets—(8.46)%		(216,531,072)

Net assets—100%		$2,559,633,290

(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Security was on loan at October 31, 2007.

Weighted average maturity—20 days

See accompanying notes to financial statements

39

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—93.50%

Alabama—0.45%
Health Care Authority for Baptist Health, Series A-2 (MBIA Insured), 3.240%, VRD	$5,800,000	$5,800,000

Alaska—0.65%
Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project),
Series A, 3.580%, VRD	6,225,000	6,225,000

Series B, 3.580%, VRD	2,200,000	2,200,000

		8,425,000

Arizona—2.81%
Apache County Industrial Development Authority Revenue (Tucson Electric Power), Series 83A, 3.330%, VRD	19,800,000	19,800,000

Phoenix Industrial Development Authority Student Housing Revenue (Morgan Stanley Floater Certificates, Series 2079) (AMBAC Insured), 3.510%, VRD(1),(2)	16,450,000	16,450,000

		36,250,000

Arkansas—0.68%
Little Rock Sewer Revenue (Wachovia Bank Merlots), Series D49 (FSA Insured), 3.340%, VRD(1),(2)	8,775,000	8,775,000

California—3.12%
California State Revenue Anticipation Notes, 4.000%, due 06/30/08	40,000,000	40,163,600

Colorado—2.64%
Aurora Certificates of Participation Refunding, Series A-2 (FGIC Insured), 3.430%, VRD	6,210,000	6,210,000

Colorado Springs Utilities Revenue Refunding (Sub Lien Improvement), Series A, 3.430%, VRD	8,125,000	8,125,000

Colorado State Board of Governors University Enterprise System Revenue (JP Morgan PUTTERs, Series 2117-Q), 3.500%, VRD(1),(2)	9,340,000	9,340,000

40

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Colorado—(concluded)
Colorado State Board of Governors University Enterprise System Revenue, Series A (Bank of America Austin Certificates, Series 2007-2026) (FGIC Insured), 3.500%, VRD(2)	$6,375,000	$6,375,000

Regional Transportation District Certificates of Participation Transit Vehicles, Series A (Bank of America Austin Certificates, Series 2007-144) (AMBAC Insured), 3.500%, VRD(1),(2)	3,955,000	3,955,000

		34,005,000

Delaware—0.55%
University of Delaware Revenue, 3.570%, VRD	2,200,000	2,200,000

Wilmington Revenue (Salesianum School Project), 3.460%, VRD	4,900,000	4,900,000

		7,100,000

District of Columbia—0.42%
District of Columbia Revenue (Multi-Modal), American University, 3.320%, VRD	5,350,000	5,350,000

Florida—6.88%
Broward County School Board Certificates of Participation, Series A (Bank of America Austin Certificates, Series 2007-129) (FGIC Insured), 3.500%, VRD(1),(2)	6,915,000	6,915,000

Cape Coral Water & Sewer Revenue (Bank of America Austin Certificates, Series 2007-2020) (AMBAC Insured), 3.500%, VRD(1),(2)	5,178,000	5,178,000

Florida Turnpike Authority Revenue (Citigroup ROCS, Series RR-II-R-11187) (MBIA Insured), 3.510%, VRD(1),(2)	9,955,000	9,955,000

Jacksonville Health Facilities Authority Hospital Revenue, Series C, 3.550%, VRD	3,450,000	3,450,000

Miami-Dade County Educational Facilities Authority Revenue (Citigroup ROCS, Series RR-II-R-11263) (AMBAC Insured), 3.340%, VRD(1),(2)	10,245,000	10,245,000

41

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Florida—(concluded)
Miami-Dade County Educational Facilities Authority Revenue (Morgan Stanley Floater Certificates, Series 2055) (AMBAC Insured), 3.490%, VRD(1),(2)	$2,540,000	$2,540,000

Orange County School Board Certificates of Participation, Series B (FGIC Insured), 3.540%, VRD	7,700,000	7,700,000

Palm Beach County Health Facilities Authority Revenue (Bethesda Healthcare System Project), 3.580%, VRD	28,850,000	28,850,000

Sunshine State Governmental Financing Commission Revenue (AMBAC Insured), 3.590%, VRD	400,000	400,000

Tampa Revenue (University of Tampa Project) (Bank of America Austin Certificates, Series 2007-1018) (CIFG Insured), 3.500%, VRD(1),(2)	5,000,000	5,000,000

Volusia County Health Facilities Authority Revenue (Hospital-Scott & White Volusia Health), Series A, 3.440%, VRD	2,170,000	2,170,000

West Palm Beach Community Redevelopment Agency (Citigroup ROCS, Series RR-II-R-11221) (FGIC Insured), 3.510%, VRD(1),(2)	6,300,000	6,300,000

		88,703,000

Georgia—5.35%
Atlanta Airport Passenger Facilities Charge Revenue (Morgan Stanley Floater Certificates, Series 2044) (FSA Insured), 3.500%, VRD(1),(2)	3,605,000	3,605,000

Burke County Development Authority Pollution Control Revenue (Oglethorpe Power Corp.), Series C (MBIA Insured), 3.580%, VRD	1,300,000	1,300,000

Cobb County Development Authority Revenue (Young Mens Christian Association), 3.500%, VRD	5,600,000	5,600,000

Forsyth County Water & Sewer Authority Revenue (JP Morgan PUTTERs, Series 2253) (FSA Insured), 3.630%, VRD(1),(2)	10,385,000	10,385,000

42

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Fulton County Development Authority Revenue (Metro Atlanta YMCA Project), 3.330%, VRD	$4,090,000	$4,090,000

Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates (Northeast Georgia Health Project), Series A (MBIA Insured), 3.250%, VRD	14,350,000	14,350,000

Georgia (Morgan Stanley Floater Certificates, Series 1881), 3.490%, VRD(1),(2)	9,435,000	9,435,000

Georgia, Series E (Merrill Lynch P-Floats, Series PT-4345), 4.040%, VRD(1),(2)	5,000,000	5,000,000

Gwinnett County Hospital Authority Revenue Anticipation Certificates (Gwinnett Hospital System Project), Series C (FSA Insured), 3.240%, VRD	2,075,000	2,075,000

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-11241) (FSA Insured), 3.510%, VRD(1),(2)	5,000,000	5,000,000

Municipal Electric Authority (Sub-General), Series C, 3.200%, VRD	8,100,000	8,100,000

		68,940,000

Hawaii—0.45%
Honolulu City & County Wastewater Systems Revenue (Citigroup Eagle Class A Certificates 20070120) (FGIC Insured), 3.500%, VRD(1),(2)	5,845,000	5,845,000

Idaho—1.09%
Idaho Health Facilities Authority Revenue (St. Lukes Medical Center) (FSA Insured), 3.590%, VRD	13,990,000	13,990,000

Illinois—8.24%
Berwyn, Series A (Bank of America Austin Certificates, Series 2007-2031) (FGIC Insured), 3.500%, VRD(2)	8,815,000	8,815,000

Chicago Board of Education (Dedicated Revenues), Series E-1 (CIFG Insured), 3.450%, VRD	9,600,000	9,600,000

Chicago Board of Education, Series C (FSA Insured), 3.430%, VRD	20,000,000	20,000,000

43

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Cook County (Citigroup ROCS, Series RR-II-R-11193) (MBIA Insured), 3.510%, VRD(1),(2)	$7,100,000	$7,100,000

Cook County School District No. 159 (JP Morgan PUTTERs, Series 2125) (FSA Insured), 3.500%, VRD(1),(2)	6,360,000	6,360,000

Illinois Certificates, 4.250%, due 11/09/07	10,000,000	10,001,067

Illinois Finance Authority Revenue (Northwestern University), Subseries B, 3.200%, VRD	9,800,000	9,800,000

Illinois Finance Authority Revenue (WBEZ Alliance, Inc. Project), 3.460%, VRD	10,000,000	10,000,000

Illinois Health Facilities Authority Revenue Refunding (Advocate Health Care), Series B, 3.260%, VRD	9,800,000	9,800,000

Illinois, Series B, 3.240%, VRD	9,800,000	9,800,000

Springfield Electric Revenue (Citigroup Eagle Class A Certificates 20070156) (MBIA Insured), 3.500%, VRD(1),(2)	4,950,000	4,950,000

		106,226,067

Indiana—6.10%
Indiana Finance Authority Environmental Revenue Refunding (Ispat Inland, Inc.), 3.330%, VRD	11,780,000	11,780,000

Indiana Municipal Power Agency Power Supply Systems Revenue (Citigroup ROCS, Series RR-II-R-11233) (MBIA Insured), 3.520%, VRD(1),(2)	8,585,000	8,585,000

Indiana Municipal Power Agency Power Supply Systems Revenue (JP Morgan PUTTERs, Series 2203) (MBIA Insured), 3.520%, VRD(1),(2)	8,590,000	8,590,000

Indianapolis Local Public Improvement Bond Bank (JP Morgan PUTTERs, Series 2080) (MBIA Insured), 3.490%, VRD(1),(2)	5,320,000	5,320,000

44

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Indiana—(concluded)
Indianapolis Local Public Improvement Bond Bank Notes, 4.000%, due 01/08/08	$4,100,000	$4,102,707

Indianapolis Local Public Improvement Bond Bank (Waterworks Project), Series G-2 (MBIA Insured), 3.450%, VRD	16,015,000	16,015,000

Monroe County Hospital Authority Hospital Revenue Refunding (MBIA Insured), 3.250%, due 11/07/07	3,700,000	3,700,000

Saint Joseph County Educational Facilities Revenue (University of Notre Dame Du Lac), 3.400%, VRD	13,900,000	13,900,000

South Madison Middle School Building Corp., (First Meeting) (Bank of America Austin Certificates, Series 2007-2012) (FGIC Insured), 3.500%, VRD(1),(2)	6,595,000	6,595,000

		78,587,707

Kansas—0.60%
Kansas Development Finance Authority Revenue (Sisters of Charity), Series C, 3.580%, VRD	2,700,000	2,700,000

Leawood Temporary Notes, Series 1, 4.000%, due 10/01/08	5,000,000	5,016,435

		7,716,435

Kentucky—2.02%
Christian County Association of Leasing Trust Lease Program, Series B, 3.580%, VRD	14,400,000	14,400,000

Kentucky Public Energy Authority Gas Supply Revenue, Series A, 3.580%, VRD	11,600,000	11,600,000

		26,000,000

Louisiana—1.00%
Louisiana Gas & Fuels Tax Revenue (Morgan Stanley Floater Certificates, Series 1590) (FGIC Insured), 3.500%, VRD(1),(2)	7,500,000	7,500,000

Louisiana Offshore Terminal Authority Deepwater Port Revenue Refunding (Loop LLC Project), Series A, 3.580%, VRD	5,350,000	5,350,000

		12,850,000

45

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Maine—0.19%
Maine Health & Higher Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 1973) (AMBAC Insured), 3.490%, VRD(1),(2)	$2,500,000	$2,500,000

Maryland—1.37%
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System), Series F (FGIC Insured), 3.400%, VRD	17,600,000	17,600,000

Massachusetts—0.58%
Massachusetts (Central Artery), Series B, 3.580%, VRD	7,500,000	7,500,000

Michigan—1.72%
Kalamazoo Hospital Finance Authority Hospital Facilities Revenue (Bronson Methodist Hospital) (FSA Insured), 3.240%, VRD	3,900,000	3,900,000

Kent Hospital Finance Authority Revenue Refunding (Spectrum Health), Series B-2 (FGIC Insured), 3.240%, VRD	8,450,000	8,450,000

Michigan Hospital Finance Authority Revenue (Ascension Health Credit), Series B, 3.230%, VRD	9,800,000	9,800,000

		22,150,000

Minnesota—0.76%
Minneapolis & Saint Paul Metropolitan Airports Commission Airport Revenue (JP Morgan PUTTERs, Series 2021) (FGIC Insured), 3.490%, VRD(1),(2)	9,800,000	9,800,000

Mississippi—1.19%
Jackson County Port Facilities Revenue Refunding (Chevron USA, Inc. Project), 3.570%, VRD	15,400,000	15,400,000

Missouri—0.67%
Missouri Health & Educational Facilities Authority Revenue (St. Louis University), Series A (MBIA Insured), 3.570%, VRD	2,495,000	2,495,000

University of Missouri Revenue (System Facilities), Series A, 3.560%, VRD	6,200,000	6,200,000

		8,695,000

46

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Nebraska—1.45%
Lancaster County Hospital Authority No. 1 Revenue Refunding (Bryan Memorial Hospital Project) (MBIA Insured), 3.250%, VRD	$3,915,000	$3,915,000

Nebraska Public Power District Revenue (FSA Insured), 3.490%, VRD(1)	14,740,000	14,740,000

		18,655,000

Nevada—1.71%
Clark County Airport Revenue, Series A (ABN AMRO MuniTops Certificates Trust, Series 2005-56) (AMBAC Insured), 3.500%, VRD(1),(2)	9,995,000	9,995,000

Clark County Airport Revenue (Sub Lien), Series D-1 (FGIC Insured), 3.250%, VRD	8,020,000	8,020,000

Clark County Highway Improvement Revenue Refunding (Motor Vehicle Fuel Tax) (Merrill Lynch P-Floats, Series MT-491) (AMBAC Insured), 5.000%, VRD(1),(2)	4,000,000	4,000,000

		22,015,000

New Jersey—0.39%
New Jersey Tax and Revenue Anticipation Notes, 4.500%, due 06/24/08	5,000,000	5,027,657

New York—0.37%
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Citigroup ROCS, Series RR-II-R-11264), 3.330%, VRD(1),(2)	4,800,000	4,800,000

North Carolina—7.32%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series B, 3.550%, VRD	1,000,000	1,000,000

Craven County Certificates of Participation (Bank of America Austin Certificates, Series 2007-2019) (MBIA Insured), 3.500%, VRD(1),(2)	7,025,000	7,025,000

Mecklenburg County Certificates of Participation, 3.430%, VRD	28,900,000	28,900,000

Series A, 3.550%, VRD	6,700,000	6,700,000

47

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
North Carolina (Citigroup ROCS, Series RR-II-R-11181), 3.510%, VRD(1),(2)	$4,500,000	$4,500,000

North Carolina (Public Improvement), Series G, 3.250%, VRD	3,900,000	3,900,000

North Carolina Capital Facilities Finance Agency Student Revenue (Housing Facilities-Wolfpack Club), Series A, 3.460%, VRD	4,440,000	4,440,000

University of North Carolina Hospital Chapel Hill Revenue, Series B, 3.580%, VRD	30,500,000	30,500,000

Wake County, Series B, 3.420%, VRD	7,400,000	7,400,000

		94,365,000

Ohio—4.52%
Mahoning County Housing Revenue (Youngstown State University Project), 3.430%, VRD	21,530,000	21,530,000

Ohio (Common Schools), Series D, 3.310%, VRD	20,000,000	20,000,000

Ohio Higher Educational Facilities Commission Revenue (University Hospitals) (Bank of America Austin Certificates, Series 2007-1010) (AMBAC Insured), 3.500%, VRD(1),(2)	6,665,000	6,665,000

Ohio Higher Educational Facilities Revenue (Case Western), Series A, 3.310%, VRD	10,000,000	10,000,000

		58,195,000

Oklahoma—1.51%
Oklahoma Turnpike Authority Revenue Refunding (Second Senior Revenue), Series E (XLCA Insured), 3.350%, VRD	19,295,000	19,295,000

Tulsa County Industrial Authority Revenue (First Meeting Montercau), Series A, 3.580%, VRD	180,000	180,000

		19,475,000

48

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—4.45%
Allegheny County Industrial Development Authority Revenue (United Jewish Federation), Series B, 3.460%, VRD	$3,775,000	$3,775,000

Beaver County Industrial Development Authority Pollution Control Revenue Refunding (Firstenergy Nuclear), Series B, 3.270%, VRD	8,500,000	8,500,000

Delaware River Joint Toll Bridge Commission Revenue (Citigroup Eagle Class A Certificates 20070154) (MBIA Insured), 3.500%, VRD(1),(2)	3,795,000	3,795,000

Geisinger Authority Health Systems (Geisinger Health Systems), Series A, 3.540%, VRD	6,000,000	6,000,000

Series C, 3.500%, VRD	13,500,000	13,500,000

Pennsylvania Higher Educational Facilities Authority Revenue Refunding (Carnegie Mellon University) Series D, 3.500%, VRD	3,400,000	3,400,000

Pittsburgh & Allegheny County Passports & Exhibition Authority Commonwealth, Series A (FSA Insured), 3.470%, VRD	10,000,000	10,000,000

University of Pittsburgh of the Commonwealth Systems of Higher Education Refunding (University Capital Project), Series A, 3.300%, VRD	3,400,000	3,400,000

Series B, 3.400%, VRD	5,000,000	5,000,000

		57,370,000

South Carolina—1.09%
Richland County School District No. 001 (ABN AMRO MuniTops Certificates Trust, Series 2003-29) (FSA Insured), 3.500%, VRD(1),(2)	10,000,000	10,000,000

South Carolina Educational Facilities Authority for Private Nonprofit Institutions (Furman University), Series B, 3.550%, VRD	4,110,000	4,110,000

		14,110,000

Tennessee—1.33%
Memphis Electric Systems Revenue (JP Morgan PUTTERs, Series 378) (MBIA Insured), 3.490%, VRD(1),(2)	12,750,000	12,750,000

Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool), 3.580%, VRD	4,400,000	4,400,000

		17,150,000

49

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—12.35%
Austin Water & Wastewater Systems Revenue (Morgan Stanley Floater Certificates, Series 1281) (AMBAC Insured), 3.500%, VRD(1),(2)	$7,500,000	$7,500,000

Bryan Independent School District (School Building) (ABN AMRO MuniTops Certificates Trust, Series 2007-20) (PSF-GTD), 3.500%, VRD(1),(2)	10,005,000	10,005,000

Dallas Waterworks & Sewer Systems Revenue (JP Morgan PUTTERs, Series 1800B) (AMBAC Insured), 3.490%, VRD(1),(2)	4,040,000	4,040,000

Harris County Health Facilities Development Corp. Revenue (St. Luke’s Episcopal Hospital), Series B, 3.580%, VRD	10,100,000	10,100,000

Harris County Health Facilities Development Corp. Special Facilities Revenue (Texas Medical Center Project), Series B (FSA Insured), 3.580%, VRD	3,900,000	3,900,000

Harris County Refunding, Series C (Merrill Lynch P-Floats, Series PT-4347) (FSA Insured), 4.030%, VRD(1),(2)	6,480,000	6,480,000

Houston Higher Education Finance Corp. Higher Education Revenue Refunding (Rice University Project), Series A, 3.320%, VRD	17,105,000	17,105,000

Houston Utility Systems Revenue (Citigroup ROCS), Series RR-II-R-10282 (FSA Insured), 3.510%, VRD(1),(2)	4,950,000	4,950,000

Series RR-II-R-11176 (FGIC Insured), 3.510%, VRD(1),(2)	6,365,000	6,365,000

Joshua Independent School District Refunding (Building) (Bank of America Austin Certificates, Series 2007) (PSF-GTD), 3.490%, VRD(1),(2)	8,483,000	8,483,000

Lampasas Independent School District (School Building) (Bank of America Austin Certificates, Series 2008) (PSF-GTD), 3.490%, VRD(1),(2)	6,384,000	6,384,000

Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding (Exxon Mobil Project), Series A-2, 3.510%, VRD	3,125,000	3,125,000

50

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Lubbock Cooper Independent School District (JP Morgan PUTTERs, Series 1432) (PSF-GTD), 3.500%, VRD(1),(2)	$5,980,000	$5,980,000

Manor Independent School District (Citigroup ROCS, Series RR-II-R-11178) (PSF-GTD), 3.510%, VRD(1),(2)	4,920,000	4,920,000

Matagorda County Navigation District No. 1 Pollution Control Revenue (Morgan Stanley Floater Certificates, Series 1672) (AMBAC Insured), 3.500%, VRD(1),(2)	3,650,000	3,650,000

Northwest Independent School District (Citigroup ROCS, Series RR-II-R-11220) (PSF-GTD), 3.510%, VRD(1),(2)	3,600,000	3,600,000

Nueces River Authority Water Supply Revenue (Merrill Lynch P-Floats, Series PT-2823) (FSA Insured), 3.580%, VRD(1),(2)	6,165,000	6,165,000

Odessa (JP Morgan PUTTERs, Series 2217) (MBIA Insured), 3.490%, VRD(2)	13,550,000	13,550,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project), 3.570%, VRD	13,040,000	13,040,000

Texas (Citigroup ROCS, Series RR-II-R-11184), 3.510%, VRD(1),(2)	6,215,000	6,215,000

Texas Water Development Board Revenue Refunding (State Revolving-Sub Lien), Series A, 3.570%, VRD	286,000	286,000

White Settlement Independent School District Refunding (School Building) (Bank of America Austin Certificates, Series 2002) (PSF-GTD), 3.490%, VRD(1),(2)	6,633,000	6,633,000

Williamson County (JP Morgan PUTTERs, Series 2190) (AMBAC Insured), 3.520%, VRD(1),(2)	6,760,000	6,760,000

		159,236,000

Utah—2.95%
Intermountain Power Agency Power Supply Revenue Refunding, Series A (MBIA Insured), 6.000%, due 07/01/08	4,200,000	4,268,881

Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 3.470%, VRD	24,600,000	24,600,000

51

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(concluded)

Utah—(concluded)
Weber County Hospital Revenue (IHC Health Services), Series C, 3.580%, VRD	$9,150,000	$9,150,000

		38,018,881

Vermont—0.75%
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project), Series A, 3.580%, VRD	9,605,000	9,605,000

Virginia—0.22%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series E, 3.540%, VRD	2,800,000	2,800,000

Washington—3.56%
Eclipse Funding Trust (Solar Eclipse, Series 2007-0106) (MBIA-IBC Insured), 3.490%, VRD(1)	13,600,000	13,600,000

King County Sewer Revenue (Junior Lien), Series A, 3.320%, VRD	20,280,000	20,280,000

Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series D (FSA Insured), 3.590%, VRD	3,050,000	3,050,000

Washington Higher Education Facilities Authority Revenue (Seattle University Project) (Bank of America Austin Certificates, Series 2007-2011) (AMBAC Insured), 3.500%, VRD(1),(2)	5,265,000	5,265,000

Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma Pierce County Project), 3.250%, VRD	3,700,000	3,700,000

		45,895,000

Total municipal bonds and notes (cost—$1,205,089,347)		1,205,089,347

Tax-exempt commercial paper—11.09%

Georgia—1.38%
Burke County Development Authority Revenue (Oglethorpe Power Corp.), 3.520%, due 02/07/08	5,000,000	5,000,000

3.580%, due 11/16/07	6,750,000	6,750,000

52

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Tax-exempt commercial paper—(continued)

Georgia—(concluded)
Emory University Private Colleges and University Authority,
3.550%, due 12/20/07	$6,000,000	$6,000,000

		17,750,000

Illinois—1.06%
Illinois Educational Facilities Authority Revenue,
3.520%, due 02/07/08	6,000,000	6,000,000

3.670%, due 11/05/07	7,700,000	7,700,000

		13,700,000

Massachusetts—0.93%
Massachusetts Water Authority,
3.550%, due 11/01/07	12,000,000	12,000,000

New York—1.55%
New York City Municipal Water Finance Authority,
3.530%, due 12/20/07	10,000,000	10,000,000

Series 5B, 3.530%, due 12/20/07	10,000,000	10,000,000

		20,000,000

Tennessee—1.91%
Tennessee State School Bond Authority,
3.500%, due 11/20/07	10,000,000	10,000,000

3.500%, due 12/06/07	12,000,000	12,000,000

3.580%, due 12/06/07	2,623,000	2,623,000

		24,623,000

Texas—4.26%
City of Houston,
3.570%, due 12/03/07	7,150,000	7,150,000

3.740%, due 11/13/07	5,000,000	5,000,000

Harris County Toll Road,
3.450%, due 01/10/08	10,000,000	10,000,000

Metro Transit Authority Harris County,
3.350%, due 12/05/07	10,000,000	10,000,000

San Antonio Electric and Gas, Series A,
3.500%, due 11/19/07	8,550,000	8,550,000

3.600%, due 11/07/07	6,200,000	6,200,000

53

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Tax-exempt commercial paper—(concluded)

Texas—(concluded)
University of Texas,
3.830%, due 11/14/07	$8,000,000	$8,000,000

		54,900,000

Total tax-exempt commercial paper (cost—$142,973,000)		142,973,000

Total investments (cost—$1,348,062,347 which approximates cost for federal income tax purposes)—104.59%		1,348,062,347

Liabilities in excess of other assets—(4.59)%		(59,148,870)

Net assets—100.00%		$1,288,913,477

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 29.99% of net assets as of October 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
AMBAC	American Municipal Bond Assurance Corporation
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GTD	Guaranteed
IBC	Insured Bond Certificate
MBIA	Municipal Bond Investors Assurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2007 and reset periodically.
XLCA	XL Capital Assurance

Weighted average maturity—18 days

See accompanying notes to financial statements

54

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2007 to October 31, 2007 (except as otherwise indicated below).

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Please note that Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund commenced operations on August 28, 2007, therefore “Actual” expenses paid during the period reflect activity from August 28, 2007 through October 31, 2007.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the

55

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund commenced operations on August 28, 2007, the “Hypothetical” expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that each Master Fund’s expense ratio in effect during its initial period (August 28, 2007, through October 31, 2007) also would have been in effect during the period from May 1, 2007 to October 31, 2007.

56

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund(1)
	Beginning account value	Ending account value October 31, 2007	Expenses paid during period	Expense ratio during period

Actual	$1,000.00	$1,009.50	$0.18	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund(1)
	Beginning account value	Ending account value October 31, 2007	Expenses paid during period	Expense ratio during period

Actual	$1,000.00	$1,008.30	$0.18	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Tax-Free Master Fund(1)
	Beginning account value	Ending account value October 31, 2007	Expenses paid during period	Expense ratio during period

Actual	$1,000.00	$1,006.60	$0.00	0.00%

Hypothetical (5% annual return before expenses)	1,000.00	1,025.14	0.00	0.00

(1)	The Master Fund commenced operations on August 28, 2007. Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 65 divided by 366 (to reflect actual days in the period for the actual example) and multiplied by 184 divided by 366 (to reflect the one-half year period for the hypothetical example).

57

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/07

Weighted average maturity(1)	38 days

Net assets (bln)	$11.0

Portfolio composition(2)	10/31/07

Commercial paper	33.7%

Repurchase agreements	19.7

Certificates of deposit	14.4

Short-term corporate obligations	14.3

US master notes	6.1

US government and agency obligations	5.9

Funding agreements	3.0

Time deposits	2.0

Bank notes	1.6

Money market funds	0.0 (3)

Other assets less liabilities	(0.7)

Total	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of the Master Fund’s net assets as of October 31, 2007.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

58

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/07

Weighted average maturity(1)	20 days

Net assets (bln)	$2.6

Portfolio composition(2)	10/31/07

Repurchase agreements	86.6%

US government obligations	21.8

Other assets less liabilities	(8.4)

Total	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

59

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/07

Weighted average maturity(1)	18 days

Net assets (bln)	$1.3

Portfolio composition(2)	10/31/07

Municipal bonds and notes	93.5%

Tax-exempt commercial paper	11.1

Other assets less liabilities	(4.6)

Total	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

60

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations
For the period
August 28, 2007(1) to
October 31, 2007
(unaudited)

Prime Master Fund
Investment income:
Interest	$96,716,375

Expenses:
Investment advisory and administration fees	1,788,819

Trustees’ fees	34,352

Net expenses	1,823,171

Net investment income/net increase in
net assets resulting from operations	$94,893,204

Treasury Master Fund
Investment income:
Interest	$21,827,329

Securities lending income	4,792

21,832,121

Expenses:
Investment advisory and administration fees	460,737

Trustees’ fees	8,834

Net expenses	469,571

Net investment income/net increase in
net assets resulting from operations	$21,362,550

Tax-Free Master Fund
Investment income:
Interest	$5,122,503

Expenses:
Investment advisory and administration fees	138,011

Trustees’ fees	2,055

140,066

Less: Expense waiver by advisor	(140,066)

Net expenses	—

Net investment income	5,122,503

Net realized gain from investment activities	7,376

Net increase in net assets resulting from operations	$5,129,879

(1)	Commencement of operations.

See accompanying notes to financial statements

61

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets
For the period
August 28, 2007(1) to
October 31, 2007
(unaudited)

Prime Master Fund

From operations:
Net investment income/net increase in net assets resulting
from operations	$94,893,204

Net increase in net assets from beneficial interest transactions	10,862,952,540

Net increase in net assets	10,957,845,744

Net assets:
Beginning of period	—

End of period	$10,957,845,744

Treasury Master Fund

From operations:
Net investment income/net increase in net assets resulting
from operations	$21,362,550

Net increase in net assets from beneficial interest transactions	2,538,270,740

Net increase in net assets	2,559,633,290

Net assets:
Beginning of period	—

End of period	$2,559,633,290

Tax-Free Master Fund

From operations:
Net investment income	$5,122,503

Net realized gain from investment activities	7,376

Net increase in net assets resulting from operations	5,129,879

Net increase in net assets from beneficial interest transactions	1,283,783,598

Net increase in net assets	1,288,913,477

Net assets:
Beginning of period	—

End of period	$1,288,913,477

(1)	Commencement of operations.

See accompanying notes to financial statements

62

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights

	For the period
	August 28, 2007(1) to
	October 31, 2007
	(unaudited)

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$10,957,846

Expenses to average net assets	0.10	%(2)

Net investment income to average net assets	5.45	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,559,633

Expenses to average net assets	0.10	%(2)

Net investment income to average net assets	4.55	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,288,913

Expenses to average net assets, net of fee waivers by advisor	0.00	%(2)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)

Net investment income to average net assets	3.68	%(2)

(1)	Commencement of operations.
(2)	Annualized.

See accompanying notes to financial statements

63

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent

64

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of operations for a fiscal period.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent,

65

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

the Master Funds might suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At October 31, 2007, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $901,716, $221,956 and $140,066, respectively, for investment advisory and administration fees.

In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the

66

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets.

UBS Global AM has voluntarily agreed to waive its entire fee for advisory and administration services provided to Tax-Free Master Fund (approximately 0.10%) through February 29, 2008. At October 31, 2007, UBS Global AM owed Tax-Free Master Fund $140,066 for fee waivers. For the period ended October 31, 2007, UBS Global AM voluntarily waived $140,066.

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg holds the position of senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended October 31, 2007, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$6,406,013,156

Treasury Master Fund	28,303,000,000

Tax-Free Master Fund	407,071,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured

67

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under each Master Fund’s securities lending program. UBS Securities LLC is the Master Funds’ lending agent. For the period ended October 31, 2007, UBS Securities LLC earned $2,940 and $21,566, in compensation from Prime Master Fund and Treasury Master Fund, respectively, as the Master Fund’s lending agent. At October 31, 2007, Prime Master Fund and Treasury Master Fund owed UBS Securities LLC $49 and $8,862, respectively, in compensation for services as its lending agent. Tax-Free Master Fund did not loan any securities during the period ended October 31, 2007.

At October 31, 2007, Treasury Master Fund had securities on loan having a market value of $342,573,980. Treasury Master Fund’s custodian held US government securities having an aggregate value of $345,925,846 as collateral for portfolio securities loaned as follows:

Principal
amount		Maturity	Interest
(000)		date	rate	Value

$66,540	US Treasury Bond	08/15/17	8.875%	$90,430,437

303,810	US Treasury Principal Strip	11/15/27	0.000	115,113,609

58,550	US Treasury Principal Strip	08/15/25	6.875	25,059,400

228,000	US Treasury Principal Strip	11/15/21	0.000	115,322,400

68

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Other liabilities
At October 31, 2007, the Master Funds had the following liabilities outstanding*:

	Payable for	Payable for cash
	investments	collateral from
	purchased	securities loaned

Prime Master Fund	$107,000,000	$198

Treasury Master Fund	216,638,258	—

Tax-Free Master Fund	64,813,600	—

*	Excludes investment advisory and administrative fees and securities lending payable.

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code, therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

For the
period ended
Prime Master Fund	October 31, 2007*

Contributions	$14,854,297,611

Withdrawals	(3,991,345,071)

Net increase in beneficial interest	$10,862,952,540

69

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

For the
period ended
Treasury Master Fund	October 31, 2007*

Contributions	$3,740,464,532

Withdrawals	(1,202,193,792)

Net increase in beneficial interest	$2,538,270,740

For the
period ended
Tax-Free Master Fund	October 31, 2007*

Contributions	$1,728,651,398

Withdrawals	(444,867,800)

Net increase in beneficial interest	$1,283,783,598

*	The Master Fund commenced operations on August 28, 2007.

70

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

71

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management agreement (unaudited)

At a meeting of the board of Master Trust on May 9, 2007, the members of the board, including the trustees who are not “interested persons” of Master Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a Management Agreement between UBS Global AM and Master Trust with respect to, Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”), and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”), each a series of Master Trust, in connection with the proposed establishment of a master-feeder fund structure involving (1) the conversion of existing funds (i.e., UBS Select Prime Institutional Fund, f/k/a UBS Select Money Market Fund; and UBS Select Treasury Institutional Fund, f/k/a UBS Select Treasury Fund) and (2) the organization of several new feeder funds (each a “Feeder Fund” and together the “Feeder Funds”). The board received and considered a variety of information with respect to the proposed Management Agreement, including UBS Global AM’s reasons for proposing the establishment of a master-feeder structure. The board recognized that the advisory and administrative services to be provided to each Master Fund (and the administrative and distribution services to be provided to each Feeder Fund) would be substantially similar to the services provided to other UBS money market funds overseen by the board and with which the board was familiar. In considering the approval of the Management Agreement, the board was able to draw on its knowledge of UBS Global AM, the UBS fund complex overseen by the board and the advisory agreements for other UBS money market funds overseen by the board, including the extensive materials it had reviewed at its last annual contract renewal meeting for the UBS funds in July 2006, and noted that it had at that time received a memorandum from its independent legal counsel discussing, among other things, the duties of board members in considering approval of advisory agreements.

In its consideration of the approval of the Management Agreement, the board considered the following factors:

Nature, extent and quality of the services under the management agreement—The board recognized that although each Master Fund would be a new fund, the board was familiar with the services currently provided to other UBS money market funds and that the service providers

72

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management agreement (unaudited)

(including UBS Global AM as investment advisor) for the Master Funds would be the same as (or similar to) those for certain other UBS money market funds and that the services to be provided to each Master Fund and, through a separate administration agreement, each Feeder Fund, would be substantially similar to those provided to those other UBS money market funds. The board considered the nature, extent and quality of advisory, administrative, distribution, and shareholder services generally provided by UBS Global AM and its affiliates to the UBS Funds and their shareholders and expected to be provided to the Master Funds and the Feeder Funds and their shareholders.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services that are expected to be provided to each Master Fund under the Management Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fees (the “Contractual Management Fees”) payable by each Master Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services to be provided by UBS Global AM. The board also reviewed a peer group analysis prepared by management utilizing figures from iMoneyNet comparing the proposed Contractual Management Fee and anticipated net expense ratio for various Feeder Funds to the management fees and net expense ratios for a selected group of institutional “prime” money market funds, institutional treasury money market funds, and institutional municipal money market funds, respectively. The board also noted that the combined effect of the fees at the master and feeder levels would result in the same level of fees being applicable to the existing funds that would be converting to the new structure. UBS Global AM also noted that the Contractual Management Fees reflected the introduction of breakpoints at higher asset levels so that if the new structure were successful in raising sufficient assets, each of the Feeder Funds, including the existing two funds, could potentially benefit from a fee decrease.

Taking all of the above into consideration, the board determined that the proposed management fees were reasonable in light of the nature, extent and quality of the services proposed to be provided to each Master Fund under the Management Agreement.

73

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management agreement (unaudited)

Fund performance—Past performance was not a factor considered by the board, as the Master Funds and most of the Feeder Funds would be new funds.

Advisor profitability—As the Master Funds and most of the Feeder Funds would be new funds, the board did not consider the profitability of UBS Global AM or its affiliates. Management noted that the combined impact of the master-feeder level fees would result in annual fund operating expenses no higher than those of the existing funds to be transitioned to the new structure.

Economies of scale—The board noted management’s explanation that, in connection with the organization of other UBS funds which would be feeder funds of the Master Funds and the conversion of certain UBS money market funds to feeder funds of the Master Funds, it anticipated that as the Master Funds grew in scale there could be potential economies of scale which might be passed to shareholders of the corresponding Feeder Funds via the Contractual Management Fee breakpoints. The board also noted that although each Master Fund’s Contractual Management Fee contained some breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other potential benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative, and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates might receive were considered reasonable.

74

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management agreement (unaudited)

In light of all of the foregoing, the board approved the Management Agreement.

In making its decision, the board identified no single factor as being determinative in approving the Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed approval of the Management Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Michael H. Markowitz
Vice President and Secretary	Vice President

Administrator (and Advisor for the Master Funds)
UBS Global Asset Management (Americas) Inc. 51 West 52nd Street New York, New York 10019-6114

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, New York 10019-6114

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2007 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 4, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 4, 2008